Variable Annuity-1 Series
Account of Great-West Life
& Annuity Insurance
Company

Financial Statements as of and for the year ended
December 31, 2021 and Report of Independent

Registered Public Accounting Firm

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

To the Contract Holders of Variable Annuity-1 Series Account and the Board of Directors of
Great-West Life & Annuity Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A that comprise Variable Annuity-1 Series Account (the Series Account) of Great-West Life & Annuity Insurance Company as of December 31, 2021, the related statements of operations and changes in net assets for the year or period described in Appendix A, and the related notes (collectively, the financial statements) and the financial highlights for the year or period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Series Account as of December 31, 2021, the results of its operations and changes in its net assets for the year or period then ended, and the financial highlights for the year or period then ended, in conformity with U.S. generally accepted accounting principles. The statements of changes in net assets for the year ended December 31, 2020 and financial highlights for each of the years in the four-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 10, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Great-West Life & Annuity Insurance Company separate accounts since 2021.

Birmingham, Alabama

April 12, 2022

Appendix A

The investment divisions that comprise Variable Annuity-1 Series Account were audited according to varying periods as defined in the table below:

Investment Division	Statement of Assets and Liabilities	Statements of Operations and Changes in Net Assets
AB VPS Growth and Income Portfolio	As of December 31, 2021	For the year ended December 31, 2021
AB VPS International Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
AB VPS International Value Portfolio	As of December 31, 2021	For the year ended December 31, 2021
AB VPS Large Cap Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
AB VPS Small/Mid Cap Value Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Alger Balanced Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Alger Capital Appreciation Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Alger Large Cap Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Alger Mid Cap Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
AllSpring VT Discovery Fund	As of December 31, 2021	For the year ended December 31, 2021
AllSpring VT Omega Growth Fund	As of December 31, 2021	For the year ended December 31, 2021
AllSpring VT Opportunity Fund	As of December 31, 2021	For the year ended December 31, 2021
ALPs Red Rock Listed Private Equity Portfolio	As of December 31, 2021	For the year ended December 31, 2021
American Century Investments VP Balanced Fund	As of December 31, 2021	For the year ended December 31, 2021
American Century VP Disciplined Core Value Fund	As of December 31, 2021	For the year ended December 31, 2021
American Century Investments VP International Fund	As of December 31, 2021	For the year ended December 31, 2021
American Century Investments VP Mid Cap Value Fund	As of December 31, 2021	For the year ended December 31, 2021

American Century Investments VP Value Fund	As of December 31, 2021	For the year ended December 31, 2021
American Funds IS Bond Fund	As of December 31, 2021	For the year ended December 31, 2021
American Funds IS Global Bond Fund	As of December 31, 2021	For the year ended December 31, 2021
American Funds IS Global Growth Fund	As of December 31, 2021	For the year ended December 31, 2021
American Funds IS Global Small Capitalization Fund	As of December 31, 2021	For the year ended December 31, 2021
American Fund IS Growth-Income Fund	As of December 31, 2021	For the year ended December 31, 2021
American Funds IS International Fund	As of December 31, 2021	For the year ended December 31, 2021
American Funds IS New World Fund	As of December 31, 2021	For the year ended December 31, 2021
Blackrock 60/40 Target Allocation ETF VI Fund	As of December 31, 2021	For the year ended December 31, 2021
Blackrock Global Allocation VI Fund	As of December 31, 2021	For the year ended December 31, 2021
BNY Mellon IP MidCap Stock Portfolio	As of December 31, 2021	For the year ended December 31, 2021
BNY Mellon VIF Appreciation Portfolio	As of December 31, 2021	For the year ended December 31, 2021
BNY Mellon VIF Growth and Income Portfolio	As of December 31, 2021	For the year ended December 31, 2021
BNY Mellon VIF Opportunistic Small Cap Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Clearbridge Variable Large Cap Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Clearbridge Variable Mid Cap Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Clearbridge Variable Small Cap Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Columbia Variable Portfolio – Emerging Markets Fund	As of December 31, 2021	For the year ended December 31, 2021
Columbia Variable Portfolio – Large Cap Growth Fund	As of December 31, 2021	For the year ended December 31, 2021

Columbia Variable Portfolio - Seligman Global Technology Fund	As of December 31, 2021	For the year ended December 31, 2021
Columbia Variable Portfolio – Small Cap Value Fund	As of December 31, 2021	For the year ended December 31, 2021
Delaware VIP Emerging Markets Series	As of December 31, 2021	For the year ended December 31, 2021
Delaware VIP International Series	As of December 31, 2021	For the year ended December 31, 2021
Delaware VIP Small Cap Value Series	As of December 31, 2021	For the year ended December 31, 2021
Delaware VIP SMID Cap Core Series	As of December 31, 2021	For the year ended December 31, 2021
Delaware VIP Value Series	As of December 31, 2021	For the year ended December 31, 2021
Dimensional VA US Targeted Value Portfolio	As of December 31, 2021	For the year ended December 31, 2021
DWS Capital Growth VIP	As of December 31, 2021	For the year ended December 31, 2021
DWS Core Equity VIP	As of December 31, 2021	For the year ended December 31, 2021
DWS CROCI® U.S. VIP	As of December 31, 2021	For the year ended December 31, 2021
DWS Global Small CAP VIP	As of December 31, 2021	For the year ended December 31, 2021
DWS Small CAP Index VIP	As of December 31, 2021	For the year ended December 31, 2021
DWS Small Mid Cap Growth VIP	As of December 31, 2021	For the year ended December 31, 2021
DWS Small Mid Cap Value VIP	As of December 31, 2021	For the year ended December 31, 2021
Federated Fund for U.S. Government Securities Fund II	As of December 31, 2021	For the year ended December 31, 2021
Federated Hermes Managed Volatility Fund II	As of December 31, 2021	For the year ended December 31, 2021
Franklin Small Cap Value VIP Fund	As of December 31, 2021	For the year ended December 31, 2021
Goldmn Sachs VIT Multi-Strategy Alternatives Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Great-West Aggressive Profile Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Ariel Mid Cap Value Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Bond Index Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Conservative Profile Fund	As of December 31, 2021	For the year ended December 31, 2021

Great-West International Index Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West International Value Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Lifetime 2015 Fund	As of December 31, 2021	For the year ended December 31, 2021
Great West Lifetime 2020 Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Lifetime 2025 Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Lifetime 2030 Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Lifetime 2035 Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Lifetime 2040 Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Lifetime 2045 Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Lifetime 2050 Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Lifetime 2055 Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Lifetime 2060 Fund	As of December 31, 2021	For the period January 7, 2021 (commencement of operations) to December 31, 2021
Great-West Mid Cap Value Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Moderate Profile Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Moderately Aggressive Profile Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Moderately Conservative Profile Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Multi-Sector Bond Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Real Estate Index Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West SecureFoundation® Balanced Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West Small Cap Value Fund	As of December 31, 2021	For the year ended December 31, 2021
Great-West T. Rowe Price Mid Cap Growth Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco Oppenheimer V.I. Global Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco Oppenheimer V.I. International Growth Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco Oppenheimer V.I. Main Street Small Cap Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco V.I. Comstock Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco V.I. Core Equity Fund	As of December 31, 2021	For the year ended December 31, 2021

Invesco V.I. Growth & Income Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco V.I. High Yield Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco V.I. International Growth Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco V.I. Mid Cap Core Equity Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco V.I. Small Cap Equity Fund	As of December 31, 2021	For the year ended December 31, 2021
Invesco V.I. Technology Fund	As of December 31, 2021	For the year ended December 31, 2021
Ivy VIP International Core Equity	As of December 31, 2021	For the year ended December 31, 2021
Janus Henderson VIT Balanced Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Janus Henderson VIT Balanced Portfolio Service Shares	As of December 31, 2021	For the year ended December 31, 2021
Janus Henderson VIT Flexible Bond Portfolio Institutional Shares	As of December 31, 2021	For the year ended December 31, 2021
Janus Henderson VIT Flexible Bond Portfolio Service Shares	As of December 31, 2021	For the year ended December 31, 2021
Janus Henderson VIT Global Research Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Janus Henderson VIT Global Technology Portfolio Innovation Institutional Shares	As of December 31, 2021	For the year ended December 31, 2021
Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares	As of December 31, 2021	For the year ended December 31, 2021
Janus Henderson VIT Overseas Portfolio Institutional Shares	As of December 31, 2021	For the year ended December 31, 2021
Janus Henderson VIT Overseas Portfolio Service Shares	As of December 31, 2021	For the year ended December 31, 2021
Janus Henderson VIT Research Portfolio	As of December 31, 2021	For the year ended December 31, 2021
JPMorgan Insurance Trust Core Bond Portfolio	As of December 31, 2021	For the year ended December 31, 2021
JPMorgan Insurance Trust Small Cap Core Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Lazard Retirement Emerging Markets Equity Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Lord Abbett Series Short Duration Income Portfolio	As of December 31, 2021	For the year ended December 31, 2021
LVIP Baron Growth Opportunities Fund	As of December 31, 2021	For the year ended December 31, 2021
MFS VIT II Core Equity Portfolio	As of December 31, 2021	For the year ended December 31, 2021
MFS VIT II International Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
MFS VIT II International Intrinsic Value Portfolio	As of December 31, 2021	For the year ended December 31, 2021
MFS VIT III Blended Research Small Cap Equity Portfolio	As of December 31, 2021	For the year ended December 31, 2021
MFS VIT III Mid Cap Value Portfolio	As of December 31, 2021	For the year ended December 31, 2021

MFS VIT Utilities Series	As of December 31, 2021	For the year ended December 31, 2021
Morgan Stanley VIF U.S. Real Estate Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Neuberger Berman Amt Mid Cap Intrinsic Value Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Neuberger Berman AMT Sustainable Equity Portfolio	As of December 31, 2021	For the year ended December 31, 2021
NVIT Mid Cap Index Fund	As of December 31, 2021	For the year ended December 31, 2021
PIMCO VIT Commodity Real Return Strategy Portfolio	As of December 31, 2021	For the year ended December 31, 2021
PIMCO VIT Emerging Markets Bond Portfolio	As of December 31, 2021	For the year ended December 31, 2021
PIMCO VIT High Yield Portfolio	As of December 31, 2021	For the year ended December 31, 2021
PIMCO VIT Low Duration Portfolio	As of December 31, 2021	For the year ended December 31, 2021
PIMCO VIT Real Return Portfolio	As of December 31, 2021	For the year ended December 31, 2021
PIMCO VIT Total Return Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Pioneer Bond VCT Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Pioneer Fund VCT Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Pioneer Mid Cap Value VCT Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Pioneer Select Mid Cap Growth VCT Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Prudential Series Fund Equity Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Prudential Series Fund Natural Resources Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Equity Income Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Global Asset Allocation Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Global Health Care Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Income Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT International Equity Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT International Value Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Mortgage Securities Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Multi-Cap Core Fund	As of December 31, 2021	For the year ended December 31, 2021
Putnam VT Small Cap Value Fund	As of December 31, 2021	For the year ended December 31, 2021
Royce Capital Fund – Small-Cap Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Schwab Government Money Market Portfolio	As of December 31, 2021	For the year ended December 31, 2021

Schwab S&P 500 Index Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Schwab VIT Balanced Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Schwab VIT Balanced with Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Schwab VIT Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
T. Rowe Price Health Sciences Portfolio	As of December 31, 2021	For the year ended December 31, 2021
T. Rowe Price Health Sciences Portfolio Class II	As of December 31, 2021	For the year ended December 31, 2021
Templeton Foreign VIP Fund	As of December 31, 2021	For the year ended December 31, 2021
Templeton Global Bond VIP Fund	As of December 31, 2021	For the year ended December 31, 2021
Third Avenue Value Portfolio Variable Series	As of December 31, 2021	For the year ended December 31, 2021
Touchstone VST Bond Fund	As of December 31, 2021	For the year ended December 31, 2021
Touchstone VST Common Stock Fund	As of December 31, 2021	For the year ended December 31, 2021
Touchstone VST Common Stock Fund Class SC	As of December 31, 2021	For the year ended December 31, 2021
Touchstone VST Small Company Fund	As of December 31, 2021	For the year ended December 31, 2021
Van Eck VIP Unconstraine D Emerging Markets Bond Fund	As of December 31, 2021	For the year ended December 31, 2021
Van Eck VIP Global Hard Assets Fund	As of December 31, 2021	For the year ended December 31, 2021
Vanguard VIF Capital Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Vanguard VIF Diversified Value Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Vanguard VIF Mid-Cap Index Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Vanguard VIF Real Estate Index Portfolio	As of December 31, 2021	For the year ended December 31, 2021
Vanguard VIF Small Company Growth Portfolio	As of December 31, 2021	For the year ended December 31, 2021

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS LARGE CAP GROWTH PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO	ALGER BALANCED PORTFOLIO

ASSETS:
Investments at Fair Value*	$11,520,968	$9,606,997	$1,834,196	$23,884,069	$6,036,167	$1,101,420
Receivable from the General Account	-	41,915	4,467	-	6,904	16,940
Receivable Units of the Account Sold	300,104	637,813	327,528	2,812,274	892,208	40,920

Total Assets	11,821,072	10,286,725	2,166,191	26,696,343	6,935,278	1,159,280

LIABILITIES:
Payable for Investments Purchased	300,391	638,154	327,593	2,812,806	892,341	40,953
Payable to the General Account	7,124	-	-	1,609	-	-

Total Liabilities	307,515	638,154	327,593	2,814,415	892,341	40,953

NET ASSETS	$11,513,558	$9,648,571	$1,838,599	$23,881,928	$6,042,937	$1,118,327

UNITS OUTSTANDING	350,392	374,236	184,339	519,226	191,730	37,062

UNIT VALUE	$32.86	$25.78	$9.97	$46.00	$31.52	$30.17

* Cost of Investments:	$8,752,278	$7,044,032	$1,638,275	$18,641,741	$5,131,003	$731,774
Shares of Investments:	312,815	354,371	116,679	256,570	257,296	56,224

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALLSPRING VT DISCOVERY FUND	ALLSPRING VT OMEGA GROWTH FUND	ALLSPRING VT OPPORTUNITY FUND

				(1)	(2)	(3)

ASSETS:
Investments at Fair Value*	$5,016,297	$46,920,301	$6,940,875	$12,210,654	$3,543,978	$6,719,299
Receivable from the General Account	-	156,110	-	10,955	51,096	32,543
Receivable Units of the Account Sold	1,723,658	4,833,914	888,694	1,601,316	147,442	1,291,004

Total Assets	6,739,954	51,910,325	7,829,569	13,822,926	3,742,516	8,042,846

LIABILITIES:
Payable for Investments Purchased	1,722,900	4,835,574	888,967	1,601,407	147,547	1,291,237
Payable to the General Account	1,507	-	1,501	-	-	-

Total Liabilities	1,724,407	4,835,574	890,468	1,601,407	147,547	1,291,237

NET ASSETS	$5,015,548	$47,074,752	$6,939,101	$12,221,519	$3,594,969	$6,751,609

UNITS OUTSTANDING	175,581	705,932	117,416	251,585	113,077	131,272

UNIT VALUE	$28.57	$66.68	$59.10	$48.58	$31.79	$51.43

* Cost of Investments:	$5,146,497	$42,304,742	$7,211,338	$10,286,533	$3,032,454	$5,001,773
Shares of Investments:	53,178	578,691	312,934	285,696	85,008	191,215

	(1) Name changed from Wells Fargo VT Discovery Fund on October 11, 2021.
	(2) Name changed from Wells Fargo VT Omega Growth Fund on October 11, 2021.
	(3) Name changed from Wells fargo VT Opportunity Fund on October 21, 2021.

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN CENTURY VP DISCIPLINED CORE VALUE FUND

ASSETS:
Investments at Fair Value*	$224,728	$36,534,536	$9,315,737	$10,912,754	$26,235,808	$11,112,181
Receivable from the General Account	-	5,172	8,366	7,013	25,494	2,501
Receivable Units of the Account Sold	7,011	2,804,876	232,891	1,626,968	2,552,002	1,524,687

Total Assets	231,738	39,344,584	9,556,993	12,546,735	28,813,304	12,639,368

LIABILITIES:
Payable for Investments Purchased	7,016	2,806,062	233,185	1,627,311	2,552,716	1,525,048
Payable to the General Account	-	-	-	-	-	-

Total Liabilities	7,016	2,806,062	233,185	1,627,311	2,552,716	1,525,048

NET ASSETS	$224,722	$36,538,521	$9,323,808	$10,919,424	$26,260,588	$11,114,321

UNITS OUTSTANDING	10,391	1,572,147	370,589	298,806	787,148	346,950

UNIT VALUE	$21.63	$23.24	$25.16	$36.54	$33.36	$32.03

* Cost of Investments:	$192,469	$29,698,620	$7,316,502	$8,896,498	$20,424,041	$9,874,081
Shares of Investments:	13,603	3,821,604	626,900	435,639	1,919,225	1,036,584

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS BOND FUND	AMERICAN FUNDS IS GLOBAL BOND FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND	AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS IS GROWTH- INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND

ASSETS:
Investments at Fair Value*	$2,545,594	$26,552	$2,610,432	$434,436	$4,700,926	$3,052,555
Receivable from the General Account	-	-	-	-	-	-
Receivable Units of the Account Sold	1,572,362	21,308	138,320	36,441	1,533,022	441,007

Total Assets	4,117,956	47,860	2,748,751	470,877	6,233,948	3,493,563

LIABILITIES:
Payable for Investments Purchased	1,572,392	21,308	138,374	36,453	1,533,177	441,074
Payable to the General Account	-	-	-	-	-	-

Total Liabilities	1,572,392	21,308	138,374	36,453	1,533,177	441,074

NET ASSETS	$2,545,565	$26,551	$2,610,377	$434,424	$4,700,772	$3,052,489

UNITS OUTSTANDING	244,955	2,534	98,729	26,898	286,678	224,481

UNIT VALUE	$10.39	$10.48	$26.44	$16.15	$16.40	$13.60

* Cost of Investments:	$2,658,612	$28,175	$1,973,321	$348,310	$3,538,967	$2,776,656
Shares of Investments:	230,162	2,269	57,423	13,189	71,693	135,069

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BNY MELLON IP MIDCAP STOCK PORTFOLIO	BNY MELLON VIF APPRECIATION PORTFOLIO	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO

ASSETS:
Investments at Fair Value*	$3,182,310	$875,730	$9,966,279	$3,353,995	$12,239,808	$7,754,144
Receivable from the General Account	-	-	-	2,687	28,535	356
Receivable Units of the Account Sold	2,008,819	210,231	624,439	312,619	1,266,515	448,905

Total Assets	5,191,129	1,085,962	10,590,718	3,669,301	13,534,857	8,203,405

LIABILITIES:
Payable for Investments Purchased	2,008,949	210,255	624,745	312,710	1,266,924	449,135
Payable to the General Account	-	-	302	-	-	-

Total Liabilities	2,008,949	210,255	625,047	312,710	1,266,924	449,135

NET ASSETS	$3,182,180	$875,707	$9,965,671	$3,356,591	$12,267,933	$7,754,270

UNITS OUTSTANDING	169,735	64,293	629,355	115,159	268,449	215,904

UNIT VALUE	$18.75	$13.62	$15.83	$29.15	$45.70	$35.92

* Cost of Investments:	$2,600,447	$811,766	$9,706,427	$2,464,473	$9,127,468	$5,291,067
Shares of Investments:	101,090	62,821	560,218	135,406	227,844	186,487

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	BNY MELLON VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND

ASSETS:
Investments at Fair Value*	$783,661	$1,793,357	$491,545	$3,424,871	$675,701	$6,572,292
Receivable from the General Account	-	-	-	-	-	1,357
Receivable Units of the Account Sold	50,948	401,021	219,236	699,805	539,715	1,257,357

Total Assets	834,609	2,194,378	710,781	4,124,676	1,215,416	7,831,006

LIABILITIES:
Payable for Investments Purchased	50,969	401,082	219,241	699,866	539,723	1,257,558
Payable to the General Account	-	-	-	-	-	-

Total Liabilities	50,969	401,082	219,241	699,866	539,723	1,257,558

NET ASSETS	$783,640	$1,793,296	$491,539	$3,424,810	$675,693	$6,573,448

UNITS OUTSTANDING	24,631	90,939	23,584	132,945	45,847	226,297

UNIT VALUE	$31.82	$19.72	$20.84	$25.76	$14.74	$29.05

* Cost of Investments:	$640,354	$1,385,420	$418,588	$3,450,521	$779,480	$4,367,434
Shares of Investments:	13,565	41,494	16,771	94,297	35,230	178,353

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP CORE SERIES

ASSETS:
Investments at Fair Value*	$23,826,264	$2,591,708	$5,519,260	$363,643	$23,763,190	$9,395,619
Receivable from the General Account	22,505	-	-	-	23,075	9,410
Receivable Units of the Account Sold	4,998,383	876,408	608,797	172,428	2,030,967	3,231,305

Total Assets	28,847,152	3,468,116	6,128,056	536,071	25,817,231	12,636,334

LIABILITIES:
Payable for Investments Purchased	4,999,094	876,456	608,950	172,429	2,031,546	3,231,527
Payable to the General Account	-	1,888	80,239	-	-	-

Total Liabilities	4,999,094	878,344	689,189	172,429	2,031,546	3,231,527

NET ASSETS	$23,848,059	$2,589,772	$5,438,868	$363,642	$23,785,685	$9,404,808

UNITS OUTSTANDING	344,769	71,889	367,517	33,635	474,613	228,003

UNIT VALUE	$69.17	$36.02	$14.80	$10.81	$50.12	$41.25

* Cost of Investments:	$16,016,875	$2,284,148	$5,043,445	$348,942	$18,432,372	$7,764,375
Shares of Investments:	686,043	125,933	194,546	18,301	521,809	334,197

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	DELAWARE VIP VALUE SERIES	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DWS CAPITAL GROWTH VIP	DWS CORE EQUITY VIP	DWS CROCI® U.S. VIP	DWS GLOBAL SMALL CAP VIP

ASSETS:
Investments at Fair Value*	$1,564,304	$2,617,870	$37,699,122	$14,016,248	$5,296,263	$1,359,369
Receivable from the General Account	-	-	95,037	20,288	6,869	-
Receivable Units of the Account Sold	380,115	389,951	7,843,456	989,290	1,442,552	43,934

Total Assets	1,944,419	3,007,821	45,637,614	15,025,827	6,745,684	1,403,303

LIABILITIES:
Payable for Investments Purchased	380,143	389,999	7,823,506	989,707	1,442,755	43,969
Payable to the General Account	-	-	-	-	-	-

Total Liabilities	380,143	389,999	7,823,506	989,707	1,442,755	43,969

NET ASSETS	$1,564,276	$2,617,823	$37,814,108	$14,036,120	$5,302,929	$1,359,334

UNITS OUTSTANDING	101,076	134,865	717,377	339,009	225,475	92,791

UNIT VALUE	$15.48	$19.41	$52.71	$41.40	$23.52	$14.65

* Cost of Investments:	$1,510,010	$2,137,454	$24,042,647	$10,811,065	$4,860,175	$1,064,163
Shares of Investments:	52,688	111,068	767,647	965,306	329,985	99,734

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP GROWTH VIP	DWS SMALL MID CAP VALUE VIP	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED HERMES MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND

ASSETS:
Investments at Fair Value*	$34,887,846	$1,967,029	$3,357,987	$31,663,565	$2,274,870	$3,872,267
Receivable from the General Account	123,823	-	-	117,258	24	-
Receivable Units of the Account Sold	2,856,374	483,667	590,898	5,392,725	174,130	1,150,970

Total Assets	37,868,043	2,450,696	3,948,885	37,173,548	2,449,024	5,023,237

LIABILITIES:
Payable for Investments Purchased	2,857,175	483,735	590,997	5,394,407	174,219	1,151,090
Payable to the General Account	-	2,249	516	-	-	1,972

Total Liabilities	2,857,175	485,983	591,513	5,394,407	174,219	1,153,062

NET ASSETS	$35,010,868	$1,964,713	$3,357,372	$31,779,141	$2,274,804	$3,870,175

UNITS OUTSTANDING	1,159,312	74,137	134,061	2,008,501	71,580	158,396

UNIT VALUE	$30.20	$26.50	$25.04	$15.82	$31.78	$24.43

* Cost of Investments:	$30,152,223	$1,606,123	$3,038,503	$32,255,049	$1,842,869	$3,414,489
Shares of Investments:	1,872,670	104,241	217,064	2,956,449	176,346	220,768

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST INTERNATIONAL INDEX FUND
ASSETS:
Investments at Fair Value*	$79,908	$67,322	$258,313	$15,623,911	$5,468,815	$4,294,876
Receivable from the General Account	-	-	-	-	-	-
Receivable Units of the Account Sold	75,495	1,649	241,172	4,234,559	1,003,128	386,277

Total Assets	155,403	68,971	499,485	19,858,470	6,471,943	4,681,153

LIABILITIES:
Payable for Investments Purchased	75,500	1,651	241,180	4,234,943	1,003,281	386,373
Payable to the General Account	-	-	-	-	5,475	-

Total Liabilities	75,500	1,651	241,180	4,234,943	1,008,756	386,373

NET ASSETS	$79,903	$67,320	$258,305	$15,623,527	$5,463,187	$4,294,780

UNITS OUTSTANDING	6,790	4,516	15,772	1,382,127	447,534	341,907

UNIT VALUE	$11.77	$14.91	$16.38	$11.30	$12.21	$12.56

* Cost of Investments:	$73,671	$58,105	$223,955	$16,072,778	$5,226,664	$3,834,628
Shares of Investments:	8,187	10,108	17,560	1,074,547	651,825	327,853

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND
ASSETS:
Investments at Fair Value*	$290,951	$198,492	$648,928	$753,179	$669,290
Receivable from the General Account	-	-	-	-	-
Receivable Units of the Account Sold	287,065	171,028	6,435,147	174,241	333,090

Total Assets	578,016	369,520	7,084,075	927,420	1,002,380

LIABILITIES:
Payable for Investments Purchased	287,065	171,029	6,435,321	174,265	333,099
Payable to the General Account	-	-	-	-	-

Total Liabilities	287,065	171,029	6,435,321	174,265	333,099

NET ASSETS	$290,951	$198,491	$648,754	$753,155	$669,281

UNITS OUTSTANDING	20,259	15,333	49,136	55,601	48,339

UNIT VALUE	$14.36	$12.95	$13.20	$13.55	$13.85

* Cost of Investments:	$298,217	$199,697	$601,665	$723,379	$683,805
Shares of Investments:	22,748	13,384	55,464	48,126	54,770

                                       (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST LIFETIME 2045 FUND	GREAT-WEST LIFETIME 2050 FUND	GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST LIFETIME 2060 FUND
ASSETS:
Investments at Fair Value*	$1,028,648	$25,640	$100,617	$69,157	$115,506	$65
Receivable from the General Account	-	-	-	-	-	-
Receivable Units of the Account Sold	14	-	1	28,544	1	46

Total Assets	1,028,662	25,640	100,618	97,701	115,508	111

LIABILITIES:
Payable for Investments Purchased	43	1	4	28,546	4	46
Payable to the General Account	-	-	-	-	-	-

Total Liabilities	43	1	4	28,546	4	46

NET ASSETS	$1,028,619	$25,639	$100,614	$69,155	$115,504	$65

UNITS OUTSTANDING	72,474	1,771	6,884	4,699	7,908	4

UNIT VALUE	$14.19	$14.47	$14.62	$14.72	$14.61	$15.30

* Cost of Investments:	$958,776	$22,697	$75,949	$59,661	$90,336	$65
Shares of Investments:	65,519	2,068	6,300	5,336	5,837	5

                                               (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	GREAT-WEST MID CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MULTI-SECTOR BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND
ASSETS:
Investments at Fair Value*	$929,915	$10,658,902	$4,510,828	$6,589,307	$7,409,132	$1,319,066
Receivable from the General Account	-	-	-	-	-	-
Receivable Units of the Account Sold	620,833	1,091,804	178,061	1,226,403	603,324	898,920

Total Assets	1,550,748	11,750,706	4,688,888	7,815,710	8,012,456	2,217,986

LIABILITIES:
Payable for Investments Purchased	619,350	1,092,078	178,177	1,226,561	603,543	898,928
Payable to the General Account	-	-	-	-	-	-

Total Liabilities	619,350	1,092,078	178,177	1,226,561	603,543	898,928

NET ASSETS	$931,398	$10,658,628	$4,510,711	$6,589,149	$7,408,913	$1,319,058

UNITS OUTSTANDING	52,347	790,372	323,331	514,485	580,336	99,085

UNIT VALUE	$17.79	$13.49	$13.95	$12.81	$12.77	$13.31

* Cost of Investments:	$1,052,875	$9,670,031	$4,115,467	$6,182,331	$7,216,379	$1,240,240
Shares of Investments:	70,662	1,452,167	567,400	720,931	523,614	85,877

                                               (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	GREAT-WEST SECUREFOUNDATION® BALANCED FUND	GREAT-WEST SMALL CAP VALUE FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND
ASSETS:
Investments at Fair Value*	$209,747,008	$1,328,875	$2,840,621	$15,366,839	$5,730,710	$3,909,808
Receivable from the General Account	12,081	-	-	-	7,809	11,657
Receivable Units of the Account Sold	15,930,355	1,207,720	356,073	1,764,667	751,837	235,015

Total Assets	225,689,444	2,536,594	3,196,694	17,131,506	6,490,355	4,156,481

LIABILITIES:
Payable for Investments Purchased	15,936,966	1,209,691	356,134	1,765,151	751,990	235,156
Payable to the General Account	-	-	-	5,073	-	-

Total Liabilities	15,936,966	1,209,691	356,134	1,770,225	751,990	235,156

NET ASSETS	$209,752,478	$1,326,904	$2,840,560	$15,361,281	$5,738,365	$3,921,325

UNITS OUTSTANDING	12,456,096	86,905	141,315	576,713	190,617	68,117

UNIT VALUE	$16.84	$15.27	$20.10	$26.64	$30.10	$57.57

* Cost of Investments:	$188,165,015	$1,335,517	$2,256,915	$13,043,246	$4,878,938	$3,130,618
Shares of Investments:	14,317,202	37,234	69,726	5,262,616	271,084	103,461

                                              (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	INVESCO V.I. GLOBAL FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MAIN STREET SMALL CAP FUND	INVESCO V.I. MID CAP CORE EQUITY FUND
	(1)				(2)
ASSETS:
Investments at Fair Value*	$38,612,831	$9,628,591	$4,441,772	$14,659,441	$2,442,547	$2,039,501
Receivable from the General Account	96,690	-	1,231	36,705	-	-
Receivable Units of the Account Sold	3,761,083	1,718,403	605,257	1,303,687	670,642	290,198

Total Assets	42,470,603	11,346,995	5,048,259	15,999,833	3,113,188	2,329,699

LIABILITIES:
Payable for Investments Purchased	3,762,366	1,718,703	605,397	1,304,203	670,711	290,268
Payable to the General Account	-	6,700	-	-	128	244

Total Liabilities	3,762,366	1,725,402	605,397	1,304,203	670,840	290,512

NET ASSETS	$38,708,238	$9,621,592	$4,442,862	$14,695,630	$2,442,348	$2,039,187

UNITS OUTSTANDING	777,761	293,320	212,118	762,347	110,125	61,471

UNIT VALUE	$49.77	$32.80	$20.95	$19.28	$22.18	$33.17

* Cost of Investments:	$28,621,292	$7,851,675	$4,404,432	$13,172,122	$2,076,050	$1,957,999
Shares of Investments:	674,814	406,270	849,287	354,007	77,615	157,248

	(1) Name changed from Invesco Oppenheimer V.I. Global Fund to Invesco V.I. Global Fund on April 21, 2021.

	(2) Name changed from Invesco Oppenheimer V.I. Main Street Small Cap Fund To Invesco V.I. Main Street Small Cap Fund on April 21, 2021.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	IVY VIP INTERNATIONAL CORE EQUITY	JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
ASSETS:
Investments at Fair Value*	$3,133,942	$5,545,406	$1,915,807	$19,481,997	$157,213,047	$18,396,370
Receivable from the General Account	-	6,493	-	15,573	41,011	54,785
Receivable Units of the Account Sold	231,023	880,776	334,087	1,593,928	11,735,132	4,600,211

Total Assets	3,364,965	6,432,675	2,249,893	21,091,498	168,989,189	23,051,366

LIABILITIES:
Payable for Investments Purchased	231,109	880,952	334,140	1,594,520	11,740,414	4,601,009
Payable to the General Account	3,328	-	-	-	-	-

Total Liabilities	234,437	880,952	334,140	1,594,520	11,740,414	4,601,009

NET ASSETS	$3,130,528	$5,551,723	$1,915,753	$19,496,978	$157,248,776	$18,450,356

UNITS OUTSTANDING	99,765	262,413	148,169	692,449	6,467,209	1,155,011

UNIT VALUE	$31.38	$21.16	$12.93	$28.16	$24.31	$15.97

* Cost of Investments:	$2,696,021	$4,145,051	$1,689,347	$12,366,720	$107,483,407	$18,413,535
Shares of Investments:	133,416	145,625	103,711	387,933	2,958,469	1,526,670

                                               (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INNOVATION INSTITUTIONAL SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
ASSETS:
Investments at Fair Value*	$40,322,316	$16,713,721	$20,986,230	$1,957,737	$3,471,683	$1,790,499
Receivable from the General Account	51,969	50,798	-	-	22,219	28,151
Receivable Units of the Account Sold	2,424,363	670,600	4,109,535	108,311	405,260	364,841

Total Assets	42,798,647	17,435,119	25,095,765	2,066,048	3,899,161	2,183,491

LIABILITIES:
Payable for Investments Purchased	2,426,056	671,124	4,110,325	108,354	405,393	364,257
Payable to the General Account	-	-	1,714	-	-	-

Total Liabilities	2,426,056	671,124	4,112,039	108,354	405,393	364,257

NET ASSETS	$40,372,592	$16,763,995	$20,983,726	$1,957,694	$3,493,768	$1,819,235

UNITS OUTSTANDING	2,316,247	532,581	450,446	41,530	95,334	130,977

UNIT VALUE	$17.43	$31.48	$46.58	$47.14	$36.65	$13.89

* Cost of Investments:	$39,682,668	$10,137,465	$19,255,736	$1,611,244	$2,791,267	$1,559,631
Shares of Investments:	3,038,607	234,480	1,003,646	94,349	80,906	43,649

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	JANUS HENDERSON VIT RESEARCH PORTFOLIO	JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LORD ABBETT SERIES SHORT DURATION INCOME PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND
ASSETS:
Investments at Fair Value*	$11,335,878	$631,208	$3,583,701	$12,640,093	$3,199,971	$30,508,733
Receivable from the General Account	75,005	-	4,125	-	-	151,665
Receivable Units of the Account Sold	728,169	547,482	219,890	1,583,396	2,520,266	3,017,155

Total Assets	12,139,051	1,178,689	3,807,716	14,223,490	5,720,236	33,677,553

LIABILITIES:
Payable for Investments Purchased	728,603	547,484	219,979	1,583,811	2,520,297	3,018,160
Payable to the General Account	-	-	-	2,718	-	-

Total Liabilities	728,603	547,484	219,979	1,586,529	2,520,297	3,018,160

NET ASSETS	$11,410,448	$631,205	$3,587,738	$12,636,961	$3,199,939	$30,659,393

UNITS OUTSTANDING	147,181	62,112	110,303	793,571	302,955	425,351

UNIT VALUE	$77.53	$10.16	$32.53	$15.92	$10.56	$72.08

* Cost of Investments:	$6,157,195	$643,403	$3,067,741	$11,905,178	$3,278,565	$16,603,539
Shares of Investments:	201,312	55,662	126,187	578,229	227,109	333,185

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS
	MFS VIT II CORE EQUITY PORTFOLIO	MFS VIT II INTERNATIONAL GROWTH PORTFOLIO	MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	MFS VIT III MID CAP VALUE PORTFOLIO	MFS VIT UTILITIES SERIES
ASSETS:
Investments at Fair Value*	$64,982	$1,238,302	$46,716,498	$201,768	$1,152,710	$6,779,244
Receivable from the General Account	-	-	32,417	-	-	-
Receivable Units of the Account Sold	40,553	388,171	3,444,382	71,085	245,777	1,193,192

Total Assets	105,534	1,626,473	50,193,297	272,854	1,398,486	7,972,436

LIABILITIES:
Payable for Investments Purchased	40,553	388,194	3,445,957	71,088	245,796	1,193,441
Payable to the General Account	-	-	-	-	-	41,185

Total Liabilities	40,553	388,194	3,445,957	71,088	245,796	1,234,626

NET ASSETS	$64,982	$1,238,279	$46,747,340	$201,765	$1,152,691	$6,737,811

UNITS OUTSTANDING	4,050	90,866	1,565,725	14,713	68,402	319,495

UNIT VALUE	$16.05	$13.63	$29.86	$13.71	$16.85	$21.09

* Cost of Investments:	$61,860	$1,144,326	$33,023,995	$160,933	$909,997	$5,712,273
Shares of Investments:	2,041	73,796	1,263,975	14,391	103,941	180,395

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	NVIT MID CAP INDEX FUND	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT EMERGING MARKETS BOND PORTFOLIO

ASSETS:
Investments at Fair Value*	$4,073,094	$728,381	$882,559	$23,075,361	$2,443,401	$760,340
Receivable from the General Account	66,859	7,120	-	64,399	-	-
Receivable Units of the Account Sold	827,660	72,998	8	2,972,109	841,973	43,291

Total Assets	4,967,612	808,499	882,567	26,111,869	3,285,374	803,630

LIABILITIES:
Payable for Investments Purchased	827,812	73,016	25	2,972,650	842,053	43,311
Payable to the General Account	-	-	-	-	700	-

Total Liabilities	827,812	73,016	25	2,972,650	842,753	43,311

NET ASSETS	$4,139,800	$735,483	$882,542	$23,139,219	$2,442,621	$760,319

UNITS OUTSTANDING	65,388	34,335	41,794	564,813	306,020	66,059

UNIT VALUE	$63.31	$21.42	$21.12	$40.97	$7.98	$11.51

* Cost of Investments:	$3,573,057	$599,479	$556,440	$19,270,493	$2,303,440	$768,727
Shares of Investments:	173,545	30,579	23,776	846,181	315,685	60,730

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER BOND VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO

ASSETS:
Investments at Fair Value*	$38,072,843	$75,708,497	$3,795,630	139,348,668	$1,878,676	$5,319,006
Receivable from the General Account	-	166,389	-	66,557	-	11,441
Receivable Units of the Account Sold	2,959,593	2,775,578	275,024	8,670,357	446,814	1,446,471

Total Assets	41,032,436	78,650,464	4,070,654	148,085,581	2,325,490	6,776,919

LIABILITIES:
Payable for Investments Purchased	2,960,662	2,778,354	275,133	8,675,917	446,853	1,446,658
Payable to the General Account	129,416	-	1,636	-	-	-

Total Liabilities	3,090,078	2,778,354	276,769	8,675,917	446,853	1,446,658

NET ASSETS	$37,942,357	$75,872,111	$3,793,885	139,409,664	$1,878,637	$5,330,261

UNITS OUTSTANDING	1,763,822	5,897,273	306,500	8,817,610	159,299	109,973

UNIT VALUE	$21.51	$12.87	$12.38	$15.81	$11.79	$48.47

* Cost of Investments:	$37,091,354	$76,285,778	$3,440,680	$142,126,249	$1,915,486	$4,203,249
Shares of Investments:	4,795,068	7,400,635	271,310	12,950,620	166,697	268,637

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND

ASSETS:
Investments at Fair Value*	$1,524,807	$8,305,515	$2,133,431	$511,475	$17,243,017	$973,121
Receivable from the General Account	2,184	619	5,049	-	50,071	-
Receivable Units of the Account Sold	117,488	1,236,802	31,097	82,898	2,403,859	37,418

Total Assets	1,644,480	9,542,937	2,169,577	594,373	19,696,947	1,010,540

LIABILITIES:
Payable for Investments Purchased	117,535	1,237,125	31,166	82,912	2,402,842	37,451
Payable to the General Account	-	-	-	-	-	-

Total Liabilities	117,535	1,237,125	31,166	82,912	2,402,842	37,451

NET ASSETS	$1,526,945	$8,305,812	$2,138,412	$511,460	$17,294,105	$973,089

UNITS OUTSTANDING	59,442	178,202	41,936	41,478	582,056	58,585

UNIT VALUE	$25.69	$46.61	$50.99	$12.33	$29.71	$16.61

* Cost of Investments:	$1,313,962	$7,155,888	$788,834	$569,752	$13,494,641	$822,156
Shares of Investments:	66,936	237,980	22,307	15,608	559,475	48,535

 (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL HEALTH CARE FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI-CAP CORE FUND

ASSETS:
Investments at Fair Value*	$5,156,189	$6,332,711	$1,481,626	$1,218,677	$3,907,107	$1,550,065
Receivable from the General Account	6,789	-	-	-	2,426	-
Receivable Units of the Account Sold	308,138	400,268	108,181	203,604	806,496	120,271

Total Assets	5,471,116	6,732,979	1,589,807	1,422,280	4,716,028	1,670,336

LIABILITIES:
Payable for Investments Purchased	308,310	400,490	108,223	203,633	806,685	120,315
Payable to the General Account	-	-	-	-	-	-

Total Liabilities	308,310	400,490	108,223	203,633	806,685	120,315

NET ASSETS	$5,162,806	$6,332,489	$1,481,583	$1,218,647	$3,909,343	$1,550,021

UNITS OUTSTANDING	153,017	551,329	96,851	93,321	355,820	58,079

UNIT VALUE	$33.74	$11.49	$15.30	$13.06	$10.99	$26.69

* Cost of Investments:	$4,211,131	$6,744,879	$1,238,169	$1,069,874	$4,238,635	$1,308,615
Shares of Investments:	276,175	608,915	85,792	105,788	449,609	60,337

 (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PUTNAM VT SMALL CAP VALUE FUND	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SCHWAB VIT BALANCED PORTFOLIO	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO

ASSETS:
Investments at Fair Value*	$163,176	$3,453,883	$142,640,923	$613,991,262	$4,714,263	$6,292,243
Receivable from the General Account	-	2,545	74,897	1,882,476	-	-
Receivable Units of the Account Sold	71,743	192,716	34,121,331	27,570,682	1,754,368	2,053,837

Total Assets	234,918	3,649,144	176,837,151	643,444,420	6,468,631	8,346,081

LIABILITIES:
Payable for Investments Purchased	71,709	192,811	34,128,024	27,587,359	1,754,524	2,053,937
Payable to the General Account	-	-	-	-	-	-

Total Liabilities	71,709	192,811	34,128,024	27,587,359	1,754,524	2,053,937

NET ASSETS	$163,209	$3,456,333	$142,709,127	$615,857,060	$4,714,108	$6,292,144

UNITS OUTSTANDING	9,017	112,028	13,155,524	16,187,236	338,127	406,509

UNIT VALUE	$18.10	$30.85	$10.85	$38.05	$13.94	$15.48

* Cost of Investments:	$155,691	$3,517,549	$142,639,518	$335,908,527	$4,044,119	$5,085,276
Shares of Investments:	11,524	375,422	142,640,923	8,720,228	314,494	364,979

 (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	SCHWAB VIT GROWTH PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES

ASSETS:
Investments at Fair Value*	$2,097,698	$1,753,381	$5,027,569	$6,475,129	$8,556,588	$1,299,263
Receivable from the General Account	-	-	-	-	-	2,656
Receivable Units of the Account Sold	2,681,828	17,528	1,013,214	52,774	380,057	116,384

Total Assets	4,779,526	1,770,909	6,040,783	6,527,903	8,936,645	1,418,302

LIABILITIES:
Payable for Investments Purchased	2,681,934	17,568	1,013,337	52,973	380,362	116,420
Payable to the General Account	-	-	11,749	525	1,229	-

Total Liabilities	2,681,934	17,568	1,025,086	53,498	381,591	116,420

NET ASSETS	$2,097,592	$1,753,341	$5,015,697	$6,474,405	$8,555,054	$1,301,882

UNITS OUTSTANDING	123,778	60,309	176,591	521,482	957,167	101,951

UNIT VALUE	$16.95	$29.07	$28.40	$12.42	$8.94	$12.77

* Cost of Investments:	$1,665,152	$1,330,524	$4,435,941	$6,761,925	$10,210,442	$964,749
Shares of Investments:	105,784	27,092	82,163	476,463	651,682	70,178

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	TOUCHSTONE VST BOND FUND	TOUCHSTONE VST COMMON STOCK FUND	TOUCHSTONE VST COMMON STOCK FUND CLASS SC	TOUCHSTONE VST SMALL COMPANY FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

ASSETS:
Investments at Fair Value*	$7,223,613	$11,310,272	$5,820,629	$6,963,833	$4,704,447	$3,275,699
Receivable from the General Account	8,933	13,484	3,798	12,734	-	9,816
Receivable Units of the Account Sold	278,854	958,728	166,485	1,475,336	1,508,317	316,345

Total Assets	7,511,399	12,282,484	5,990,912	8,451,903	6,212,764	3,601,860

LIABILITIES:
Payable for Investments Purchased	279,108	959,069	166,636	1,475,528	1,508,444	316,484
Payable to the General Account	-	-	-	-	7,855	-

Total Liabilities	279,108	959,069	166,636	1,475,528	1,516,299	316,484

NET ASSETS	$7,232,291	$11,323,415	$5,824,276	$6,976,374	$4,696,465	$3,285,376

UNITS OUTSTANDING	519,331	203,644	119,180	179,067	508,126	258,308

UNIT VALUE	$13.93	$55.60	$48.87	$38.96	$9.24	$12.72

* Cost of Investments:	$6,927,195	$7,854,922	$3,906,781	$5,618,131	$4,500,509	$3,407,620
Shares of Investments:	697,260	834,091	430,839	364,027	184,560	407,425

 (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REAL ESTATE INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

ASSETS:
Investments at Fair Value*	$6,558,967	$6,917,638	$12,779,475	$7,879,827	$3,400,143
Receivable from the General Account	-	-	-	-	-
Receivable Units of the Account Sold	390,397	646,485	5,362,017	1,205,833	1,921,270

Total Assets	6,949,364	7,564,123	18,141,492	9,085,660	5,321,414

LIABILITIES:
Payable for Investments Purchased	391,411	647,483	5,364,611	1,206,708	1,922,018
Payable to the General Account	1,409	1,432	793	940	256

Total Liabilities	392,820	648,915	5,365,404	1,207,648	1,922,274

NET ASSETS	$6,556,544	$6,915,208	$12,776,088	$7,878,012	$3,399,140

UNITS OUTSTANDING	236,203	333,447	539,550	386,198	141,543

UNIT VALUE	$27.76	$20.74	$23.68	$20.40	$24.01

* Cost of Investments:	$4,937,583	$5,281,382	$9,653,090	$6,126,258	$2,763,506
Shares of Investments:	129,394	396,426	433,496	475,835	128,307

 (Concluded)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS LARGE CAP GROWTH PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO	ALGER BALANCED PORTFOLIO

INVESTMENT INCOME:
Dividends	$87,456	$-	$37,003	$-	$44,447	$8,609

EXPENSES:
Mortality and Expense Risk	72,008	70,648	13,282	132,827	43,419	7,140
Contract Maintenance Fees	140	1,328	580	8,541	-	-
Total Expenses	72,147	71,976	13,862	141,368	43,419	7,140

NET INVESTMENT INCOME (LOSS)	15,308	(71,976)	23,141	(141,368)	1,028	1,469

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	252,084	181,693	14,175	963,505	317,155	16,215
Realized Gain Distributions	-	902,274	-	1,276,579	-	30,162

Net Realized Gain (Loss) on Investments	252,084	1,083,967	14,175	2,240,083	317,155	46,377

Change In Net Unrealized Appreciation (Depreciation) on Investments	2,173,751	(319,129)	142,546	2,737,200	1,249,510	127,395

Net Realized and Unrealized Gain (Loss) on Investments	2,425,836	764,838	156,720	4,977,284	1,566,665	173,772

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,441,144	$692,862	$179,861	$4,835,916	$1,567,693	$175,241

  (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALLSPRING VT DISCOVERY FUND	ALLSPRING VT OMEGA GROWTH FUND	ALLSPRING VT OPPORTUNITY FUND
				(1)	(2)	(3)

INVESTMENT INCOME:
Dividends	$-	$-	$-	$-	$-	$2,639

EXPENSES:
Mortality and Expense Risk	31,370	378,088	58,228	101,272	27,621	46,696
Contract Maintenance Fees	3,993	2,021	-	1,351	-	-
Total Expenses	35,363	380,109	58,228	102,623	27,621	46,696

NET INVESTMENT INCOME (LOSS)	(35,363)	(380,109)	(58,228)	(102,623)	(27,621)	(44,057)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	393,086	2,956,220	380,747	1,539,541	310,172	290,788
Realized Gain Distributions	1,048,278	10,650,752	2,440,913	1,035,102	359,684	317,983

Net Realized Gain (Loss) on Investments	1,441,364	13,606,972	2,821,660	2,574,642	669,855	608,770

Change In Net Unrealized Appreciation (Depreciation) on Investments	(601,087)	(8,331,129)	(2,519,270)	(3,277,589)	(208,685)	807,384

Net Realized and Unrealized Gain (Loss) on Investments	840,277	5,275,843	302,390	(702,946)	461,170	1,416,154

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$804,914	$4,895,734	$244,162	$(805,570)	$433,549	$1,372,097

(1) Name changed from Wells Fargo VT Discovery Fund on October 11, 2021.

(2) Name changed from Wells Fargo VT Omega Growth Fund on October 11, 2021.

(3) Name changed from Wells fargo VT Opportunity Fund on October 21, 2021.

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN CENTURY VP DISCIPLINED CORE VALUE FUND

INVESTMENT INCOME:
Dividends	$10,315	$250,133	$15,525	$105,798	$448,542	$123,284

EXPENSES:
Mortality and Expense Risk	1,090	246,006	68,362	73,065	179,029	81,668
Contract Maintenance Fees	130	2,082	2,999	3,201	2,491	660
Total Expenses	1,220	248,087	71,361	76,266	181,520	82,328

NET INVESTMENT INCOME (LOSS)	9,095	2,045	(55,836)	29,532	267,022	40,956

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	4,551	966,641	593,607	379,160	1,088,737	222,247
Realized Gain Distributions	-	1,602,943	274,873	-	-	1,721,835

Net Realized Gain (Loss) on Investments	4,551	2,569,583	868,480	379,160	1,088,737	1,944,082

Change In Net Unrealized Appreciation (Depreciation) on Investments	20,515	2,250,136	(86,587)	1,696,831	3,756,201	300,326

Net Realized and Unrealized Gain (Loss) on Investments	25,066	4,819,720	781,893	2,075,991	4,844,938	2,244,407

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,161	$4,821,765	$726,057	$2,105,523	$5,111,960	$2,285,364

                                              (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS BOND FUND	AMERICAN FUNDS IS GLOBAL BOND FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND	AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS IS GROWTH- INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND

INVESTMENT INCOME:
Dividends	$33,368	$458	$13,406	$-	$41,560	$77,767

EXPENSES:
Mortality and Expense Risk	11,253	164	11,416	3,192	28,150	16,265
Contract Maintenance Fees	2,073	27	1,608	2,493	2,353	3,281
Total Expenses	13,327	191	13,024	5,686	30,504	19,546

NET INVESTMENT INCOME (LOSS)	20,042	266	382	(5,686)	11,056	58,222

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	(651)	(121)	172,719	15,517	303,183	36,981
Realized Gain Distributions	81,743	672	97,621	10,843	42,678	-

Net Realized Gain (Loss) on Investments	81,092	551	270,340	26,360	345,861	36,981

Change In Net Unrealized Appreciation (Depreciation) on Investments	(115,398)	(2,398)	50,256	6,056	561,938	(176,153)

Net Realized and Unrealized Gain (Loss) on Investments	(34,306)	(1,847)	320,596	32,416	907,799	(139,172)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,264)	$(1,581)	$320,978	$26,731	$918,855	$(80,950)

                                              (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BNY MELLON IP MIDCAP STOCK PORTFOLIO	BNY MELLON VIF APPRECIATION PORTFOLIO	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO

INVESTMENT INCOME:
Dividends	$27,605	$14,670	$91,945	$20,187	$50,083	$33,890

EXPENSES:
Mortality and Expense Risk	20,637	4,403	64,331	22,263	86,140	51,974
Contract Maintenance Fees	2,865	-	1,000	157	1,742	2,999
Total Expenses	23,502	4,403	65,331	22,420	87,882	54,973

NET INVESTMENT INCOME (LOSS)	4,103	10,268	26,614	(2,233)	(37,799)	(21,083)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	650,929	2,421	138,201	57,767	211,693	136,934
Realized Gain Distributions	108,516	60,402	1,378,445	20,429	1,072,051	450,123

Net Realized Gain (Loss) on Investments	759,445	62,823	1,516,646	78,196	1,283,744	587,057

Change In Net Unrealized Appreciation (Depreciation) on Investments	(519,968)	2,032	(969,324)	619,689	1,397,505	973,374

Net Realized and Unrealized Gain (Loss) on Investments	239,477	64,855	547,321	697,885	2,681,249	1,560,430

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$243,580	$75,123	$573,936	$695,651	$2,643,449	$1,539,347

                                              (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	BNY MELLON VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND

INVESTMENT INCOME:
Dividends	$880	$-	$90	$-	$5,563	$-

EXPENSES:
Mortality and Expense Risk	5,381	10,648	2,336	20,832	5,146	39,915
Contract Maintenance Fees	85	-	-	955	146	229
Total Expenses	5,466	10,648	2,336	21,787	5,291	40,144

NET INVESTMENT INCOME (LOSS)	(4,586)	(10,648)	(2,247)	(21,787)	271	(40,144)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	9,429	37,295	13,996	476,835	(3,596)	859,471
Realized Gain Distributions	-	109,581	50,512	404,624	27,827	-

Net Realized Gain (Loss) on Investments	9,429	146,876	64,508	881,459	24,231	859,471

Change In Net Unrealized Appreciation (Depreciation) on Investments	107,177	159,080	15,786	(455,412)	(146,143)	465,821

Net Realized and Unrealized Gain (Loss) on Investments	116,606	305,956	80,294	426,047	(121,912)	1,325,292

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,020	$295,308	$78,048	$404,260	$(121,640)	$1,285,148

                                              (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP CORE SERIES

INVESTMENT INCOME:
Dividends	$63,549	$14,974	$20,329	$4,965	$190,796	$90,734

EXPENSES:
Mortality and Expense Risk	171,918	22,580	39,210	2,475	158,630	68,304
Contract Maintenance Fees	325	501	4,051	645	2,902	1,649
Total Expenses	172,243	23,080	43,261	3,120	161,532	69,953

NET INVESTMENT INCOME (LOSS)	(108,694)	(8,106)	(22,932)	1,845	29,264	20,781

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	2,956,534	444,290	408,919	14,113	450,519	751,784
Realized Gain Distributions	2,553,991	-	29,103	10,524	-	666,818

Net Realized Gain (Loss) on Investments	5,510,525	444,290	438,022	24,637	450,519	1,418,602

Change In Net Unrealized Appreciation (Depreciation) on Investments	1,696,883	244,860	(679,173)	5,777	5,784,661	641,497

Net Realized and Unrealized Gain (Loss) on Investments	7,207,408	689,150	(241,151)	30,414	6,235,180	2,060,099

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,098,714	$681,044	$(264,083)	$32,259	$6,264,444	$2,080,879

                                              (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	DELAWARE VIP VALUE SERIES	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DWS CAPITAL GROWTH VIP	DWS CORE EQUITY VIP	DWS CROCI® U.S. VIP	DWS GLOBAL SMALL CAP VIP

INVESTMENT INCOME:
Dividends	$77,840	$35,004	$79,681	$103,332	$105,165	$5,004

EXPENSES:
Mortality and Expense Risk	7,149	12,780	273,606	95,025	39,813	8,854
Contract Maintenance Fees	166	3,585	4,228	7,910	131	875
Total Expenses	7,315	16,365	277,834	102,935	39,944	9,729

NET INVESTMENT INCOME (LOSS)	70,525	18,638	(198,153)	397	65,221	(4,725)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	38,355	153,303	2,819,718	299,194	(14,577)	54,171
Realized Gain Distributions	134,200	175,801	1,996,230	599,303	-	-

Net Realized Gain (Loss) on Investments	172,555	329,104	4,815,948	898,498	(14,577)	54,171

Change In Net Unrealized Appreciation (Depreciation) on Investments	(4,281)	446,061	2,754,201	1,991,934	1,171,994	122,671

Net Realized and Unrealized Gain (Loss) on Investments	168,275	775,165	7,570,148	2,890,432	1,157,416	176,842

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$238,799	$793,803	$7,371,995	$2,890,828	$1,222,637	$172,117

                                              (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP GROWTH VIP	DWS SMALL MID CAP VALUE VIP	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED HERMES MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND

INVESTMENT INCOME:
Dividends	$305,241	$768	$40,037	$702,145	$39,978	$42,092

EXPENSES:
Mortality and Expense Risk	252,020	13,437	22,838	244,903	18,586	27,570
Contract Maintenance Fees	7,238	50	176	23,167	-	111
Total Expenses	259,258	13,487	23,014	268,070	18,586	27,681

NET INVESTMENT INCOME (LOSS)	45,983	(12,719)	17,023	434,075	21,393	14,412

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	1,662,711	61,083	(11,976)	(33,120)	23,005	583,145
Realized Gain Distributions	2,122,208	99,752	-	-	-	111,457

Net Realized Gain (Loss) on Investments	3,784,919	160,835	(11,976)	(33,120)	23,005	694,602

Change In Net Unrealized Appreciation (Depreciation) on Investments	801,517	97,429	808,399	(1,390,972)	308,190	157,875

Net Realized and Unrealized Gain (Loss) on Investments	4,586,436	258,264	796,423	(1,424,092)	331,194	852,477

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,632,420	$245,545	$813,446	$(990,017)	$352,587	$866,889

                                              (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST INTERNATIONAL INDEX FUND

INVESTMENT INCOME:
Dividends	$1,186	$3,618	$22,714	$106,781	$131,970	$94,298

EXPENSES:
Mortality and Expense Risk	471	364	4,708	78,012	33,342	26,058
Contract Maintenance Fees	-	-	810	6,258	914	2,747
Total Expenses	471	364	5,518	84,270	34,256	28,805

NET INVESTMENT INCOME (LOSS)	715	3,254	17,196	22,512	97,713	65,493

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	38	74	171,310	(20,854)	86,726	155,975
Realized Gain Distributions	-	4,729	9,066	95,310	142,046	156,100

Net Realized Gain (Loss) on Investments	38	4,802	180,376	74,456	228,772	312,075

Change In Net Unrealized Appreciation (Depreciation) on Investments	2,478	2,464	26,444	(516,396)	(35,255)	32,783

Net Realized and Unrealized Gain (Loss) on Investments	2,517	7,266	206,820	(441,940)	193,517	344,858

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,231	$10,520	$224,015	$(419,428)	$291,231	$410,352

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND

INVESTMENT INCOME:
Dividends	$4,588	$4,124	$14,496	$15,996	$16,325	$23,023

EXPENSES:
Mortality and Expense Risk	603	1,257	7,671	4,410	3,684	6,411
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	603	1,257	7,671	4,410	3,684	6,411

NET INVESTMENT INCOME (LOSS)	3,985	2,867	6,825	11,587	12,640	16,612

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	435	40	416,444	20,721	33,230	686
Realized Gain Distributions	6,536	10,910	34,095	49,135	40,150	69,144

Net Realized Gain (Loss) on Investments	6,971	10,950	450,539	69,855	73,380	69,830

Change In Net Unrealized Appreciation (Depreciation) on Investments	(7,460)	(2,668)	(218,841)	(12,589)	(31,488)	29,684

Net Realized and Unrealized Gain (Loss) on Investments	(489)	8,281	231,698	57,266	41,892	99,514

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,496	$11,148	$238,523	$68,853	$54,532	$116,125

                                              (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST LIFETIME 2045 FUND	GREAT-WEST LIFETIME 2050 FUND	GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST LIFETIME 2060 FUND	GREAT-WEST MID CAP VALUE FUND
					(1)

INVESTMENT INCOME:
Dividends	$700	$2,432	$2,974	$2,404	$2	$144,132

EXPENSES:
Mortality and Expense Risk	159	623	1,752	674	-	1,800
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	159	623	1,752	674	-	1,800

NET INVESTMENT INCOME (LOSS)	540	1,808	1,223	1,730	2	142,331

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	25	187	15,897	178	14	8,030
Realized Gain Distributions	1,760	7,079	18,084	7,180	3	28,825

Net Realized Gain (Loss) on Investments	1,785	7,266	33,981	7,358	17	36,855

Change In Net Unrealized Appreciation (Depreciation) on Investments	895	4,252	2,667	6,315	-	(123,210)

Net Realized and Unrealized Gain (Loss) on Investments	2,679	11,517	36,648	13,673	17	(86,355)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,220	$13,326	$37,870	$15,403	$19	$55,976

	(1) For the period of January 07, 2021 to December 31, 2021.

                                              (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements. 22

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MULTI-SECTOR BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST SECUREFOUNDATION ® BALANCED FUND

INVESTMENT INCOME:
Dividends	$353,226	$198,776	$192,680	$166,156	$2,656	$4,234,376

EXPENSES:
Mortality and Expense Risk	68,357	27,390	38,363	42,099	3,431	1,372,055
Contract Maintenance Fees	-	-	1,220	5,851	-	20,602
Total Expenses	68,357	27,390	39,584	47,949	3,431	1,392,657

NET INVESTMENT INCOME (LOSS)	284,870	171,386	153,097	118,207	(775)	2,841,719

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	90,818	22,775	23,760	38,049	78,008	2,640,442
Realized Gain Distributions	433,980	209,549	227,594	103,840	16,381	13,870,165

Net Realized Gain (Loss) on Investments	524,797	232,324	251,354	141,888	94,389	16,510,606

Change In Net Unrealized Appreciation (Depreciation) on Investments	300,226	133,493	61,236	(250,826)	85,648	1,265,188

Net Realized and Unrealized Gain (Loss) on Investments	825,023	365,817	312,590	(108,938)	180,037	17,775,794

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,109,893	$537,203	$465,687	$9,270	$179,262	$20,617,514

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP VALUE FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GLOBAL FUND
						(1)

INVESTMENT INCOME:
Dividends	$43,220	$4,973	$-	$107,165	$23,922	$-

EXPENSES:
Mortality and Expense Risk	5,311	16,445	106,456	41,876	30,764	277,029
Contract Maintenance Fees	-	1,779	1,995	456	-	992
Total Expenses	5,311	18,224	108,451	42,332	30,764	278,020

NET INVESTMENT INCOME (LOSS)	37,909	(13,251)	(108,451)	64,833	(6,842)	(278,020)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	53,075	112,465	602,806	348,910	25,995	1,200,000
Realized Gain Distributions	36,682	129,899	1,444,890	-	81,933	1,950,120

Net Realized Gain (Loss) on Investments	89,757	242,364	2,047,696	348,910	107,929	3,150,120

Change In Net Unrealized Appreciation (Depreciation) on Investments	(23,176)	121,702	(509,449)	1,123,736	745,374	2,295,459

Net Realized and Unrealized Gain (Loss) on Investments	66,581	364,066	1,538,247	1,472,646	853,302	5,445,579

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,490	$350,815	$1,429,796	$1,537,478	$846,460	$5,167,559

	(1) Name changed from Invesco Oppenheimer V.I. Global Fund to Invesco V.I. Global Fund on April 21, 2021.

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MAIN STREET SMALL CAP FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND
				(2)

INVESTMENT INCOME:
Dividends	$141,645	$206,609	$181,433	$9,732	$8,639	$5,779

EXPENSES:
Mortality and Expense Risk	69,045	30,811	104,153	18,851	13,831	23,556
Contract Maintenance Fees	-	484	600	1,522	-	245
Total Expenses	69,045	31,295	104,753	20,373	13,831	23,800

NET INVESTMENT INCOME (LOSS)	72,600	175,314	76,680	(10,641)	(5,192)	(18,022)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	185,040	14,385	320,164	630,767	(6,698)	323,194
Realized Gain Distributions	-	-	958,174	163,665	-	182,897

Net Realized Gain (Loss) on Investments	185,040	14,385	1,278,338	794,432	(6,698)	506,090

Change In Net Unrealized Appreciation (Depreciation) on Investments	1,999,595	(41,366)	(617,756)	(142,686)	388,367	75,084

Net Realized and Unrealized Gain (Loss) on Investments	2,184,635	(26,981)	660,582	651,746	381,668	581,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,257,235	$148,333	$737,262	$641,105	$376,476	$563,152

	(2) Name changed from Invesco Oppenheimer V.I. Main Street Small Cap Fund To Invesco V.I. Main Street Small Cap Fund on April 21, 2021.

(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	INVESCO V.I. TECHNOLOGY FUND	IVY VIP INTERNATIONAL CORE EQUITY	JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES

INVESTMENT INCOME:
Dividends	$-	$22,180	$166,472	$1,010,042	$387,323	$664,715

EXPENSES:
Mortality and Expense Risk	40,925	11,553	115,857	1,073,089	126,129	293,780
Contract Maintenance Fees	-	77	2,234	3,296	4,337	6,183
Total Expenses	40,925	11,631	118,091	1,076,386	130,466	299,962

NET INVESTMENT INCOME (LOSS)	(40,925)	10,549	48,381	(66,343)	256,857	364,753

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	253,046	28,115	510,739	5,147,957	276,903	294,494
Realized Gain Distributions	518,488	-	144,254	1,123,505	508,196	980,008

Net Realized Gain (Loss) on Investments	771,534	28,115	654,993	6,271,462	785,099	1,274,502

Change In Net Unrealized Appreciation (Depreciation) on Investments	(56,691)	218,033	2,101,244	16,467,924	(1,370,908)	(2,434,236)

Net Realized and Unrealized Gain (Loss) on Investments	714,843	246,148	2,756,237	22,739,386	(585,809)	(1,159,734)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$673,918	$256,698	$2,804,618	$22,673,043	$(328,952)	$(794,981)

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INNOVATION INSTITUTIONAL SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT RESEARCH PORTFOLIO

INVESTMENT INCOME:
Dividends	$84,690	$21,521	$3,704	$39,564	$17,162	$10,783

EXPENSES:
Mortality and Expense Risk	121,930	137,260	10,434	29,491	13,627	91,169
Contract Maintenance Fees	830	414	2,904	-	958	-
Total Expenses	122,760	137,674	13,338	29,491	14,585	91,169

NET INVESTMENT INCOME (LOSS)	(38,070)	(116,153)	(9,634)	10,073	2,577	(80,386)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	481,085	1,812,836	50,775	67,439	211,848	317,106
Realized Gain Distributions	752,772	2,467,494	235,240	-	-	541,674

Net Realized Gain (Loss) on Investments	1,233,857	4,280,331	286,016	67,439	211,848	858,780

Change In Net Unrealized Appreciation (Depreciation) on Investments	1,318,456	(1,325,925)	4,065	339,936	(21,552)	1,115,114

Net Realized and Unrealized Gain (Loss) on Investments	2,552,313	2,954,406	290,081	407,375	190,296	1,973,894

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,514,243	$2,838,253	$280,447	$417,448	$192,873	$1,893,507

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LORD ABBETT SERIES SHORT DURATION INCOME PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT II CORE EQUITY PORTFOLIO

INVESTMENT INCOME:
Dividends	$12,079	$23,710	$242,685	$72,490	$-	$319

EXPENSES:
Mortality and Expense Risk	4,185	26,572	91,813	14,750	222,573	639
Contract Maintenance Fees	-	557	2,027	1,278	1,445	-
Total Expenses	4,185	27,129	93,840	16,028	224,018	639

NET INVESTMENT INCOME (LOSS)	7,894	(3,419)	148,845	56,462	(224,018)	(320)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	(16,987)	270,564	231,147	(3,405)	1,550,115	12,874
Realized Gain Distributions	8,802	114,600	-	-	678,126	8,802

Net Realized Gain (Loss) on Investments	(8,186)	385,164	231,147	(3,405)	2,228,241	21,676

Change In Net Unrealized Appreciation (Depreciation) on Investments	(15,448)	254,336	262,693	(59,352)	2,763,164	(3,213)

Net Realized and Unrealized Gain (Loss) on Investments	(23,634)	639,500	493,841	(62,757)	4,991,405	18,463

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,740)	$636,081	$642,686	$(6,295)	$4,767,386	$18,143

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	MFS VIT II INTERNATIONAL GROWTH PORTFOLIO	MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	MFS VIT III MID CAP VALUE PORTFOLIO	MFS VIT UTILITIES SERIES	MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO

INVESTMENT INCOME:
Dividends	$5,871	$63,429	$1,687	$8,430	$98,750	$75,100

EXPENSES:
Mortality and Expense Risk	6,068	315,427	1,092	6,354	45,651	31,913
Contract Maintenance Fees	1,901	6,958	-	23	823	65
Total Expenses	7,969	322,385	1,092	6,377	46,474	31,977

NET INVESTMENT INCOME (LOSS)	(2,098)	(258,956)	595	2,053	52,276	43,122

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	49,259	1,493,177	8,063	21,907	168,712	(65,511)
Realized Gain Distributions	47,883	1,229,927	-	7,142	222,579	-

Net Realized Gain (Loss) on Investments	97,142	2,723,104	8,063	29,049	391,291	(65,511)

Change In Net Unrealized Appreciation (Depreciation) on Investments	(25,083)	1,679,013	28,376	222,277	330,794	1,248,483

Net Realized and Unrealized Gain (Loss) on Investments	72,059	4,402,117	36,439	251,326	722,084	1,182,971

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,962	$4,143,162	$37,034	$253,379	$774,360	$1,226,094

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	NVIT MID CAP INDEX FUND	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,751	$1,445	$253,006	$93,168	$34,134	$1,676,548

EXPENSES:
Mortality and Expense Risk	4,232	3,962	162,828	13,091	4,137	258,404
Contract Maintenance Fees	-	-	1,146	1,025	992	30,915
Total Expenses	4,232	3,962	163,974	14,116	5,129	289,319

NET INVESTMENT INCOME (LOSS)	(2,481)	(2,517)	89,033	79,052	29,005	1,387,229

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	5,895	1,327	568,593	211,921	5,439	224,199
Realized Gain Distributions	-	15,873	400,755	-	-	-

Net Realized Gain (Loss) on Investments	5,895	17,200	969,348	211,921	5,439	224,199

Change In Net Unrealized Appreciation (Depreciation) on Investments	173,817	147,770	3,598,295	167,579	(61,057)	(558,157)

Net Realized and Unrealized Gain (Loss) on Investments	179,712	164,970	4,567,642	379,500	(55,618)	(333,958)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$177,231	$162,453	$4,656,675	$458,552	$(26,613)	$1,053,270

(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER BOND VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO

INVESTMENT INCOME:
Dividends	$404,722	$175,678	$2,599,248	$100,805	$15,687	$12,194

EXPENSES:
Mortality and Expense Risk	538,907	19,953	974,741	22,323	37,785	11,339
Contract Maintenance Fees	12,500	178	29,302	768	-	53
Total Expenses	551,407	20,131	1,004,042	23,091	37,785	11,392

NET INVESTMENT INCOME (LOSS)	(146,685)	155,546	1,595,206	77,714	(22,098)	802

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	33,379	34,241	288,398	(43,887)	288,198	24,681
Realized Gain Distributions	-	-	6,096,620	139,694	382,121	-

Net Realized Gain (Loss) on Investments	33,379	34,241	6,385,018	95,806	670,319	24,681

Change In Net Unrealized Appreciation (Depreciation) on Investments	(1,152,772)	(16,370)	(10,871,107)	(141,027)	513,766	316,316

Net Realized and Unrealized Gain (Loss) on Investments	(1,119,393)	17,871	(4,486,089)	(45,220)	1,184,086	340,997

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,266,078)	$173,417	$(2,890,883)	$32,494	$1,161,988	$341,798

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL HEALTH CARE FUND

INVESTMENT INCOME:
Dividends	$-	$-	$-	$179,158	$8,418	$52,155

EXPENSES:
Mortality and Expense Risk	71,977	15,354	3,390	106,980	6,731	37,119
Contract Maintenance Fees	-	-	71	7,141	-	132
Total Expenses	71,977	15,354	3,461	114,121	6,731	37,251

NET INVESTMENT INCOME (LOSS)	(71,977)	(15,354)	(3,461)	65,037	1,687	14,904

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	490,319	25,210	(23,518)	624,213	3,874	66,051
Realized Gain Distributions	1,242,204	-	-	557,774	23,608	374,735

Net Realized Gain (Loss) on Investments	1,732,524	25,210	(23,518)	1,181,988	27,481	440,787

Change In Net Unrealized Appreciation (Depreciation) on Investments	(1,028,444)	332,734	135,691	2,254,011	86,304	359,847

Net Realized and Unrealized Gain (Loss) on Investments	704,080	357,945	112,173	3,435,999	113,786	800,634

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$632,103	$342,590	$108,712	$3,501,036	$115,472	$815,539

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI-CAP CORE FUND	PUTNAM VT SMALL CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$107,449	$21,956	$28,706	$-	$13,192	$2,248

EXPENSES:
Mortality and Expense Risk	39,968	9,845	6,978	32,557	9,919	1,217
Contract Maintenance Fees	4,713	461	2,956	232	262	-
Total Expenses	44,681	10,306	9,934	32,788	10,181	1,217

NET INVESTMENT INCOME (LOSS)	62,768	11,650	18,772	(32,788)	3,011	1,032

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	(35,885)	45,858	47,219	(36,124)	164,263	49,522
Realized Gain Distributions	301,210	57,031	16,552	-	131,729	-

Net Realized Gain (Loss) on Investments	265,326	102,889	63,771	(36,124)	295,992	49,522

Change In Net Unrealized Appreciation (Depreciation) on Investments	(671,118)	19,992	90,356	(120,591)	69,307	110

Net Realized and Unrealized Gain (Loss) on Investments	(405,792)	122,881	154,127	(156,715)	365,299	49,632

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(343,024)	$134,530	$172,899	$(189,504)	$368,310	$50,664

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SCHWAB VIT BALANCED PORTFOLIO	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	SCHWAB VIT GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$40,032	$87,887	$7,110,515	$62,837	$83,809	$26,195

EXPENSES:
Mortality and Expense Risk	24,792	1,068,282	3,882,318	25,065	33,906	11,336
Contract Maintenance Fees	286	55,150	83,732	1,425	1,446	817
Total Expenses	25,078	1,123,432	3,966,050	26,490	35,352	12,153

NET INVESTMENT INCOME (LOSS)	14,953	(1,035,544)	3,144,465	36,347	48,457	14,042

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	5,357	(5,020)	30,973,510	233,007	222,116	501,572
Realized Gain Distributions	-	-	-	129	-	-

Net Realized Gain (Loss) on Investments	5,357	(5,020)	30,973,510	233,136	222,116	501,572

Change In Net Unrealized Appreciation (Depreciation) on Investments	744,031	5,020	103,238,740	83,676	406,834	(140,425)

Net Realized and Unrealized Gain (Loss) on Investments	749,388	-	134,212,249	316,812	628,950	361,147

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$764,341	$(1,035,544)	$137,356,715	$353,159	$677,407	$375,189

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES	TOUCHSTONE VST BOND FUND

INVESTMENT INCOME:
Dividends	$-	$-	$118,314	$-	$9,552	$177,070

EXPENSES:
Mortality and Expense Risk	8,992	32,758	44,138	56,254	9,632	50,942
Contract Maintenance Fees	1,576	-	477	679	-	150
Total Expenses	10,568	32,758	44,615	56,934	9,632	51,092

NET INVESTMENT INCOME (LOSS)	(10,568)	(32,758)	73,699	(56,934)	(80)	125,978

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	32,310	396,570	(21,879)	(179,627)	29,033	91,242
Realized Gain Distributions	109,340	319,164	-	-	-	39,686

Net Realized Gain (Loss) on Investments	141,651	715,734	(21,879)	(179,627)	29,033	130,928

Change In Net Unrealized Appreciation (Depreciation) on Investments	62,898	(187,298)	149,447	(270,973)	215,830	(400,661)

Net Realized and Unrealized Gain (Loss) on Investments	204,549	528,436	127,568	(450,600)	244,863	(269,733)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$193,981	$495,678	$201,267	$(507,534)	$244,783	$(143,755)

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	TOUCHSTONE VST COMMON STOCK FUND	TOUCHSTONE VST COMMON STOCK FUND CLASS SC	TOUCHSTONE VST SMALL COMPANY FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF CAPITAL GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$58,647	$21,458	$4,812	$14,632	$180,924	$60,310

EXPENSES:
Mortality and Expense Risk	77,453	34,564	54,291	33,409	26,471	32,900
Contract Maintenance Fees	282	-	1,014	512	503	2,766
Total Expenses	77,735	34,564	55,305	33,921	26,974	35,667

NET INVESTMENT INCOME (LOSS)	(19,088)	(13,105)	(50,493)	(19,289)	153,950	24,643

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	304,411	101,971	588,915	1,709,833	32,288	238,585
Realized Gain Distributions	354,133	177,245	130,329	-	-	421,476

Net Realized Gain (Loss) on Investments	658,544	279,216	719,243	1,709,833	32,288	660,061

Change In Net Unrealized Appreciation (Depreciation) on Investments	1,860,138	927,813	882,671	(876,576)	(356,265)	483,629

Net Realized and Unrealized Gain (Loss) on Investments	2,518,682	1,207,028	1,601,915	833,257	(323,977)	1,143,691

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,499,593	$1,193,923	$1,551,422	$813,967	$(170,028)	$1,168,334

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISONS

	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REAL ESTATE INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$75,843	$140,084	$106,790	$13,719

EXPENSES:
Mortality and Expense Risk	34,848	67,785	31,270	20,271
Contract Maintenance Fees	5,096	10,764	3,623	2,212
Total Expenses	39,944	78,549	34,893	22,483

NET INVESTMENT INCOME (LOSS)	35,899	61,535	71,897	(8,764)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	323,861	1,192,493	124,165	406,978
Realized Gain Distributions	104,300	836,011	141,304	175,508

Net Realized Gain (Loss) on Investments	428,162	2,028,504	265,469	582,487

Change In Net Unrealized Appreciation (Depreciation) on Investments	1,227,810	702,255	1,649,707	29,448

Net Realized and Unrealized Gain (Loss) on Investments	1,655,972	2,730,759	1,915,176	611,934

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,691,871	$2,792,294	$1,987,073	$603,170

                  (Concluded)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO		AB VPS INTERNATIONAL VALUE PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$15,308	$83,730	$(71,976)	$65,617	$23,141	$23,302
Net Realized Gain (Loss) on Investments	252,084	676,755	1,083,967	784,133	14,175	(59,944)
Change in Net Unrealized Appreciation (Depreciation) on Investments	2,173,751	(618,575)	(319,129)	1,279,861	142,546	11,351

Increase (Decrease) in Net Assets Resulting from Operations	2,441,144	141,910	692,862	2,129,611	179,861	(25,291)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	45,981	120	120	-	-
Transfers for Contract Benefits and Terminations	(2,268)	(354,452)	(136,708)	(280,730)	(9,049)	(37,755)
Net Transfers	33,317	320,128	(418,989)	(260,260)	(102,124)	(385,112)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	(92,114)	1,928	17,193	7,310	2,136	(32)

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(61,065)	13,585	(538,384)	(533,560)	(109,037)	(422,899)

Total Increase (Decrease) in Net Assets	2,380,080	155,494	154,478	1,596,051	70,824	(448,190)

NET ASSETS:
Beginning of Period	9,133,478	8,977,984	9,494,093	7,898,042	1,767,775	2,215,965

End of Period	$11,513,558	$9,133,478	$9,648,571	$9,494,093	$1,838,599	$1,767,775

CHANGES IN UNITS OUTSTANDING:

Units Issued	46,750	38,326	89	1,498	-	-
Units Redeemed	(52,696)	(29,890)	(21,910)	(30,437)	(11,395)	(53,962)

Net Increase (Decrease)	(5,946)	8,435	(21,821)	(28,939)	(11,395)	(53,962)

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	AB VPS LARGE CAP GROWTH PORTFOLIO		AB VPS SMALL/MID CAP VALUE PORTFOLIO		ALGER BALANCED PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(141,368)	$(54,294)	$1,028	$17,353	$1,469	$6,829
Net Realized Gain (Loss) on Investments	2,240,083	917,664	317,155	(136,376)	46,377	3,240
Change in Net Unrealized Appreciation (Depreciation) on Investments	2,737,200	2,937,128	1,249,510	75,165	127,395	72,031

Increase (Decrease) in Net Assets Resulting from Operations	4,835,916	3,800,498	1,567,693	(43,858)	175,241	82,100

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	3,430	2,667,606	663	10,519	-	-
Transfers for Contract Benefits and Terminations	(4,681)	(447,917)	(142,578)	(160,024)	-	(14,808)
Net Transfers	1,530,383	2,315,386	118,002	96,524	(40,218)	(31)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	(1,609)	-	5,062	369	3,787	3,607

Increase (Decrease) in Net Assets Resulting From Contract Transactions	1,527,523	4,535,075	(18,851)	(52,612)	(36,431)	(11,232)

Total Increase (Decrease) in Net Assets	6,363,438	8,335,573	1,548,842	(96,470)	138,810	70,868

NET ASSETS:
Beginning of Period	17,518,490	9,182,917	4,494,095	4,590,565	979,517	908,649

End of Period	$23,881,928	$17,518,490	$6,042,937	$4,494,095	$1,118,327	$979,517

CHANGES IN UNITS OUTSTANDING:

Units Issued	140,049	276,295	179,594	39,800	-	-
Units Redeemed	(107,831)	(107,058)	(179,280)	(53,398)	(1,405)	(710)

Net Increase (Decrease)	32,218	169,236	314	(13,599)	(1,405)	(710)

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(35,363)	$(17,628)	$(380,109)	$(130,446)	$(58,228)	$(28,720)
Net Realized Gain (Loss) on Investments	1,441,364	1,041,048	13,606,972	7,795,943	2,821,660	897,834
Change in Net Unrealized Appreciation (Depreciation) on Investments	(601,087)	506,512	(8,331,129)	11,017,922	(2,519,270)	1,973,502

Increase (Decrease) in Net Assets Resulting from Operations	804,914	1,529,932	4,895,734	18,683,420	244,162	2,842,617

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	488,392	13,309	12,634	-	-
Transfers for Contract Benefits and Terminations	(2,002)	(130,782)	(196,670)	(1,166,229)	(120,235)	(295,136)
Net Transfers	(1,563,993)	1,481,016	(5,641,686)	1,299,304	(699,891)	285,085
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	159	(1,665)	102,313	29,859	(13,208)	(3,297)

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(1,565,836)	1,836,961	(5,722,733)	175,568	(833,334)	(13,348)

Total Increase (Decrease) in Net Assets	(760,922)	3,366,893	(826,999)	18,858,988	(589,172)	2,829,269

NET ASSETS:
Beginning of Period	5,776,470	2,409,577	47,901,751	29,042,763	7,528,274	4,699,005

End of Period	$5,015,548	$5,776,470	$47,074,751	$47,901,751	$6,939,101	$7,528,274

CHANGES IN UNITS OUTSTANDING:

Units Issued	61,703	196,467	35,561	166,832	5,470	22,280
Units Redeemed	(125,071)	(98,081)	(121,840)	(188,529)	(19,417)	(24,849)

Net Increase (Decrease)	(63,368)	98,386	(86,278)	21,697	(13,947)	(2,569)

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	ALLSPRING VT DISCOVERY FUND		ALLSPRING VT OMEGA GROWTH FUND		ALLSPRING VT OPPORTUNITY FUND
	2021	2020	2021	2020	2021	2020
	(1)		(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(102,623)	$(49,633)	$(27,621)	$(11,964)	$(44,057)	$(6,111)
Net Realized Gain (Loss) on Investments	2,574,642	1,126,862	669,855	199,805	608,770	444,363
Change in Net Unrealized Appreciation (Depreciation) on Investments	(3,277,589)	4,596,463	(208,685)	683,618	807,384	627,292

Increase (Decrease) in Net Assets Resulting from Operations	(805,570)	5,673,692	433,549	871,459	1,372,097	1,065,544

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	15,826	71,787	6,000	126,565	2,200	2,275
Transfers for Contract Benefits and Terminations	(3,124)	(175,712)	(638)	(104,579)	(575,167)	(255,408)
Net Transfers	(3,156,324)	1,688,284	(786,365)	891,676	(449,761)	(441,582)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	(6,860)	6,438	10,169	40,753	(66,217)	4,265

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(3,150,482)	1,590,797	(770,834)	954,416	(1,088,944)	(690,450)

Total Increase (Decrease) in Net Assets	(3,956,052)	7,264,488	(337,285)	1,825,875	283,153	375,094

NET ASSETS:
Beginning of Period	16,177,571	8,913,083	3,932,254	2,106,379	6,468,456	6,093,362

End of Period	$12,221,520	$16,177,571	$3,594,969	$3,932,254	$6,751,609	$6,468,456

CHANGES IN UNITS OUTSTANDING:

Units Issued	28,583	130,818	41,551	76,582	6,453	5,045
Units Redeemed	(90,778)	(110,050)	(70,205)	(43,573)	(32,802)	(25,496)

Net Increase (Decrease)	(62,195)	(20,768)	(28,655)	33,009	(26,348)	(20,451)

(1) Name changed from Wells Fargo VT Discovery Fund on October 11, 2021.
(2) Name changed from Wells Fargo VT Omega Growth Fund on October 11, 2021.
(3) Name changed from Wells fargo VT Opportunity Fund on October 21, 2021.

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP BALANCED FUND		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$9,095	$20,281	$2,045	$198,435	$(55,836)	$118,815
Net Realized Gain (Loss) on Investments	4,551	1,677	2,569,583	1,326,191	868,480	328,425
Change in Net Unrealized Appreciation (Depreciation) on Investments	20,515	(14,879)	2,250,136	1,758,948	(86,587)	513,953

Increase (Decrease) in Net Assets Resulting from Operations	34,161	7,078	4,821,765	3,283,573	726,057	961,193

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	1,200	8,472	273,820	2,244,717	1,000	296,573
Transfers for Contract Benefits and Terminations	-	(25,814)	(433,585)	(2,145,609)	(13,533)	(556,252)
Net Transfers	(32)	(30,051)	(1,643,932)	(1,573,676)	(745,319)	1,306,091
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	28,966	(5,136)	(767)	1,124

Increase (Decrease) in Net Assets Resulting From Contract Transactions	1,168	(47,393)	(1,774,731)	(1,479,703)	(758,619)	1,047,536

Total Increase (Decrease) in Net Assets	35,330	(40,315)	3,047,034	1,803,870	(32,562)	2,008,730

NET ASSETS:
Beginning of Period	189,392	229,707	33,491,487	31,687,617	9,954,152	7,945,422

End of Period	$224,722	$189,392	$36,538,521	$33,491,487	$9,921,589	$9,954,152

CHANGES IN UNITS OUTSTANDING:

Units Issued	2,615	729	138,424	271,844	65,574	148,170
Units Redeemed	(3,082)	(4,205)	(201,909)	(335,473)	(107,374)	(127,454)

Net Increase (Decrease)	(467)	(3,476)	(63,485)	63,629	(41,801)	20,716

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN CENTURY VP DISCIPLINED CORE VALUE FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$29,532	$(4,025)	$267,022	$106,355	$40,956	$351,582
Net Realized Gain (Loss) on Investments	379,160	172,512	1,088,737	(370,163)	1,944,082	185,608
Change in Net Unrealized Appreciation (Depreciation) on Investments	1,696,831	1,543,030	3,756,201	12,757	300,326	(1,814,234)

Increase (Decrease) in Net Assets Resulting from Operations	2,105,523	1,711,516	5,111,960	(251,051)	2,285,364	(1,277,045)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	40,346	76,879	7,428	97,621	14,787	534,435
Transfers for Contract Benefits and Terminations	(38,867)	(199,511)	(264,376)	(699,236)	(135,366)	(1,162,950)
Net Transfers	(1,178,460)	765,944	(261,154)	(1,149,928)	(1,005,568)	(2,310,518)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	6,821	3,730	12,416	3,312	951	468

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(1,170,160)	647,043	(505,686)	(1,748,232)	(1,125,194)	(2,938,565)

Total Increase (Decrease) in Net Assets	935,363	2,358,558	4,606,274	(1,999,283)	1,160,169	(4,215,609)

NET ASSETS:
Beginning of Period	9,356,370	6,997,812	9,984,061	11,983,344	21,654,314	25,869,923

End of Period	$10,291,734	$9,356,370	$14,590,336	$9,984,061	$22,814,483	$21,654,314

CHANGES IN UNITS OUTSTANDING:

Units Issued	52,555	113,395	229,022	35,903	35,758	164,933
Units Redeemed	(84,646)	(61,052)	(200,889)	(111,561)	(67,368)	(279,518)

Net Increase (Decrease)	(32,090)	52,343	28,133	(75,658)	(31,610)	(114,585)

(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	AMERICAN FUNDS IS BOND FUND		AMERICAN FUNDS IS GLOBAL BOND FUND		AMERICAN FUNDS IS GLOBAL GROWTH FUND
	2021	2020	2021	2020	2021	2020
		(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$20,042	$28,744	$266	$221	$382	$3,670
Net Realized Gain (Loss) on Investments	81,092	(2,484)	551	(29)	270,340	173,439
Change in Net Unrealized Appreciation (Depreciation) on Investments	(115,398)	2,381	(2,398)	775	50,256	293,084

Increase (Decrease) in Net Assets Resulting from Operations	(14,264)	28,641	(1,581)	967	320,978	470,193

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	20,750	1,318,214	-	2,402	6,067	126,501
Transfers for Contract Benefits and Terminations	(660)	(1,693)	-	-	(716)	(28,505)
Net Transfers	664,511	530,065	(2,777)	27,541	155,720	(515,781)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	684,601	1,846,587	(2,777)	29,943	161,071	(417,785)

Total Increase (Decrease) in Net Assets	670,337	1,875,228	(4,358)	30,910	482,049	52,408

NET ASSETS:
Beginning of Period	1,875,228	-	30,910	-	2,128,328	2,075,920

End of Period	$2,545,565	$1,875,228	$26,551	$30,910	$2,610,377	$2,128,328

CHANGES IN UNITS OUTSTANDING:

Units Issued	70,016	188,483	432	2,790	26,461	20,978
Units Redeemed	(4,028)	(9,517)	(687)	(0)	(21,197)	(46,151)

Net Increase (Decrease)	65,988	178,966	(256)	2,790	5,265	(25,174)

	(1) For the period of July 02, 2020 to December 31, 2020.
	(2) For the period of July 07, 2020 to December 31, 2020.

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS IS GROWTH- INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND
	2021	2020	2021	2020	2021	2020
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(5,686)	$(760)	$11,056	$36,193	$58,222	$6,220
Net Realized Gain (Loss) on Investments	26,360	263	345,861	108,590	36,981	(26,096)
Change in Net Unrealized Appreciation (Depreciation) on Investments	6,056	80,070	561,938	504,697	(176,153)	362,694

Increase (Decrease) in Net Assets Resulting from Operations	26,731	79,573	918,855	649,481	(80,950)	342,818

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	5,704	32,988	-	431,815	38,091	164,582
Transfers for Contract Benefits and Terminations	-	(2,062)	(4,770)	(264,358)	-	(19,126)
Net Transfers	(9,921)	301,411	(1,614,144)	751,688	307,890	76,214
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(4,216)	332,337	(1,618,914)	919,144	345,981	221,670

Total Increase (Decrease) in Net Assets	22,514	411,910	(700,058)	1,568,625	265,031	564,488

NET ASSETS:
Beginning of Period	411,910	-	5,400,830	3,832,205	2,787,458	2,222,970

End of Period	$434,424	$411,910	$4,700,772	$5,400,830	$3,052,489	$2,787,458

CHANGES IN UNITS OUTSTANDING:

Units Issued	5,081	28,076	38,864.71787	112,252	36,609	33,084
Units Redeemed	(5,218)	(1,041)	(156,959)	(30,752)	(12,997)	(13,796)

Net Increase (Decrease)	(137)	27,034	(118,094)	81,500	23,612	19,288

	(1) For the period of May 21, 2020 to December 31, 2020.

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND		BLACKROCK GLOBAL ALLOCATION VI FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$4,103	$(13,981)	$10,268	$4,850	$26,614	$66,008
Net Realized Gain (Loss) on Investments	759,445	52,509	62,823	22,318	1,516,646	567,169
Change in Net Unrealized Appreciation (Depreciation) on Investments	(519,968)	838,463	2,032	48,901	(969,324)	925,816

Increase (Decrease) in Net Assets Resulting from Operations	243,580	876,990	75,123	76,069	573,936	1,558,993

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	1,440	296,145	-	153,482	-	91,860
Transfers for Contract Benefits and Terminations	(88,649)	(83,513)	-	(2,087)	(159,209)	(552,425)
Net Transfers	(1,812,148)	(437,931)	258,310	(143,186)	200,049	(923,025)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	62	(364)

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(1,899,358)	(225,299)	258,310	8,209	40,902	(1,383,954)

Total Increase (Decrease) in Net Assets	(1,655,778)	651,691	333,433	84,278	614,837	175,039

NET ASSETS:
Beginning of Period	4,837,957	4,186,266	542,274	457,996	9,350,833	9,175,794

End of Period	$3,182,180	$4,837,957	$875,707	$542,274	$9,965,671	$9,350,833

CHANGES IN UNITS OUTSTANDING:

Units Issued	21,843	45,309	20,780	26,302	51,067	37,889
Units Redeemed	(120,973)	(62,332)	(689)	(24,540)	(47,491)	(149,831)

Net Increase (Decrease)	(99,130)	(17,023)	20,091	1,762	3,576	(111,942)

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	BNY MELLON IP MIDCAP STOCK PORTFOLIO		BNY MELLON VIF APPRECIATION PORTFOLIO		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(2,233)	$7,557	$(37,799)	$21,381	$(21,083)	$12,674
Net Realized Gain (Loss) on Investments	78,196	(120,642)	1,283,744	593,940	587,057	464,172
Change in Net Unrealized Appreciation (Depreciation) on Investments	619,689	342,157	1,397,505	1,405,602	973,374	768,119

Increase (Decrease) in Net Assets Resulting from Operations	695,651	229,072	2,643,449	2,020,923	1,539,347	1,244,965

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	230	390	-	17,769
Transfers for Contract Benefits and Terminations	(2,095)	(80,976)	(91,391)	(442,564)	(121,977)	(90,148)
Net Transfers	(134,852)	(159,822)	(844,403)	(630,772)	(71,639)	(619,528)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	1,048	1,417	6,829	9,085	1,075	(1,033)

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(135,900)	(239,381)	(928,736)	(1,063,860)	(192,541)	(692,941)

Total Increase (Decrease) in Net Assets	559,752	(10,309)	1,714,713	957,063	1,346,807	552,024

NET ASSETS:
Beginning of Period	2,796,840	2,807,149	10,553,220	9,596,157	6,407,464	5,855,440

End of Period	$3,356,591	$2,796,840	$12,267,933	$10,553,220	$7,754,270	$6,407,464

CHANGES IN UNITS OUTSTANDING:

Units Issued	2,449	20,949	1,413	15,023	5,600	2,093
Units Redeemed	(7,055)	(28,247)	(24,341)	(48,069)	(12,406)	(35,588)

Net Increase (Decrease)	(4,606)	(7,298)	(22,928)	(33,046)	(6,806)	(33,495)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	BNY MELLON VIF OPPORTUNISTIC SMALL CAP PORTFOLIO		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(4,586)	$862	$(10,648)	(6,197)	$(2,247)	$(299)
Net Realized Gain (Loss) on Investments	9,429	(5,084)	146,876	58,520	64,508	7,313
Change in Net Unrealized Appreciation (Depreciation) on Investments	107,177	115,919	159,080	192,531	15,786	17,788

Increase (Decrease) in Net Assets Resulting from Operations	112,020	111,697	295,308	244,854	78,048	24,802

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	15,526	-	40,419
Transfers for Contract Benefits and Terminations	-	(8,503)	-	(52,610)	-	(26,389)
Net Transfers	(50,873)	(272)	35,731	(143,082)	181,414	(33,324)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(50,873)	(8,774)	35,731	(180,166)	181,414	(19,293)

Total Increase (Decrease) in Net Assets	61,147	102,922	331,039	64,688	259,462	5,508

NET ASSETS:
Beginning of Period	722,493	619,571	1,462,257	1,397,569	232,077	226,569

End of Period	$783,640	$722,493	$1,793,296	1,462,257	491,539	$232,077

CHANGES IN UNITS OUTSTANDING:

Units Issued	-	-	16,785	89,661	11,618	3,748
Units Redeemed	(1,503)	(564)	(15,689)	(111,277)	(2,255)	(5,441)

Net Increase (Decrease)	(1,503)	(564)	1,096	(21,617)	9,363	(1,693)

						(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND
	2021	2020	2021	2020	2021	2020
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(21,787)	$(6,562)	$271	$(972)	$(40,144)	$(20,803)
Net Realized Gain (Loss) on Investments	881,459	149,748	24,231	39,379	859,471	163,471
Change in Net Unrealized Appreciation (Depreciation) on Investments	(455,412)	538,409	(146,143)	42,364	465,821	891,735

Increase (Decrease) in Net Assets Resulting from Operations	404,260	681,594	(121,640)	80,771	1,285,148	1,034,403

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	4,867	228,368	-	8,613	31,175	367,229
Transfers for Contract Benefits and Terminations	(13,944)	(22,095)	(450)	-	(3,017)	(151,895)
Net Transfers	545,072	(184,600)	230,892	477,508	(489,228)	1,002,712
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	1,428	4,310

Increase (Decrease) in Net Assets Resulting From Contract Transactions	535,995	21,673	230,442	486,121	(459,642)	1,222,357

Total Increase (Decrease) in Net Assets	940,255	703,267	108,802	566,892	825,507	2,256,760

NET ASSETS:
Beginning of Period	2,484,555	1,781,288	566,892	-	5,747,941	3,491,181

End of Period	$3,424,810	$2,484,555	$675,693	$566,892	$6,573,448	$5,747,941

CHANGES IN UNITS OUTSTANDING:

Units Issued	99,686	37,325	97,419	183,370	95,077	224,420
Units Redeemed	(74,753)	(39,428)	(86,948)	(147,994)	(120,514)	(177,297)

Net Increase (Decrease)	24,933	(2,103)	10,471	35,377	(25,437)	47,123

	(1) For the period of May 20, 2020 to December 31, 2020

						(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(108,694)	$(92,062)	$(8,106)	$(2,616)	$(22,932)	$11,495
Net Realized Gain (Loss) on Investments	5,510,525	1,866,994	444,290	(234,462)	438,022	(38,539)
Change in Net Unrealized Appreciation (Depreciation) on Investments	1,696,883	4,518,484	244,860	323,421	(679,173)	971,989

Increase (Decrease) in Net Assets Resulting from Operations	7,098,714	6,293,417	681,044	86,343	(264,083)	944,944

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	22,213	9,047	1,550	3,175	20,868	150,548
Transfers for Contract Benefits and Terminations	(614,245)	(960,057)	(536)	(64,459)	(4,220)	(183,933)
Net Transfers	(3,900,673)	(948,135)	(206,994)	423,214	185,070	314,840
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	7,424	(1,429)	(3,602)	396	9,264	(89,503)

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(4,485,282)	(1,900,573)	(209,582)	362,325	210,982	191,953

Total Increase (Decrease) in Net Assets	2,613,433	4,392,844	471,462	448,668	(53,101)	1,136,897

NET ASSETS:
Beginning of Period	21,234,626	16,841,782	2,118,310	1,669,642	5,491,968	4,355,071

End of Period	$23,848,059	$21,234,626	$2,589,772	$2,118,310	$5,438,868	$5,491,968

CHANGES IN UNITS OUTSTANDING:

Units Issued	58,861	130,040	64,858	37,646	120,956	130,059
Units Redeemed	(134,888)	(184,934)	(65,977)	(33,512)	(112,250)	(119,978)

Net Increase (Decrease)	(76,027)	(54,894)	(1,119)	(4,134)	8,705	10,081

						(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	DELAWARE VIP INTERNATIONAL SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP SMALL CAP VALUE SERIES
	2021	2020	2020	2021	2020
		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$1,845	$-	$8,090	$29,264	$144,405
Net Realized Gain (Loss) on Investments	24,637	(152)	43,774	450,519	351,101
Change in Net Unrealized Appreciation (Depreciation) on Investments	5,777	8,923	(20,493)	5,784,661	(1,388,433)

Increase (Decrease) in Net Assets Resulting from Operations	32,259	8,771	31,371	6,264,444	(892,927)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	88,583	5,480	38,039
Transfers for Contract Benefits and Terminations	-	-	(248)	(53,889)	(774,956)
Net Transfers	(171,466)	494,078	(334,529)	(1,563,022)	(1,537,182)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	(15,128)	4,889

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(171,466)	494,078	(246,194)	(1,626,559)	(2,269,209)

Total Increase (Decrease) in Net Assets	(139,207)	502,849	(214,823)	4,637,885	(3,162,136)

NET ASSETS:
Beginning of Period	502,849	-	214,812	19,147,800	22,309,936

End of Period	$363,643	$502,849	$(11)	$23,785,685	$19,147,800

CHANGES IN UNITS OUTSTANDING:

Units Issued	6,102	49,408	26,376	30,540	67,783
Units Redeemed	(21,874)	-	(48,312)	(62,161)	(109,082)

Net Increase (Decrease)	(15,773)	49,408	(21,936)	(31,622)	(41,299)

	(1) For the period of December 11, 2020 to December 31, 2020.
	(2) For the period January 1, 2020 to December 11, 2020.

					(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	DELAWARE VIP SMID CAP CORE SERIES		DELAWARE VIP VALUE SERIES		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$20,781	$1,007	$70,525	$15,817	$18,638	$24,200
Net Realized Gain (Loss) on Investments	1,418,602	(276,078)	172,555	33,093	329,104	(210,225)
Change in Net Unrealized Appreciation (Depreciation) on Investments	641,497	1,461,249	(4,281)	4,767	446,061	179,831

Increase (Decrease) in Net Assets Resulting from Operations	2,080,879	1,186,178	238,799	53,677	793,803	(6,194)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	1,374	89,289	-	175,786	27,664	248,584
Transfers for Contract Benefits and Terminations	(95,374)	(654,647)	-	(1,216)	(17,559)	(254,728)
Net Transfers	(2,965,930)	657,882	281,986	(22,891)	(391,484)	(92,823)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	2,394	1,642	-	-	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(3,057,536)	94,166	281,986	151,679	(381,379)	(98,966)

Total Increase (Decrease) in Net Assets	(976,657)	1,280,345	520,785	205,356	412,424	(105,160)

NET ASSETS:
Beginning of Period	10,381,465	9,101,120	1,043,491	838,135	2,205,399	2,310,559

End of Period	$9,404,808	$10,381,465	$1,564,276	$1,043,491	$2,617,823	$2,205,399

CHANGES IN UNITS OUTSTANDING:

Units Issued	11,243	129,218	54,581	21,779	17,202	43,297
Units Redeemed	(117,712)	(83,050)	(35,468)	(5,565)	(40,258)	(56,444)

Net Increase (Decrease)	(106,468)	46,168	19,113	16,214	(23,056)	(13,147)

						(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	DWS CAPITAL GROWTH VIP		DWS CORE EQUITY VIP		DWS CROCI® U.S. VIP
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(198,153)	$(14,551)	$397	$90,120	$65,221	$97,104
Net Realized Gain (Loss) on Investments	4,815,948	3,401,064	898,498	331,712	(14,577)	116,384
Change in Net Unrealized Appreciation (Depreciation) on Investments	2,754,201	6,877,311	1,991,934	1,027,588	1,171,994	(1,129,932)

Increase (Decrease) in Net Assets Resulting from Operations	7,371,995	10,263,823	2,890,828	1,449,420	1,222,637	(916,444)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	23,842	577,225	180	253,670	20,004	13,464
Transfers for Contract Benefits and Terminations	(356,411)	(1,230,063)	(49,742)	(747,837)	(112,044)	(246,487)
Net Transfers	(6,041,223)	(2,671,787)	(941,175)	(1,912,046)	(1,034,441)	(709,658)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	38,501	19,017	9,075	(2,566)	1,843	(1,343)

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(6,335,292)	(3,305,607)	(981,662)	(2,408,778)	(1,124,638)	(944,023)

Total Increase (Decrease) in Net Assets	1,036,703	6,958,215	1,909,167	(959,358)	97,999	(1,860,467)

NET ASSETS:
Beginning of Period	36,777,405	29,819,190	12,126,953	13,086,311	5,204,929	7,065,396

End of Period	$37,814,108	$36,777,405	$14,036,120	$12,126,953	$5,302,928	$5,204,929

CHANGES IN UNITS OUTSTANDING:

Units Issued	50,978	182,523	12,659	40,327	3,527	5,119
Units Redeemed	(210,925)	(286,362)	(38,015)	(149,597)	(54,425)	(63,671)

Net Increase (Decrease)	(159,947)	(103,839)	(25,356)	(109,269)	(50,898)	(58,552)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	DWS GLOBAL SMALL CAP VIP		DWS SMALL CAP INDEX VIP		DWS SMALL MID CAP GROWTH VIP
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(4,725)	$4,125	$45,983	$158,959	$(12,719)	$(7,679)
Net Realized Gain (Loss) on Investments	54,171	(78,779)	3,784,919	1,649,022	160,835	(72,801)
Change in Net Unrealized Appreciation (Depreciation) on Investments	122,671	246,747	801,517	3,152,624	97,429	585,864

Increase (Decrease) in Net Assets Resulting from Operations	172,117	172,094	4,632,420	4,960,605	245,545	505,384

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	57,361	116,381	1,173,205	-	5,860
Transfers for Contract Benefits and Terminations	-	(10,023)	(161,395)	(832,383)	-	(62,030)
Net Transfers	(71,174)	(370,584)	(2,638,297)	(906,926)	(227,710)	(222,113)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	56,796	36,374	27,436	(6,743)

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(71,174)	(323,245)	(2,626,515)	(529,730)	(200,273)	(285,026)

Total Increase (Decrease) in Net Assets	100,943	(151,151)	2,005,905	4,430,875	45,271	220,358

NET ASSETS:
Beginning of Period	1,258,391	1,409,542	33,004,963	28,574,088	1,919,441	1,699,083

End of Period	$1,359,334	$1,258,391	$35,010,868	$33,004,963	$1,964,713	$1,919,441

CHANGES IN UNITS OUTSTANDING:

Units Issued	13,474	22,679	213,109	250,198	2,769	13,106
Units Redeemed	(18,769)	(52,680)	(288,283)	(218,804)	(12,969)	(28,620)

Net Increase (Decrease)	(5,295)	(30,001)	(75,173)	31,394	(10,200)	(15,514)

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	DWS SMALL MID CAP VALUE VIP		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FEDERATED HERMES MANAGED VOLATILITY FUND II
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$17,023	$24,046	$434,075	$579,366	$21,393	$38,467
Net Realized Gain (Loss) on Investments	(11,976)	(112,701)	(33,120)	73,919	23,005	13,105
Change in Net Unrealized Appreciation (Depreciation) on Investments	808,399	(5,567)	(1,390,972)	705,356	308,190	(54,862)

Increase (Decrease) in Net Assets Resulting from Operations	813,446	(94,221)	(990,017)	1,358,642	352,587	(3,291)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	16,766	970	215,921	817,914	-	-
Transfers for Contract Benefits and Terminations	(260,534)	(191,808)	(348,455)	(2,799,129)	(417)	(42,294)
Net Transfers	(154,965)	(251,135)	(4,134,087)	6,520,801	(165,011)	(78,217)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	(232)	(263)	52,398	(9,756)	1,906	(15,147)

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(398,965)	(442,236)	(4,214,224)	4,529,831	(163,522)	(135,658)

Total Increase (Decrease) in Net Assets	414,481	(536,457)	(5,204,241)	5,888,473	189,065	(138,949)

NET ASSETS:
Beginning of Period	2,942,891	3,479,348	36,983,382	31,094,909	2,085,739	2,224,688

End of Period	$3,357,372	$2,942,891	$31,779,141	$36,983,382	$2,274,804	$2,085,739

CHANGES IN UNITS OUTSTANDING:

Units Issued	8,094	18,522	175,499	825,752	-	-
Units Redeemed	(26,471)	(42,948)	(423,814)	(534,410)	(5,612)	(4,637)

Net Increase (Decrease)	(18,377)	(24,426)	(248,315)	(291,342)	(5,612)	(4,637)

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	FRANKLIN SMALL CAP VALUE VIP FUND		GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO		GREAT-WEST AGGRESSIVE PROFILE FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$14,412	$38,249	$715	$724	$3,254	$731
Net Realized Gain (Loss) on Investments	694,602	(624,449)	38	(416)	4,802	(29,657)
Change in Net Unrealized Appreciation (Depreciation) on Investments	157,875	752,417	2,478	5,357	2,464	11,797

Increase (Decrease) in Net Assets Resulting from Operations	866,889	166,217	3,231	5,665	10,520	(17,129)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	130	21,912	-	-	1,200	101,458
Transfers for Contract Benefits and Terminations	(1,587)	(222,268)	-	-	-	-
Net Transfers	(1,520,090)	656,044	-	(75,503)	149	(77,314)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	(3,730)	361	-	-	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(1,525,278)	456,050	-	(75,503)	1,349	24,143

Total Increase (Decrease) in Net Assets	(658,389)	622,267	3,231	(69,838)	11,869	7,014

NET ASSETS:
Beginning of Period	4,528,563	3,906,296	76,671	146,509	55,451	48,437

End of Period	$3,870,175	$4,528,563	$79,903	$76,671	$67,320	$55,451

CHANGES IN UNITS OUTSTANDING:

Units Issued	87,400	174,699	-	-	97	16,751
Units Redeemed	(169,957)	(138,086)	-	(6,988)	-	(16,630)

Net Increase (Decrease)	(82,556)	36,613	-	(6,988)	97	121

                        (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$17,196	$4,626	$22,512	$126,529	$97,713	$68,969
Net Realized Gain (Loss) on Investments	180,376	(11,508)	74,456	640,510	228,772	2,089
Change in Net Unrealized Appreciation (Depreciation) on Investments	26,444	5,952	(516,396)	(137,029)	(35,255)	291,788

Increase (Decrease) in Net Assets Resulting from Operations	224,015	(929)	(419,428)	630,010	291,231	362,846

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	2,581	337,154	3,040,625	278,350	1,128,843
Transfers for Contract Benefits and Terminations	-	(1,104)	(11,738)	(209,175)	(575)	(95,085)
Net Transfers	(107,684)	(138,453)	3,022,948	1,936,487	(312,773)	977,646
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	(5,475)	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(107,684)	(136,976)	3,348,364	4,767,937	(40,472)	2,011,404

Total Increase (Decrease) in Net Assets	116,331	(137,904)	2,928,935	5,397,947	250,759	2,374,250

NET ASSETS:
Beginning of Period	141,974	279,878	12,694,592	7,296,645	5,212,429	2,838,179

End of Period	$258,305	$141,974	$15,623,527	$12,694,592	$5,463,187	$5,212,429

CHANGES IN UNITS OUTSTANDING:

Units Issued	82,337	578	445,982	1,125,461	89,679	205,265
Units Redeemed	(77,448)	(13,088)	(154,572)	(702,524)	(92,632)	(18,434)

Net Increase (Decrease)	4,889	(12,510)	291,410	422,937	(2,954)	186,163

                        (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INTERNATIONAL VALUE FUND		GREAT-WEST LIFETIME 2015 FUND
	2021	2020	2021	2020	2021	2020
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$65,493	$46,898	$3,985	$130	$2,867	$280
Net Realized Gain (Loss) on Investments	312,075	(6,953)	6,971	66	10,950	1,012
Change in Net Unrealized Appreciation (Depreciation) on Investments	32,783	367,539	(7,460)	194	(2,668)	700

Increase (Decrease) in Net Assets Resulting from Operations	410,352	407,484	3,496	391	11,148	1,992

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	11,409	1,103,857	-	-	-	-
Transfers for Contract Benefits and Terminations	(17,506)	(37,700)	-	-	-	(16,506)
Net Transfers	139,490	754,646	272,623	14,442	171,027	16
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	133,392	1,820,803	272,623	14,442	171,027	(16,490)

Total Increase (Decrease) in Net Assets	543,744	2,228,287	276,119	14,833	182,176	(14,498)

NET ASSETS:
Beginning of Period	3,751,036	1,522,749	14,833	-	16,315	30,813

End of Period	$4,294,780	$3,751,036	$290,951	$14,833	$198,491	$16,315

CHANGES IN UNITS OUTSTANDING:

Units Issued	80,720	229,968	20,259	1,139	13,989	-
Units Redeemed	(67,659)	(43,805)	(1,139)	-	-	(1,460)

Net Increase (Decrease)	13,061	186,163	19,120	1,139	13,989	(1,460)

(1) For the period December 14, 2020 to December 31, 2020.

                        (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$6,825	$99,806	$11,587	$12,441	$12,640	$3,903
Net Realized Gain (Loss) on Investments	450,539	165,277	69,855	18,295	73,380	9,664
Change in Net Unrealized Appreciation (Depreciation) on Investments	(218,841)	391,355	(12,589)	61,103	(31,488)	14,711

Increase (Decrease) in Net Assets Resulting from Operations	238,523	656,439	68,853	91,839	54,532	28,277

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	63,111	6,033	16,731
Transfers for Contract Benefits and Terminations	-	(371,279)	(530)	(20,000)	-	-
Net Transfers	(6,435,234)	242	(296,800)	203,504	321,166	91,479
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(6,435,234)	(371,037)	(297,330)	246,615	327,199	108,209

Total Increase (Decrease) in Net Assets	(6,196,711)	285,402	(228,477)	338,455	381,731	136,486

NET ASSETS:
Beginning of Period	6,845,465	6,560,063	981,632	643,177	287,549	151,063

End of Period	$648,754	$6,845,465	$753,155	$981,632	$669,281	$287,549

CHANGES IN UNITS OUTSTANDING:

Units Issued	-	902	9,960	24,495	53,396	9,521
Units Redeemed	(510,978)	(35,331)	(33,674)	(3,196)	(28,152)	-

Net Increase (Decrease)	(510,978)	(34,429)	(23,714)	21,299	25,244	9,521

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND		GREAT-WEST LIFETIME 2045 FUND
	2021	2020	2021	2020	2021	2020
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$16,612	$11,224	$540	$294	$1,808	$1,124
Net Realized Gain (Loss) on Investments	69,830	30,969	1,785	938	7,266	3,384
Change in Net Unrealized Appreciation (Depreciation) on Investments	29,684	46,238	895	1,323	4,252	20,417

Increase (Decrease) in Net Assets Resulting from Operations	116,125	88,431	3,220	2,555	13,326	24,925

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	61,052	-	-	-	62,367
Transfers for Contract Benefits and Terminations	-	-	-	-	-	-
Net Transfers	-	681,848	-	-	-	(3)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	-	742,900	-	-	-	62,364

Total Increase (Decrease) in Net Assets	116,125	831,330	3,220	2,555	13,326	87,289

NET ASSETS:
Beginning of Period	912,493	81,163	22,419	19,864	87,289	-

End of Period	$1,028,619	$912,493	$25,639	$22,419	$100,614	$87,289

CHANGES IN UNITS OUTSTANDING:

Units Issued	-	65,218	-	-	-	6,884
Units Redeemed	-	-	-	-	-	-

Net Increase (Decrease)	-	65,218	-	-	-	6,884

	(1) For the period of April 22, 2020 to December 31, 2020.					(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST LIFETIME 2060 FUND
	2021	2020	2021	2020	2021
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$1,223	$854	$1,730	$1,047	$2
Net Realized Gain (Loss) on Investments	33,981	2,615	7,358	3,583	17
Change in Net Unrealized Appreciation (Depreciation) on Investments	2,667	3,651	6,315	17,702	-

Increase (Decrease) in Net Assets Resulting from Operations	37,870	7,120	15,403	22,332	19

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	56,694	-
Transfers for Contract Benefits and Terminations	-	-	-	-	-
Net Transfers	(28,545)	(51)	-	(4)	46
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(28,545)	(51)	-	56,691	46

Total Increase (Decrease) in Net Assets	9,326	7,069	15,403	79,023	65

NET ASSETS:
Beginning of Period	59,830	52,761	100,100	21,077	-

End of Period	$69,155	$59,830	$115,504	$100,100	$65

CHANGES IN UNITS OUTSTANDING:

Units Issued	26,878	38	-	6,026	43
Units Redeemed	(26,878)	(38)	-	-	(39)

Net Increase (Decrease)	-	-	-	6,026	4

	(1) For the period of January 07, 2021 to December 31, 2021.				(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS
	GREAT-WEST MID CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$142,331	$47	$284,870	$79,799	$171,386	$53,460
Net Realized Gain (Loss) on Investments	36,855	(17,835)	524,797	75,540	232,324	124,011
Change in Net Unrealized Appreciation (Depreciation) on Investments	(123,210)	250	300,226	778,757	133,493	280,761

Increase (Decrease) in Net Assets Resulting from Operations	55,976	(17,538)	1,109,893	934,096	537,203	458,232

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	40,000	2,947,686	12,000	1,558,764
Transfers for Contract Benefits and Terminations	(229)	(3,102)	-	(651,885)	(2,101)	(38,025)
Net Transfers	746,673	(113,487)	(285,209)	307,980	(14,006)	446,826
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	746,443	(116,590)	(245,209)	2,603,781	(4,107)	1,967,565

Total Increase (Decrease) in Net Assets	802,419	(134,127)	864,684	3,537,877	533,096	2,425,797

NET ASSETS:
Beginning of Period	128,979	263,106	9,793,945	6,256,068	3,977,615	1,551,818

End of Period	$931,398	$128,979	$10,658,628	$9,793,945	$4,510,711	$3,977,615

CHANGES IN UNITS OUTSTANDING:

Units Issued	45,908	3,320	29,190	301,568	14,292	229,632
Units Redeemed	(2,931)	(12,902)	(46,774)	(63,863)	(14,645)	(46,124)

Net Increase (Decrease)	42,976	(9,582)	(17,584)	237,706	(353)	183,508

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND		GREAT-WEST MULTI-SECTOR BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$153,097	$31,611	$118,207	$178,264	$(775)	$2,344
Net Realized Gain (Loss) on Investments	251,354	5,400	141,888	127,913	94,389	(26,891)
Change in Net Unrealized Appreciation (Depreciation) on Investments	61,236	353,095	(250,826)	238,957	85,648	(5,370)

Increase (Decrease) in Net Assets Resulting from Operations	465,687	390,106	9,270	545,134	179,262	(29,917)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	1,640,693	-	814,356	-	20,687
Transfers for Contract Benefits and Terminations	-	(292,306)	(5,123)	(665,825)	-	(2,581)
Net Transfers	888,804	709,219	467,933	(699,415)	974,989	(62,370)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	888,804	2,057,606	462,810	(550,884)	974,989	(44,263)

Total Increase (Decrease) in Net Assets	1,354,491	2,447,712	472,079	(5,749)	1,154,252	(74,181)

NET ASSETS:
Beginning of Period	5,234,658	2,786,946	6,936,834	6,942,583	164,806	238,987

End of Period	$6,589,149	$5,234,658	$7,408,913	$6,936,834	$1,319,058	$164,806

CHANGES IN UNITS OUTSTANDING:

Units Issued	87,117	229,664	81,839	218,891	188,084	11,921
Units Redeemed	(15,824)	(43,247)	(46,189)	(265,714)	(106,747)	(16,776)

Net Increase (Decrease)	71,294	186,417	35,650	(46,823)	81,336	(4,855)

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	GREAT-WEST SECUREFOUNDATION® BALANCED FUND		GREAT-WEST SMALL CAP VALUE FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
	2021	2020	2021	2020	2021	2020
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$2,841,719	$2,978,602	$37,909	$-	$(13,251)	$(7,575)
Net Realized Gain (Loss) on Investments	16,510,606	7,298,037	89,757	132	242,364	65,796
Change in Net Unrealized Appreciation (Depreciation) on Investments	1,265,188	13,138,106	(23,176)	16,534	121,702	343,772

Increase (Decrease) in Net Assets Resulting from Operations	20,617,514	23,414,745	104,490	16,665	350,815	401,993

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	2,454,074	7,731,839	-	-	70,572	67,513
Transfers for Contract Benefits and Terminations	(393)	(13,256,693)	-	-	(14,373)	(13,937)
Net Transfers	(16,082,423)	(3,710,604)	1,106,835	98,913	323,654	71,656
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	8,188	39,595	-	-	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(13,620,554)	(9,195,862)	1,106,835	98,913	379,852	125,231

Total Increase (Decrease) in Net Assets	6,996,960	14,218,883	1,211,325	115,578	730,667	527,225

NET ASSETS:
Beginning of Period	202,755,518	188,536,635	115,578	-	2,109,893	1,582,668

End of Period	$209,752,478	$202,755,518	$1,326,904	$115,578	$2,840,560	$2,109,893

CHANGES IN UNITS OUTSTANDING:

Units Issued	176,670	678,293	143,248	10,177	40,742	18,295
Units Redeemed	(1,013,519)	(1,377,759)	(66,308)	(213)	(19,321)	(9,359)

Net Increase (Decrease)	(836,849)	(699,466)	76,940	9,964	21,421	8,936

(1) For the period October 23, 2020 to December 31, 2020.

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(108,451)	$59,195	$64,833	$81,685	$(6,842)	$20,200
Net Realized Gain (Loss) on Investments	2,047,696	152,448	348,910	(361,356)	107,929	808,443
Change in Net Unrealized Appreciation (Depreciation) on Investments	(509,449)	2,362,758	1,123,736	126,410	745,374	(472,843)

Increase (Decrease) in Net Assets Resulting from Operations	1,429,796	2,574,401	1,537,478	(153,261)	846,460	355,800

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	3,348	9,112	8,449	37,468	-	-
Transfers for Contract Benefits and Terminations	(42,965)	(428,610)	(370)	(317,059)	(407)	(205,247)
Net Transfers	(1,605,635)	(1,330,399)	(848,485)	(61,852)	(217,135)	(224,178)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	15,751	(3,406)	2,031	(142)	9,864	(14,421)

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(1,629,501)	(1,753,302)	(838,376)	(341,584)	(207,678)	(443,847)

Total Increase (Decrease) in Net Assets	(199,705)	821,098	699,103	(494,846)	638,782	(88,047)

NET ASSETS:
Beginning of Period	15,560,986	14,739,888	5,039,262	5,534,108	3,282,543	3,370,590

End of Period	$15,361,281	$15,560,986	$5,738,365	$5,039,262	$3,921,325	$3,282,543

CHANGES IN UNITS OUTSTANDING:

Units Issued	28,005	20,235	111,756	66,488	1	-
Units Redeemed	(108,488)	(129,994)	(134,060)	(93,662)	(4,282)	(11,161)

Net Increase (Decrease)	(80,483)	(109,759)	(22,304)	(27,174)	(4,281)	(11,161)

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. GLOBAL FUND		INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(278,020)	$49,715	$72,600	$131,214	$175,314	$186,879
Net Realized Gain (Loss) on Investments	3,150,120	1,643,363	185,040	(803,199)	14,385	(392,464)
Change in Net Unrealized Appreciation (Depreciation) on Investments	2,295,459	5,888,476	1,999,595	456,933	(41,366)	206,745

Increase (Decrease) in Net Assets Resulting from Operations	5,167,559	7,581,554	2,257,235	(215,052)	148,333	1,159

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	106,843	329,725	19,326	21,046	90	538,458
Transfers for Contract Benefits and Terminations	(471,276)	(1,685,659)	(122,055)	(732,848)	(1,259)	(358,794)
Net Transfers	(2,542,908)	(1,400,009)	(1,320,011)	(788,885)	211,819	(5,765,092)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	27,540	17,239	29,250	(7,964)	6,048	(10,264)

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(2,879,800)	(2,738,704)	(1,393,490)	(1,508,651)	216,698	(5,595,692)

Total Increase (Decrease) in Net Assets	2,287,758	4,842,850	863,745	(1,723,702)	365,031	(5,594,533)

NET ASSETS:
Beginning of Period	36,420,480	31,577,630	8,757,847	10,481,549	4,077,830	9,672,363

End of Period	$38,708,238	$36,420,480	$9,621,592	$8,757,847	$4,442,862	$4,077,830

CHANGES IN UNITS OUTSTANDING:

Units Issued	38,172	96,158	14,653	38,648	22,186	112,818
Units Redeemed	(98,285)	(177,047)	(61,289)	(131,359)	(16,385)	(566,585)

Net Increase (Decrease)	(60,112)	(80,889)	(46,637)	(92,711)	5,801	(453,767)

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MAIN STREET SMALL CAP FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$76,680	$232,148	$(10,641)	$3,443	$(5,192)	$1,111
Net Realized Gain (Loss) on Investments	1,278,338	430,436	794,432	(109,968)	(6,698)	206,881
Change in Net Unrealized Appreciation (Depreciation) on Investments	(617,756)	906,797	(142,686)	582,583	388,367	(105,601)

Increase (Decrease) in Net Assets Resulting from Operations	737,262	1,569,381	641,105	476,058	376,476	102,391

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	240	8,462	14,787	53,180	-	-
Transfers for Contract Benefits and Terminations	(72,178)	(392,085)	(417)	(33,617)	(109)	(76,584)
Net Transfers	(620,295)	(1,748,366)	(576,698)	(93,091)	(32,308)	(370,499)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	10,382	21,790	(37)	(91)	(387)	(20)

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(681,851)	(2,110,199)	(562,364)	(73,620)	(32,805)	(447,103)

Total Increase (Decrease) in Net Assets	55,411	(540,818)	78,740	402,438	343,671	(344,712)

NET ASSETS:
Beginning of Period	14,640,219	15,181,037	2,363,608	1,961,170	1,695,516	2,040,228

End of Period	$14,695,630	$14,640,219	$2,442,348	$2,363,608	$2,039,187	$1,695,516

CHANGES IN UNITS OUTSTANDING:

Units Issued	47,201	59,753	108,737	66,441	773	1
Units Redeemed	(81,195)	(204,787)	(128,287)	(64,974)	(1,798)	(18,662)

Net Increase (Decrease)	(33,994)	(145,034)	(19,551)	1,467	(1,025)	(18,661)

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		IVY VIP INTERNATIONAL CORE EQUITY
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(18,022)	$(3,797)	$(40,925)	$(28,007)	$10,549	$40,461
Net Realized Gain (Loss) on Investments	506,090	66,719	771,534	1,322,345	28,115	(366,625)
Change in Net Unrealized Appreciation (Depreciation) on Investments	75,084	481,947	(56,691)	667,726	218,033	231,804

Increase (Decrease) in Net Assets Resulting from Operations	563,152	544,868	673,918	1,962,064	256,698	(94,361)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	240
Transfers for Contract Benefits and Terminations	-	(157,605)	-	(218,864)	-	(352,617)
Net Transfers	(323,576)	(264,592)	(483,185)	(738,238)	(324,659)	(429,472)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	(1,102)	(1,073)	2,884	(1,355)	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(324,677)	(423,270)	(480,300)	(958,457)	(324,659)	(781,850)

Total Increase (Decrease) in Net Assets	238,475	121,598	193,618	1,003,606	(67,962)	(876,210)

NET ASSETS:
Beginning of Period	2,892,053	2,770,455	5,358,105	4,354,499	1,983,715	2,859,925

End of Period	$3,130,528	$2,892,053	$5,551,723	$5,358,105	$1,915,753	$1,983,715

CHANGES IN UNITS OUTSTANDING:

Units Issued	21,602	33,779	18,400	154,713	-	4,292
Units Redeemed	(30,405)	(61,140)	(35,867)	(206,886)	(26,033)	(97,873)

Net Increase (Decrease)	(8,803)	(27,361)	(17,467)	(52,173)	(26,033)	(93,581)

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$48,381	$325,350	$(66,343)	$2,094,965	$256,857	$514,191
Net Realized Gain (Loss) on Investments	654,993	707,931	6,271,462	4,556,705	785,099	104,438
Change in Net Unrealized Appreciation (Depreciation) on Investments	2,101,244	1,100,491	16,467,924	10,626,860	(1,370,908)	1,369,698

Increase (Decrease) in Net Assets Resulting from Operations	2,804,618	2,133,772	22,673,043	17,278,530	(328,952)	1,988,327

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	32,986	600,722	522,012	11,046,599	159,821	482,501
Transfers for Contract Benefits and Terminations	(470,353)	(1,380,077)	(1,026,068)	(5,459,139)	(179,053)	(1,178,368)
Net Transfers	(895,094)	(554,819)	(12,152,108)	(6,578,005)	(4,889,331)	1,970,105
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	1,430	5,854	46,402	46,360	5,747	21,352

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(1,331,032)	(1,328,320)	(12,609,762)	(944,185)	(4,902,816)	1,295,589

Total Increase (Decrease) in Net Assets	1,473,586	805,452	10,063,281	16,334,345	(5,231,768)	3,283,916

NET ASSETS:
Beginning of Period	18,023,392	17,217,940	147,185,495	130,851,150	23,682,124	20,398,208

End of Period	$19,496,978	$18,023,392	$157,248,776	$147,185,495	$18,450,356	$23,682,124

CHANGES IN UNITS OUTSTANDING:

Units Issued	18,162	57,192	187,821	926,670	96,474	429,915
Units Redeemed	(86,673)	(116,238)	(771,805)	(834,133)	(415,506)	(287,643)

Net Increase (Decrease)	(68,512)	(59,046)	(583,984)	92,537	(319,032)	142,272

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO SERVICE SHARES
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$364,753	$793,181	$(38,070)	$33,514	$(116,153)	$(3,379)
Net Realized Gain (Loss) on Investments	1,274,502	365,465	1,233,857	965,640	4,280,331	107,889
Change in Net Unrealized Appreciation (Depreciation) on Investments	(2,434,236)	2,779,759	1,318,456	1,318,870	(1,325,925)	293,685

Increase (Decrease) in Net Assets Resulting from Operations	(794,981)	3,938,405	2,514,243	2,318,024	2,838,253	398,195

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	64,035	67,255	26,546	250,297	227,531	65,430
Transfers for Contract Benefits and Terminations	(661,535)	(2,345,785)	(36,798)	(407,734)	(17,441)	(28,555)
Net Transfers	(1,299,918)	957,711	(575,314)	(383,674)	280,360	892,858
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	19,595	24,089	20,436	6,462	(1,714)	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(1,877,824)	(1,296,730)	(565,130)	(534,649)	488,736	929,733

Total Increase (Decrease) in Net Assets	(2,672,805)	2,641,675	1,949,113	1,783,374	3,326,989	1,327,928

NET ASSETS:
Beginning of Period	43,045,397	40,403,722	14,814,882	13,031,508	1,633,670	305,742

End of Period	$40,372,592	$43,045,397	$16,763,995	$14,814,882	$4,960,659	$1,633,670

CHANGES IN UNITS OUTSTANDING:

Units Issued	242,364	571,679	24,241	37,660	190,634	34,123
Units Redeemed	(339,832)	(635,934)	(36,588)	(58,869)	(182,299)	(4,852)

Net Increase (Decrease)	(97,468)	(64,255)	(12,348)	(21,209)	8,335	29,271

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INNOVATION INSTITUTIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(9,634)	$(54,067)	$10,073	$21,003	$2,577	$8,434
Net Realized Gain (Loss) on Investments	286,016	3,090,391	67,439	(106,914)	211,848	(318)
Change in Net Unrealized Appreciation (Depreciation) on Investments	4,065	1,951,344	339,936	531,264	(21,552)	170,811

Increase (Decrease) in Net Assets Resulting from Operations	280,447	4,987,668	417,448	445,353	192,873	178,927

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	12,128	1,622,408	-	-	32,896	2,975
Transfers for Contract Benefits and Terminations	(11,643)	(247,502)	(261,496)	(105,491)	(49,959)	(29,768)
Net Transfers	43,092	2,035,244	(101,942)	(139,831)	(83,419)	426,488
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	8,114	4,029	7,312	6,085

Increase (Decrease) in Net Assets Resulting From Contract Transactions	43,577	3,410,149	(355,324)	(241,293)	(93,170)	405,780

Total Increase (Decrease) in Net Assets	324,024	8,397,817	62,125	204,059	99,703	584,707

NET ASSETS:
Beginning of Period	17,656,737	9,258,920	3,431,643	3,227,584	1,719,532	1,134,825

End of Period	$17,980,761	$17,656,737	$3,493,768	$3,431,643	$1,819,235	$1,719,532

CHANGES IN UNITS OUTSTANDING:

Units Issued	5,181	519,835	-	-	54,505	59,783
Units Redeemed	(4,319)	(422,239)	(10,364)	(9,047)	(63,113)	(26,077)

Net Increase (Decrease)	861	97,595	(10,364)	(9,047)	(8,608)	33,706

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT RESEARCH PORTFOLIO		JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
	2021	2020	2021	2020	2021	2020
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(80,386)	$(6,504)	$7,894	$(44)	$(3,419)	$12,969
Net Realized Gain (Loss) on Investments	858,780	1,015,389	(8,186)	(219)	385,164	(137,166)
Change in Net Unrealized Appreciation (Depreciation) on Investments	1,115,114	1,479,645	(15,448)	3,253	254,336	445,209

Increase (Decrease) in Net Assets Resulting from Operations	1,893,507	2,488,531	(15,740)	2,991	636,081	321,012

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	268,099	-	22,377
Transfers for Contract Benefits and Terminations	(73,968)	(357,226)	-	-	(2,297)	(41,015)
Net Transfers	(552,332)	(248,941)	268,609	107,246	(84,981)	(358,732)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	41,585	(4,911)	-	-	1,022	(114)

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(584,715)	(611,078)	268,609	375,345	(86,257)	(377,485)

Total Increase (Decrease) in Net Assets	1,308,792	1,877,452	252,869	378,336	549,824	(56,473)

NET ASSETS:
Beginning of Period	10,101,656	8,224,204	378,336	-	3,037,914	3,094,387

End of Period	$11,410,448	$10,101,656	$631,205	$378,336	$3,587,738	$3,037,914

CHANGES IN UNITS OUTSTANDING:

Units Issued	-	-	76,037	37,935	77,421	34,568
Units Redeemed	(8,796)	(11,197)	(50,410)	(1,450)	(79,295)	(39,352)

Net Increase (Decrease)	(8,796)	(11,197)	25,627	36,485	(1,874)	(4,784)

(1) For the period September 2, 2020 to December 31, 2020.

                          (Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LORD ABBETT SERIES SHORT DURATION INCOME PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$148,845	$247,536	$56,462	$42,075	$(224,018)	$(128,092)
Net Realized Gain (Loss) on Investments	231,147	(261,175)	(3,405)	4,461	2,228,241	1,510,462
Change in Net Unrealized Appreciation (Depreciation) on Investments	262,693	(295,172)	(59,352)	(19,242)	2,763,164	5,312,213

Increase (Decrease) in Net Assets Resulting from Operations	642,686	(308,811)	(6,295)	27,294	4,767,386	6,694,584

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	13,224	178,124	-	680,033	2,095	56,117
Transfers for Contract Benefits and Terminations	(43,337)	(495,881)	(2,155)	(11,365)	(374,158)	(1,122,732)
Net Transfers	(1,308,483)	(664,613)	1,639,202	873,223	(2,276,810)	(1,743,665)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	(4,385)	910	-	-	54,060	22,326

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(1,342,981)	(981,460)	1,637,048	1,541,892	(2,594,814)	(2,787,954)

Total Increase (Decrease) in Net Assets	(700,295)	(1,290,271)	1,630,753	1,569,186	2,172,573	3,906,630

NET ASSETS:
Beginning of Period	13,337,256	14,627,527	1,569,186	-	28,486,820	24,580,190

End of Period	$12,636,961	$13,337,256	$3,199,939	$1,569,186	$30,659,393	$28,486,820

CHANGES IN UNITS OUTSTANDING:

Units Issued	107,051	165,818	242,257	175,469	12,678	82,493
Units Redeemed	(182,287)	(228,797)	(88,010)	(26,761)	(52,238)	(165,813)

Net Increase (Decrease)	(75,236)	(62,979)	154,247	148,708	(39,560)	(83,320)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	MFS VIT II CORE EQUITY PORTFOLIO		MFS VIT II INTERNATIONAL GROWTH PORTFOLIO		MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO
	2021	2020	2021	2020	2021	2020
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(320)	$-	$(2,098)	$7,402	$(258,956)	$109,413
Net Realized Gain (Loss) on Investments	21,676	(48)	97,142	10,823	2,723,104	2,324,189
Change in Net Unrealized Appreciation (Depreciation) on Investments	(3,213)	6,335	(25,083)	109,982	1,679,013	4,900,499

Increase (Decrease) in Net Assets Resulting from Operations	18,143	6,287	69,962	128,206	4,143,162	7,334,102

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	46,186	-	377,852	226,775	952,463
Transfers for Contract Benefits and Terminations	-	-	-	(1,619)	(208,758)	(1,320,862)
Net Transfers	(5,633)	-	235,898	259,729	(2,381,552)	(2,451,718)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	13,081	6,367

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(5,633)	46,186	235,898	635,961	(2,350,454)	(2,813,750)

Total Increase (Decrease) in Net Assets	12,510	52,472	305,860	764,167	1,792,708	4,520,352

NET ASSETS:
Beginning of Period	52,472	-	932,419	168,252	44,954,632	40,434,280

End of Period	$64,982	$52,472	$1,238,279	$932,419	$46,747,340	$44,954,632

CHANGES IN UNITS OUTSTANDING:

Units Issued	3,940	4,063	37,853	63,526	101,747	181,790
Units Redeemed	(3,953)	-	(21,339)	(4,626)	(173,548)	(264,849)

Net Increase (Decrease)	(13)	4,063	16,514	58,900	(71,800)	(83,059)

(1) For the period November 2, 2020 to December 31, 2020.

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO		MFS VIT III MID CAP VALUE PORTFOLIO		MFS VIT UTILITIES SERIES
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$595	$431	$2,053	$4,528	$52,276	$105,832
Net Realized Gain (Loss) on Investments	8,063	(2,107)	29,049	19,263	391,291	383,649
Change in Net Unrealized Appreciation (Depreciation) on Investments	28,376	15,696	222,277	(409)	330,794	(273,107)

Increase (Decrease) in Net Assets Resulting from Operations	37,034	14,020	253,379	23,382	774,360	216,375

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	9,173	40,572	42,648	17,473	1,276,370
Transfers for Contract Benefits and Terminations	-	-	-	(3,449)	(194,004)	(215,708)
Net Transfers	54,880	45,279	204,349	28,389	(497,437)	(2,463,877)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	(15,980)	2,986

Increase (Decrease) in Net Assets Resulting From Contract Transactions	54,880	54,451	244,921	67,588	(689,949)	(1,400,230)

Total Increase (Decrease) in Net Assets	91,914	68,471	498,300	90,970	84,412	(1,183,855)

NET ASSETS:
Beginning of Period	109,851	41,380	654,391	563,421	6,653,399	7,837,254

End of Period	$201,765	$109,851	$1,152,691	$654,391	$6,737,811	$6,653,399

CHANGES IN UNITS OUTSTANDING:

Units Issued	6,818	9,671	25,173	6,976	31,826	177,101
Units Redeemed	(2,421)	(3,306)	(7,304)	(1,348)	(66,450)	(261,347)

Net Increase (Decrease)	4,397	6,365	17,869	5,627	(34,624)	(84,246)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$43,122	$75,584	$(2,481)	$1,205	$(2,517)	$154
Net Realized Gain (Loss) on Investments	(65,511)	(12,487)	5,895	(48,180)	17,200	35,816
Change in Net Unrealized Appreciation (Depreciation) on Investments	1,248,483	(941,854)	173,817	23,455	147,770	77,660

Increase (Decrease) in Net Assets Resulting from Operations	1,226,094	(878,757)	177,231	(23,520)	162,453	113,629

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	46,865	163	-	12,517	-	-
Transfers for Contract Benefits and Terminations	(96,240)	(184,541)	(1,434)	(39,374)	-	(1,584)
Net Transfers	(716,199)	(249,930)	(9,520)	(44,499)	-	(52,768)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	26,782	(5,268)	3,219	808	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(738,792)	(439,577)	(7,735)	(70,547)	-	(54,352)

Total Increase (Decrease) in Net Assets	487,302	(1,318,334)	169,496	(94,067)	162,453	59,277

NET ASSETS:
Beginning of Period	3,652,498	4,970,832	565,987	660,054	720,090	660,813

End of Period	$4,139,800	$3,652,498	$735,483	$565,987	$882,542	$720,090

CHANGES IN UNITS OUTSTANDING:

Units Issued	3,761	6,013	1,343	6,622	-	435
Units Redeemed	(18,765)	(15,986)	(2,008)	(11,298)	-	(4,164)

Net Increase (Decrease)	(15,004)	(9,973)	(665)	(4,676)	-	(3,729)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	NVIT MID CAP INDEX FUND		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO		PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$89,033	$81,222	$79,052	$63,593	$29,005	$28,227
Net Realized Gain (Loss) on Investments	969,348	(838,285)	211,921	(201,434)	5,439	5,164
Change in Net Unrealized Appreciation (Depreciation) on Investments	3,598,295	2,273,614	167,579	97,337	(61,057)	20,650

Increase (Decrease) in Net Assets Resulting from Operations	4,656,675	1,516,552	458,552	(40,504)	(26,613)	54,041

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	10,360	616,352	16,626	23,247	-	71,934
Transfers for Contract Benefits and Terminations	(128,921)	(705,892)	(701)	(177,654)	-	(25,231)
Net Transfers	(1,730,464)	(3,546,381)	727,422	45,934	(26,865)	143,883
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	22,157	36,443	(672)	(28)	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(1,826,868)	(3,599,478)	742,675	(108,502)	(26,865)	190,586

Total Increase (Decrease) in Net Assets	2,829,807	(2,082,926)	1,201,228	(149,005)	(53,478)	244,628

NET ASSETS:
Beginning of Period	20,309,413	22,392,339	1,241,394	1,390,399	813,797	569,169

End of Period	$23,139,219	$20,309,413	$2,442,621	$1,241,394	$760,319	$813,797

CHANGES IN UNITS OUTSTANDING:

Units Issued	51,077	110,429	444,275	76,441	14,701	30,721
Units Redeemed	(98,486)	(218,409)	(343,577)	(102,476)	(17,208)	(13,061)

Net Increase (Decrease)	(47,409)	(107,980)	100,698	(26,035)	(2,507)	17,660

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$1,387,229	$1,375,299	$(146,685)	$535,088	$155,546	$35,599
Net Realized Gain (Loss) on Investments	224,199	(492,253)	33,379	(346,377)	34,241	34,223
Change in Net Unrealized Appreciation (Depreciation) on Investments	(558,157)	616,895	(1,152,772)	1,571,303	(16,370)	283,160

Increase (Decrease) in Net Assets Resulting from Operations	1,053,270	1,499,940	(1,266,078)	1,760,015	173,417	352,982

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	517,297	1,240,085	89,596	1,897,139	14,950	112,058
Transfers for Contract Benefits and Terminations	(666,441)	(2,113,653)	(448,102)	(5,804,993)	(217)	(141,965)
Net Transfers	2,773,274	1,328,988	(758,706)	(646,180)	89,992	130,432
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	17,615	(145,624)	15,238	(32,276)	(13)	3,123

Increase (Decrease) in Net Assets Resulting From Contract Transactions	2,641,745	309,796	(1,101,975)	(4,586,310)	104,711	103,648

Total Increase (Decrease) in Net Assets	3,695,016	1,809,737	(2,368,053)	(2,826,295)	278,128	456,630

NET ASSETS:
Beginning of Period	34,247,342	32,437,605	78,240,163	81,066,458	3,515,757	3,059,127

End of Period	$37,942,357	$34,247,342	$75,872,110	$78,240,163	$3,793,885	$3,515,757

CHANGES IN UNITS OUTSTANDING:

Units Issued	347,007	838,091	651,696	964,220	36,959	54,868
Units Redeemed	(213,413)	(627,863)	(700,854)	(1,302,330)	(28,454)	(45,449)

Net Increase (Decrease)	133,594	210,228	(49,159)	(338,110)	8,505	9,419

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER BOND VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$1,595,206	$2,336,411	$77,714	$34,763	$(22,098)	$9,486
Net Realized Gain (Loss) on Investments	6,385,018	1,628,195	95,806	3,344	670,319	(61,352)
Change in Net Unrealized Appreciation (Depreciation) on Investments	(10,871,107)	6,731,850	(141,027)	66,582	513,766	894,184

Increase (Decrease) in Net Assets Resulting from Operations	(2,890,883)	10,696,455	32,494	104,689	1,161,988	842,319

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	857,152	2,905,045	-	26,376	6,142	10,228
Transfers for Contract Benefits and Terminations	(1,652,668)	(8,592,199)	-	(90,157)	-	(385,287)
Net Transfers	(6,338,565)	7,235,190	410,773	97,130	(1,516,365)	150,665
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	(9,869)	28,160	-	-	8,890	956

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(7,143,950)	1,576,196	410,773	33,349	(1,501,333)	(223,438)

Total Increase (Decrease) in Net Assets	(10,034,834)	12,272,651	443,267	138,037	(339,345)	618,881

NET ASSETS:
Beginning of Period	149,444,498	137,171,847	1,435,370	1,297,333	5,669,606	5,050,725

End of Period	$139,409,664	$149,444,498	$1,878,637	$1,435,370	$5,330,261	$5,669,606

CHANGES IN UNITS OUTSTANDING:

Units Issued	713,466	1,510,685	351,129	14,481	1,480	176,141
Units Redeemed	(1,119,007)	(1,382,519)	(313,375)	(11,715)	(61,511)	(197,663)

Net Increase (Decrease)	(405,541)	128,166	37,754	2,766	(60,031)	(21,522)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$802	$4,859	$(71,977)	$(41,660)	$(15,354)	$(8,700)
Net Realized Gain (Loss) on Investments	24,681	(18,174)	1,732,524	613,135	25,210	74,358
Change in Net Unrealized Appreciation (Depreciation) on Investments	316,316	4,528	(1,028,444)	1,899,587	332,734	330,145

Increase (Decrease) in Net Assets Resulting from Operations	341,798	(8,786)	632,103	2,471,062	342,590	395,804

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	550	185	1,500	143,757	-	-
Transfers for Contract Benefits and Terminations	(54)	(46,669)	(244,436)	(844,568)	-	(55,944)
Net Transfers	(63,380)	(142,376)	(1,083,889)	(69,794)	(33,105)	(72,569)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	(2,376)	326	256	(6,829)	1,212	1,612

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(65,260)	(188,534)	(1,326,568)	(777,433)	(31,893)	(126,902)

Total Increase (Decrease) in Net Assets	276,538	(197,320)	(694,466)	1,693,629	310,697	268,901

NET ASSETS:
Beginning of Period	1,250,407	1,447,727	9,000,278	7,306,649	1,827,714	1,558,813

End of Period	$1,526,945	$1,250,407	$8,305,812	$9,000,278	$2,138,412	$1,827,714

CHANGES IN UNITS OUTSTANDING:

Units Issued	10,054	745	17,237	42,520	-	598
Units Redeemed	(13,131)	(11,492)	(44,796)	(57,377)	(804)	(4,493)

Net Increase (Decrease)	(3,077)	(10,747)	(27,560)	(14,857)	(804)	(3,895)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(3,461)	$(2,249)	$65,037	$165,960	$1,687	$12,861
Net Realized Gain (Loss) on Investments	(23,518)	(97,819)	1,181,988	565,224	27,481	8,982
Change in Net Unrealized Appreciation (Depreciation) on Investments	135,691	123,867	2,254,011	(550,743)	86,304	70,520

Increase (Decrease) in Net Assets Resulting from Operations	108,712	23,800	3,501,036	180,442	115,472	92,363

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	57,916	154,591	-	-
Transfers for Contract Benefits and Terminations	-	(7,413)	(110,887)	(657,574)	-	(41,751)
Net Transfers	(81,880)	(104,685)	(621,645)	(2,043,497)	(31,925)	673
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	15,600	5,608	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(81,880)	(112,098)	(659,016)	(2,540,872)	(31,925)	(41,078)

Total Increase (Decrease) in Net Assets	26,833	(88,298)	2,842,020	(2,360,430)	83,547	51,285

NET ASSETS:
Beginning of Period	484,628	572,926	14,452,085	16,812,515	889,542	838,257

End of Period	$511,460	$484,628	$17,294,105	$14,452,085	$973,089	$889,542

CHANGES IN UNITS OUTSTANDING:

Units Issued	-	-	100,349	94,568	474	433
Units Redeemed	(7,030)	(14,755)	(101,855)	(265,658)	(2,627)	(3,655)

Net Increase (Decrease)	(7,030)	(14,755)	(1,506)	(171,090)	(2,153)	(3,222)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$14,904	$(4,130)	$62,768	$287,613	$11,650	$17,159
Net Realized Gain (Loss) on Investments	440,787	138,072	265,326	280,116	102,889	7,422
Change in Net Unrealized Appreciation (Depreciation) on Investments	359,847	445,968	(671,118)	(236,345)	19,992	138,211

Increase (Decrease) in Net Assets Resulting from Operations	815,539	579,910	(343,024)	331,385	134,530	162,792

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	3,960	23,496	-	713,496	(24,040)	73,743
Transfers for Contract Benefits and Terminations	(309)	(338,307)	(113,487)	(224,757)	(97,504)	(39,813)
Net Transfers	(227,621)	(394,274)	133,471	(3,578,299)	(68,011)	(23,623)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	4,858	5,085	-	-	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(219,113)	(704,000)	19,984	(3,089,560)	(189,555)	10,307

Total Increase (Decrease) in Net Assets	596,426	(124,090)	(323,040)	(2,758,175)	(55,025)	173,098

NET ASSETS:
Beginning of Period	4,566,380	4,690,470	6,655,530	9,413,705	1,536,608	1,363,510

End of Period	$5,162,806	$4,566,380	$6,332,489	$6,655,530	$1,481,583	$1,536,608

CHANGES IN UNITS OUTSTANDING:

Units Issued	7,657	59,172	58,208	135,327	3,692	11,224
Units Redeemed	(14,848)	(87,742)	(57,181)	(403,865)	(15,759)	(10,193)

Net Increase (Decrease)	(7,191)	(28,570)	1,026	(268,538)	(12,067)	1,031

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI-CAP CORE FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$18,772	$17,949	$(32,788)	$526,000	$3,011	$7,754
Net Realized Gain (Loss) on Investments	63,771	174	(36,124)	(285,983)	295,992	53,011
Change in Net Unrealized Appreciation (Depreciation) on Investments	90,356	70,524	(120,591)	(581,803)	69,307	116,473

Increase (Decrease) in Net Assets Resulting from Operations	172,899	88,647	(189,504)	(341,787)	368,310	177,238

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	25,168	8,556	26,113	-	-
Transfers for Contract Benefits and Terminations	(360)	(30,856)	(183,467)	(461,144)	(122,108)	(72,861)
Net Transfers	(156,080)	211,721	(338,614)	(1,072,264)	110,704	60,890
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	1,115	92	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(156,440)	206,032	(512,409)	(1,507,203)	(11,404)	(11,971)

Total Increase (Decrease) in Net Assets	16,459	294,679	(701,913)	(1,848,990)	356,906	165,267

NET ASSETS:
Beginning of Period	1,202,188	907,509	4,611,256	6,460,246	1,193,115	1,027,848

End of Period	$1,218,647	$1,202,188	$3,909,343	$4,611,256	$1,550,021	$1,193,115

CHANGES IN UNITS OUTSTANDING:

Units Issued	12,161	33,139	39,884	434,169	53,242	19,505
Units Redeemed	(24,304)	(10,250)	(83,407)	(582,718)	(53,474)	(19,796)

Net Increase (Decrease)	(12,143)	22,889	(43,523)	(148,529)	(232)	(291)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	PUTNAM VT SMALL CAP VALUE FUND		ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$1,032	$202	$14,953	$7,196	$(1,035,544)	$(471,563)
Net Realized Gain (Loss) on Investments	49,522	(4,346)	5,357	(190,840)	(5,020)	(290,048)
Change in Net Unrealized Appreciation (Depreciation) on Investments	110	11,639	744,031	(128,732)	5,020	(3,616)

Increase (Decrease) in Net Assets Resulting from Operations	50,664	7,496	764,341	(312,376)	(1,035,544)	(765,227)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	2,695,282	35,313,681
Transfers for Contract Benefits and Terminations	-	(236)	(12,040)	(162,527)	(16,668,027)	(39,174,284)
Net Transfers	(22,277)	95,923	(151,405)	(44,083)	(10,579,124)	38,380,446
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	878	249	(348,316)	132,382

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(22,277)	95,687	(162,566)	(206,361)	(24,900,186)	34,652,225

Total Increase (Decrease) in Net Assets	28,387	103,183	601,775	(518,737)	(25,935,730)	33,886,998

NET ASSETS:
Beginning of Period	134,822	31,639	2,854,558	3,373,295	168,644,857	134,757,859

End of Period	$163,209	$134,822	$3,456,333	$2,854,558	$142,709,127	$168,644,857

CHANGES IN UNITS OUTSTANDING:

Units Issued	34,009	8,408	7,943	3,519	6,354,341	17,461,004
Units Redeemed	(35,373)	(555)	(13,909)	(14,282)	(8,773,941)	(14,110,999)

Net Increase (Decrease)	(1,364)	7,854	(5,965)	(10,764)	(2,419,600)	(3,350,005)

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	SCHWAB S&P 500 INDEX PORTFOLIO		SCHWAB VIT BALANCED PORTFOLIO		SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$3,144,465	$2,632,463	$36,347	$82,629	$48,457	$113,404
Net Realized Gain (Loss) on Investments	30,973,510	27,063,048	233,136	58,673	222,116	250,296
Change in Net Unrealized Appreciation (Depreciation) on Investments	103,238,740	45,179,922	83,676	256,649	406,834	213,680

Increase (Decrease) in Net Assets Resulting from Operations	137,356,715	74,875,433	353,159	397,951	677,407	577,380

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	2,483,036	33,358,968	142,739	123,429	-	227,918
Transfers for Contract Benefits and Terminations	(3,428,273)	(17,008,815)	(5,208)	(123,021)	(212,744)	(801,385)
Net Transfers	(34,294,125)	(17,184,271)	(2,149,421)	(898,939)	(1,168,156)	(331,359)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	1,866,382	(458,342)	-	-	-	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(33,372,981)	(1,292,460)	(2,011,890)	(898,531)	(1,380,900)	(904,825)

Total Increase (Decrease) in Net Assets	103,983,734	73,582,973	(1,658,731)	(500,579)	(703,492)	(327,446)

NET ASSETS:
Beginning of Period	511,873,326	438,290,353	6,372,839	6,873,418	6,995,636	7,323,082

End of Period	$615,857,060	$511,873,326	$4,714,108	$6,372,839	$6,292,144	$6,995,636

CHANGES IN UNITS OUTSTANDING:

Units Issued	1,112,043	3,313,009	11,842	63,603	906	122,856
Units Redeemed	(2,131,728)	(2,836,797)	(165,373)	(142,759)	(95,179)	(196,105)

Net Increase (Decrease)	(1,019,685)	476,212	(153,532)	79,156	(94,273)	(73,249)

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	SCHWAB VIT GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$14,042	$68,694	$(10,568)	$(5,238)	$(32,758)	$(14,898)
Net Realized Gain (Loss) on Investments	501,572	47,623	141,651	90,900	715,734	406,894
Change in Net Unrealized Appreciation (Depreciation) on Investments	(140,425)	378,083	62,898	291,652	(187,298)	521,533

Increase (Decrease) in Net Assets Resulting from Operations	375,189	494,401	193,981	377,313	495,678	913,529

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	6,000	-	15,067	186,362	2,100	210,317
Transfers for Contract Benefits and Terminations	(11,238)	(30,538)	-	(9,900)	(4,327)	(26,092)
Net Transfers	(2,614,373)	729,168	(66,443)	(113,582)	377,997	584,653
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-	-	-	-	(21,298)	7,935

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(2,619,612)	698,630	(51,376)	62,880	354,472	776,813

Total Increase (Decrease) in Net Assets	(2,244,423)	1,193,031	142,605	440,194	850,150	1,690,343

NET ASSETS:
Beginning of Period	4,342,015	3,148,984	1,610,737	1,170,543	4,165,547	2,475,204

End of Period	$2,097,592	$4,342,015	$1,753,341	$1,610,737	$5,015,697	$4,165,547

CHANGES IN UNITS OUTSTANDING:

Units Issued	17,995	85,029	1,988	13,977	74,635	130,655
Units Redeemed	(186,385)	(27,615)	(4,007)	(10,078)	(61,468)	(91,573)

Net Increase (Decrease)	(168,390)	57,414	(2,019)	3,899	13,167	39,082

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$73,699	$161,403	$(56,934)	$694,596	$(80)	$20,671
Net Realized Gain (Loss) on Investments	(21,879)	(429,431)	(179,627)	(162,728)	29,033	(3,715)
Change in Net Unrealized Appreciation (Depreciation) on Investments	149,447	19,991	(270,973)	(1,096,992)	215,830	(90,960)

Increase (Decrease) in Net Assets Resulting from Operations	201,267	(248,037)	(507,534)	(565,124)	244,783	(74,004)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	663	13,961	62,128	228,912	-	-
Transfers for Contract Benefits and Terminations	(23,187)	(218,504)	(99,134)	(371,425)	(27,139)	(16,197)
Net Transfers	56,026	(501,426)	217,280	118,855	(80,445)	(56,195)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	(2,713)	(525)	5,647	1,252	515	(363)

Increase (Decrease) in Net Assets Resulting From Contract Transactions	30,788	(706,494)	185,921	(22,406)	(107,069)	(72,755)

Total Increase (Decrease) in Net Assets	232,055	(954,531)	(321,612)	(587,530)	137,714	(146,760)

NET ASSETS:
Beginning of Period	6,242,350	7,196,881	8,876,666	9,464,196	1,164,168	1,310,928

End of Period	$6,474,405	$6,242,350	$8,555,054	$8,876,666	$1,301,882	$1,164,168

CHANGES IN UNITS OUTSTANDING:

Units Issued	61,138	21,473	114,256	152,435	-	-
Units Redeemed	(60,562)	(88,943)	(95,184)	(155,957)	(8,697)	(10,221)

Net Increase (Decrease)	576	(67,470)	19,071	(3,522)	(8,697)	(10,221)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	TOUCHSTONE VST BOND FUND		TOUCHSTONE VST COMMON STOCK FUND		TOUCHSTONE VST COMMON STOCK FUND CLASS SC
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$125,978	$86,445	$(19,088)	$6,610	$(13,105)	$5,351
Net Realized Gain (Loss) on Investments	130,928	67,999	658,544	(1,133,655)	279,216	185,650
Change in Net Unrealized Appreciation (Depreciation) on Investments	(400,661)	418,815	1,860,138	2,927,275	927,813	666,691

Increase (Decrease) in Net Assets Resulting from Operations	(143,755)	573,259	2,499,593	1,800,230	1,193,923	857,692

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	1,100	350	240	240	240	240
Transfers for Contract Benefits and Terminations	(407,157)	(581,873)	-	(415,811)	-	(193,980)
Net Transfers	428,668	1,265,033	(824,176)	(1,467,155)	124,964	(174,711)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	8,486	1,168	3,932	2,197	2,646	863

Increase (Decrease) in Net Assets Resulting From Contract Transactions	31,097	684,678	(820,004)	(1,880,528)	127,850	(367,589)

Total Increase (Decrease) in Net Assets	(112,658)	1,257,937	1,679,589	(80,298)	1,321,774	490,104

NET ASSETS:
Beginning of Period	7,344,949	6,087,012	9,643,826	9,724,124	4,502,503	4,012,399

End of Period	$7,232,291	$7,344,949	$11,323,415	$9,643,826	$5,824,276	$4,502,503

CHANGES IN UNITS OUTSTANDING:

Units Issued	76,402	118,994	3,140	10,975	7,055	620
Units Redeemed	(77,263)	(77,613)	(20,004)	(70,495)	(5,523)	(11,609)

Net Increase (Decrease)	(861)	(41,381)	(16,864)	(59,521)	1,531	(10,989)

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	TOUCHSTONE VST SMALL COMPANY FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(50,493)	$(20,058)	$(19,289)	$236,588	$153,950	$15,558
Net Realized Gain (Loss) on Investments	719,243	2,269	1,709,833	(54,258)	32,288	(458,599)
Change in Net Unrealized Appreciation (Depreciation) on Investments	882,671	888,377	(876,576)	121,131	(356,265)	1,409,435

Increase (Decrease) in Net Assets Resulting from Operations	1,551,422	870,588	813,967	303,461	(170,028)	966,394

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	4,888	29,417	240	-	-	77,084
Transfers for Contract Benefits and Terminations	(631)	(414,557)	(12,395)	(100,573)	(71,609)	(116,000)
Net Transfers	(1,429,312)	(663,353)	(2,007,727)	32,392	(455,117)	2,549,120
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	10,675	2,059	(8,174)	1,537	257	139

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(1,414,379)	(1,046,435)	(2,028,056)	(66,644)	(526,469)	2,510,343

Total Increase (Decrease) in Net Assets	137,043	(175,847)	(1,214,088)	236,817	(696,497)	3,476,738

NET ASSETS:
Beginning of Period	6,839,332	7,015,179	3,981,873	3,745,056	5,910,554	2,433,816

End of Period	$6,976,374	$6,839,332	$2,767,785	$3,981,873	$5,214,056	$5,910,554

CHANGES IN UNITS OUTSTANDING:

Units Issued	83,884	41,222	497,325	47,244	15,741	1,225,963
Units Redeemed	(128,892)	(79,018)	(784,362)	(52,210)	(55,259)	(744,014)

Net Increase (Decrease)	(45,009)	(37,796)	(287,037)	(4,966)	(39,518)	481,948

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$24,643	$55,880	$35,899	$109,488	$61,535	$139,217
Net Realized Gain (Loss) on Investments	660,061	428,489	428,162	444,620	2,028,504	714,685
Change in Net Unrealized Appreciation (Depreciation) on Investments	483,629	286,718	1,227,810	82,395	702,255	1,545,762

Increase (Decrease) in Net Assets Resulting from Operations	1,168,334	771,086	1,691,871	636,503	2,792,294	2,399,664

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	40,375	555,385	25,587	379,640	75,331	1,217,051
Transfers for Contract Benefits and Terminations	(37,693)	(1,061,701)	(2,178)	(769,732)	(18,833)	(492,727)
Net Transfers	(313,426)	(569,685)	(710,280)	295,494	(5,357,268)	(749,056)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	(218)	3,133	(304)	3,173	(793)	-

Increase (Decrease) in Net Assets Resulting From Contract Transactions	(310,961)	(1,072,867)	(687,174)	(91,425)	(5,301,562)	(24,732)

Total Increase (Decrease) in Net Assets	857,373	(301,781)	1,004,696	545,078	(2,509,267)	2,374,932

NET ASSETS:
Beginning of Period	5,699,172	6,000,953	5,910,512	5,365,434	15,285,356	12,910,424

End of Period	$6,556,544	$5,699,172	$6,915,208	$5,910,512	$12,776,088	$15,285,356

CHANGES IN UNITS OUTSTANDING:

Units Issued	23,184	56,557	50,885	110,784	25,083	116,534
Units Redeemed	(35,233)	(114,287)	(87,408)	(114,721)	(283,536)	(110,307)

Net Increase (Decrease)	(12,049)	(57,730)	(36,523)	(3,937)	(258,454)	(6,227)

						(Continued)
Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	VANGUARD VIF REAL ESTATE INDEX PORTFOLIO		VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$71,897	$102,624	$(8,764)	$11,622
Net Realized Gain (Loss) on Investments	265,469	(69,049)	582,487	248,935
Change in Net Unrealized Appreciation (Depreciation) on Investments	1,649,707	(367,540)	29,448	598,358

Increase (Decrease) in Net Assets Resulting from Operations	1,987,073	(333,965)	603,170	858,916

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	56,712	402,807	-	94,526
Transfers for Contract Benefits and Terminations	(75,931)	(278,180)	(341)	(108,100)
Net Transfers	1,425,631	(1,450,042)	(1,892,671)	(540,042)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	(639)	1,047	(26)	566

Increase (Decrease) in Net Assets Resulting From Contract Transactions	1,405,773	(1,324,368)	(1,893,037)	(553,050)

Total Increase (Decrease) in Net Assets	3,392,847	(1,658,333)	(1,289,867)	305,866

NET ASSETS:
Beginning of Period	4,485,165	6,143,498	4,689,007	4,383,141

End of Period	$7,878,012	$4,485,165	$3,399,140	$4,689,007

CHANGES IN UNITS OUTSTANDING:

Units Issued	124,977	56,773	-	15,640
Units Redeemed	(45,666)	(147,720)	(80,013)	(48,023)

Net Increase (Decrease)	79,311	(90,947)	(80,013)	(32,383)

(Concluded)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2021

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide account funds to pay contract values under the Contracts. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The outbreak of the novel strain of coronavirus, specifically identified as ‘COVID-19’, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Investment Divisions in future periods. Management will continue to monitor developments and their impact on the fair value of the subaccounts in which the Separate Account invests.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of significant account policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2021, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts receivable by the series annuity account from the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, amounts may be payable to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in the payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from Units Sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

Investment Divisions	Purchases	Sales
AB VPS Growth And Income Portfolio	$1,315,828	$1,284,918
AB VPS International Growth Portfolio	2,306	559,211
AB VPS International Value Portfolio	-	111,753
AB VPS Large Cap Growth Portfolio	5,761,895	4,241,304
AB VPS Small/Mid Cap Value Portfolio	3,850,742	3,874,654
Alger Balanced Portfolio	-	40,218
Alger Capital Appreciation Portfolio	1,646,891	3,217,819
Alger Large Cap Growth Portfolio	2,255,169	8,082,422
Alger Mid Cap Growth Portfolio	340,916	1,161,042
Allspring VT Discovery Fund	1,400,422	4,545,750
Allspring VT Omega Growth Fund	1,181,722	1,962,726
Allspring VT Opportunity Fund	309,244	1,331,972
Alps Red Rocks Listed Private Equity Portfolio	55,464	54,425
American Century Investments VP Balanced Fund	3,402,568	5,208,365
American Century Investments VP Income & Growth Fund	1,075,638	2,202,444
American Century Investments VP International Fund	1,605,752	2,366,603
American Century Investments VP Mid Cap Value Fund	1,675,667	2,855,849
American Century Investments VP Value Fund	4,809,539	5,330,131
American Funds IS Bond Fund	724,558	42,030
American Funds IS Global Bond Fund	4,590	7,394
American Funds IS Global Growth Fund	684,228	524,765
American Funds IS Global Small Capitalization Fund	81,745	88,455
American Funds IS Growth-Income Fund	551,504	2,172,771
American Funds IS International Fund	528,148	185,448
American Funds IS New World Fund	409,543	2,311,765

Investment Divisions	Purchases	Sales
AB VPS Growth And Income Portfolio	$1,315,828	$1,284,918
AB VPS International Growth Portfolio	2,306	559,211
AB VPS International Value Portfolio	-	111,753
AB VPS Large Cap Growth Portfolio	5,761,895	4,241,304
AB VPS Small/Mid Cap Value Portfolio	3,850,742	3,874,654
Alger Balanced Portfolio	-	40,218
Alger Capital Appreciation Portfolio	1,646,891	3,217,819
Alger Large Cap Growth Portfolio	2,255,169	8,082,422
Alger Mid Cap Growth Portfolio	340,916	1,161,042
Allspring VT Discovery Fund	1,400,422	4,545,750
Allspring VT Omega Growth Fund	1,181,722	1,962,726
Allspring VT Opportunity Fund	309,244	1,331,972
Alps Red Rocks Listed Private Equity Portfolio	55,464	54,425
American Century Investments VP Balanced Fund	3,402,568	5,208,365
American Century Investments VP Income & Growth Fund	1,075,638	2,202,444
American Century Investments VP International Fund	1,605,752	2,366,603
American Century Investments VP Mid Cap Value Fund	1,675,667	2,855,849
American Century Investments VP Value Fund	4,809,539	5,330,131
American Funds IS Bond Fund	724,558	42,030
American Funds IS Global Bond Fund	4,590	7,394
American Funds IS Global Growth Fund	684,228	524,765
American Funds IS Global Small Capitalization Fund	81,745	88,455
American Funds IS Growth-Income Fund	551,504	2,172,771
American Funds IS International Fund	528,148	185,448
American Funds IS New World Fund	409,543	2,311,765
Blackrock 60/40 Target Allocation ETF VI Fund	267,246	8,936
Blackrock Global Allocation VI Fund	787,547	747,707
BNY Mellon IP Midcap Stock Portfolio	103,155	240,259
BNY Mellon VIF Appreciation Portfolio	52,932	990,239
BNY Mellon VIF Growth And Income Portfolio	269,795	466,410
BNY Mellon VIF Opportunistic Small Cap Portfolio	-	50,958
Clearbridge Variable Large Cap Growth Portfolio	313,957	278,226
Clearbridge Variable Mid Cap Portfolio	221,416	40,001
Clearbridge Variable Small Cap Growth Portfolio	2,397,728	1,862,689
Columbia Variable Portfolio - Emerging Markets Fund	1,650,798	1,420,502
Columbia Variable Portfolio - Large Cap Growth Fund	2,552,223	3,013,522
Columbia Variable Portfolio - Seligman Global Technology Fund	3,407,873	7,900,904
Columbia Variable Portfolio - Small Cap Value Fund	2,108,811	2,315,292
Delaware VIP Emerging Markets Series	1,982,132	1,784,465
Delaware VIP International Series	67,067	239,177
Delaware VIP Small Cap Value Series	995,905	2,610,238
Delaware VIP Smid Cap Core Series	382,889	3,444,557
Delaware VIP Value Series	767,534	485,715
DFA VA US Targeted Value	323,232	708,197
DWS Capital Growth VIP	1,984,961	8,384,330
DWS Core Equity VIP	419,217	1,417,863
DWS Croci® U.S. VIP	79,264	1,205,876
DWS Global Small Cap VIP	193,045	265,095
DWS Small Cap Index VIP	5,383,500	8,074,206
DWS Small Mid Cap Growth VIP	102,235	329,994
DWS Small Mid Cap Value VIP	195,628	594,537

Investment Divisions	Purchases	Sales
Federated Fund For U.S. Government Securities Fund II	$2,789,755	$7,079,383
Federated Hermes Managed Volatility Fund II	-	165,428
Franklin Small Cap Value VIP Fund	1,861,475	3,383,134
Great-West Aggressive Profile Fund	1,349	-
Great-West Ariel Mid Cap Value Fund	1,088,470	1,196,964
Great-West Bond Index Fund	5,091,104	1,748,998
Great-West Conservative Profile Fund	1,061,071	1,096,983
Great-West International Index Fund	964,987	834,342
Great-West International Value Fund	287,671	15,048
Great-West Lifetime 2015 Fund	171,027	-
Great-West Lifetime 2020 Fund	-	6,435,234
Great-West Lifetime 2025 Fund	125,469	422,799
Great-West Lifetime 2030 Fund	694,118	366,919
Great-West Lifetime 2050 Fund	366,554	395,099
Great-West Lifetime 2055 Fund	-	-
Great-West Lifetime 2060 Fund	586	540
Great-West Mid Cap Value Fund	793,138	48,187
Great-West Moderate Profile Fund	362,718	607,927
Great-West Moderately Aggressive Profile Fund	183,370	187,477
Great-West Moderately Conservative Profile Fund	1,082,484	194,900
Great-West Multi- Sector Bond Fund	1,041,570	584,611
Great-West Real Estate Index Fund	2,174,160	1,199,171
Great-West Securefoundation® Balanced Fund	2,815,447	16,464,722
Great-West Small Cap Value Fund	2,082,705	975,672
Great-West T. Rowe Price Mid Cap Growth Fund	750,798	372,725
Invesco V.I. Global Fund	1,293,801	4,202,133
Invesco Oppenheimer V.I. International Growth Fund	921,572	2,568,841
Invesco V.I. Main Street Small Cap Fund	2,128,856	2,692,705
Invesco V.I. Comstock Fund	2,482,229	3,323,091
Invesco V.I. Core Equity Fund	56	217,598
Invesco V.I. Growth & Income Fund	464,065	1,886,805
Invesco V.I. High Yield Fund	497,320	287,154
Invesco V.I. International Growth Fund	984,401	1,677,234
Invesco V.I. Mid Cap Core Equity Fund	23,265	55,682
Invesco V.I. Small Cap Equity Fund	942,513	1,266,334
Invesco V.I. Technology Fund	608,522	1,091,748
Ivy VIP International Core Equity	-	324,736
Janus Henderson VIT Balanced Portfolio	359,009	1,693,705
Janus Henderson VIT Balanced Portfolio Service Shares	4,647,892	17,307,352
Janus Henderson VIT Flexible Bond Portfolio	1,176,703	6,089,602
Janus Henderson VIT Flexible Bond Portfolio Service Shares	3,968,391	5,871,966
Janus Henderson VIT Global Research Portfolio	490,332	1,076,743
Janus Henderson VIT Global Technology And Innovation Portfolio	234,763	194,090
Janus Henderson VIT Global Technology And Innovation Portfolio Service Shares	8,340,070	7,849,748
Janus Henderson VIT Overseas Portfolio	-	363,438
Janus Henderson VIT Overseas Portfolio Service Shares	732,315	834,385
Janus Henderson VIT Research Portfolio	-	626,300
JP Morgan Insurance Trust Core Bond Portfolio	779,944	511,335
JP Morgan Insurance Trust Small Cap Core Portfolio	1,797,297	1,885,132
Lazard Retirement Emerging Markets Equity Portfolio	1,419,489	2,760,112
Lazard Retirement Short Duration Income Portfolio	2,565,589	929,813

Investment Divisions	Purchases	Sales
LVIP Baron Growth Opportunities Fund	$689,518	$3,339,837
MFS VIT II Core Equity Portfolio	55,949	61,582
MFS VIT II International Growth Portfolio	507,911	273,914
MFS VIT II International Intrinsic Value Portfolio	2,454,233	4,824,727
MFS VIT III Blended Research Small Cap Equity Portfolio	85,363	30,483
MFS VIT III Mid Cap Value Portfolio	357,579	112,680
MFS VIT Utilities Series	679,309	1,354,100
Morgan Stanley VIF U.S. Real Estate Portfolio	195,087	960,725
Neuberger Berman Amt Mid Cap Intrinsic Value Portfolio	30,000	40,953
NVIT Mid Cap Index Fund	2,109,490	3,959,804
Pimco VIT Commodity Real Return Strategy Portfolio	3,440,280	2,697,918
Pimco VIT Emerging Markets Bond Portfolio	171,661	199,518
Pimco VIT High Yield Portfolio	7,819,741	5,226,670
Pimco VIT Low Duration Portfolio	8,166,577	9,296,497
Pimco VIT Real Return Portfolio	448,504	343,958
Pimco VIT Total Return Portfolio	11,155,496	18,318,908
Pioneer Bond VCT Portfolio	4,128,494	3,718,242
Pioneer Fund VCT Portfolio	61,672	1,571,896
Pioneer Mid Cap Value VCT Portfolio	242,491	305,428
Pioneer Select Mid Cap Growth VCT Portfolio	609,072	1,935,896
Prudential Series Fund Equity Portfolio	-	33,105
Prudential Series Fund Natural Resources Portfolio	-	81,951
Putnam VT Equity Income Fund	2,404,675	3,087,946
Putnam VT Global Asset Allocation Fund	6,965	38,891
Putnam VT Global Health Care Fund	239,385	463,488
Putnam VT Income Fund	685,693	670,422
Putnam VT International Equity Fund	55,398	245,414
Putnam VT International Value Fund	155,500	314,896
Putnam VT Mortgage Securities Fund	467,707	981,462
Putnam VT Multi-Cap Core Fund	1,298,772	1,310,437
Putnam VT Small Cap Value Fund	572,999	595,309
Royce Capital Fund - Small-Cap Portfolio	230,901	394,631
Schwab Government Money Market Portfolio	68,046,492	92,653,511
Schwab S&P 500 Index Portfolio	35,032,641	70,355,873
Schwab VIT Balanced Portfolio	159,204	2,172,519
Schwab VIT Growth Portfolio	282,924	2,903,353
Schwab VIT Balanced With Growth	13,542	1,395,887
T. Rowe Price Health Sciences Portfolio	56,009	108,962
T. Rowe Price Health Sciences Portfolio Class II	2,013,426	1,637,656
Templeton Foreign VIP Fund	832,681	799,657
Templeton Global Bond VIP Fund	1,052,628	873,033
Third Avenue Value Portfolio Variable Series	-	107,099
Touchstone VST Bond Fund	1,141,417	1,118,976
Touchstone VST Common Stock Fund	167,992	992,210
Touchstone VST Common Stock Fund Class Sc	392,038	266,834
Touchstone VST Small Company Fund	2,384,904	3,810,973
Van Eck VIP Unconstrained Emerging Markets Bond Fund	211,041	738,271
Vaneck VIP Global Resources	4,117,398	6,137,793
Vanguard VIF Capital Growth Portfolio	598,785	912,290
Vanguard VIF Diversified Value Portfolio	945,882	1,637,846
Vanguard VIF Mid-Cap Index Portfolio	508,047	5,819,580
Vanguard VIF Real Estate Index Portfolio	2,200,714	797,919
Vanguard VIF Small Company Growth Portfolio	-	1,895,224

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company may deduct, from each participant account in the Schwab Select Annuity contract, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date. This charge is recorded as Contract Maintenance Charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for Contract Benefits and Terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution in any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from Units Sold on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select Annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the date the contract was issued and the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice Annuity contract equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice Annuity contract equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recognized as Mortality and Expense Risk in the Statement of Operations of the applicable Investment Division.

Optional GLWB Rider Benefit Fee

The Company may deduct a quarterly charge equal to a maximum annual rate of 1.50% from the net assets in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 0.95% for Schwab Advisor Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab Advisor Choice annuity contracts signed on or after May 1, 2017; and 1.00% for Schwab OneSource Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab OneSource Choice annuity contracts signed on or after May 1, 2017. If applicable, this charge is recognized as Contract Maintenance Fees on the Statement of Operations of the applicable Investment Division.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it has investment activity during the period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
AB VPS GROWTH AND INCOME PORTFOLIO
2021	350	$43.05	to	$20.71	$11,514	0.84%	0.49%	to	0.85%	27.07%	to	24.09%
2020	356	$33.88	to	$16.69	$9,133	1.71%	0.49%	to	0.85%	1.86%	to	2.22%
2019	344	$33.26	to	$16.33	$8,978	1.26%	0.49%	to	0.85%	22.87%	to	23.31%
2018	352	$27.07	to	$13.24	$7,517	0.98%	0.49%	to	0.85%	(6.41)%	to	(6.07)%
2017	373	$28.93	to	$14.10	$8,647	1.44%	0.49%	to	0.85%	17.92%	to	18.35%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2021	374	$26.55	to	$16.43	$9,649	0.00%	0.49%	to	0.85%	10.97%	to	4.82%
2020	396	$23.92	to	$15.68	$9,494	1.49%	0.49%	to	0.85%	28.83%	to	29.34%
2019	417	$18.57	to	$12.12	$7,898	0.57%	0.49%	to	0.85%	26.45%	to	26.90%
2018	457	$14.68	to	$9.55	$6,835	0.68%	0.49%	to	0.85%	(18.12)%	to	(17.82)%
2017	531	$17.93	to	$11.62	$9,691	1.15%	0.49%	to	0.85%	33.89%	to	34.37%
AB VPS INTERNATIONAL VALUE PORTFOLIO
2021	184	$10.05	to	$9.74	$1,839	2.00%	0.65%	to	0.85%	13.65%	to	6.96%
2020	196	$8.85	to	$9.11	$1,768	2.01%	0.65%	to	0.85%	1.56%	to	1.78%
2019	249	$8.71	to	$8.95	$2,216	0.92%	0.65%	to	0.85%	16.14%	to	16.37%
2018	273	$7.50	to	$7.69	$2,093	1.46%	0.65%	to	0.85%	(23.45)%	to	(23.29)%
2017	315	$9.79	to	$10.02	$3,154	2.15%	0.65%	to	0.85%	24.37%	to	24.61%
AB VPS LARGE CAP GROWTH PORTFOLIO
2021	519	$80.32	to	$38.40	$23,882	0.00%	0.49%	to	0.85%	27.88%	to	24.88%
2020	487	$62.81	to	$30.75	$17,518	0.00%	0.49%	to	0.85%	34.35%	to	34.80%
2019	318	$46.75	to	$22.81	$9,183	0.00%	0.49%	to	0.85%	35.56%	to	36.05%
2018	358	$34.49	to	$16.76	$7,477	0.00%	0.49%	to	0.85%	3.13%	to	3.51%
2017	270	$33.44	to	$16.20	$5,556	0.00%	0.49%	to	0.85%	33.37%	to	33.85%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
2021	192	$35.54	to	$18.87	$6,043	0.74%	0.49%	to	0.85%	39.07%	to	31.64%
2020	191	$25.55	to	$14.34	$4,494	1.10%	0.49%	to	0.85%	2.50%	to	2.84%
2019	205	$24.93	to	$13.94	$4,591	0.56%	0.49%	to	0.85%	19.08%	to	19.51%
2018	246	$20.94	to	$11.66	$4,733	0.48%	0.49%	to	0.85%	(15.75)%	to	(15.45)%
2017	279	$24.85	to	$13.79	$6,335	0.46%	0.49%	to	0.85%	12.19%	to	12.60%
ALGER BALANCED PORTFOLIO
2021	37	$30.44	to	$29.54	$1,118	0.82%	0.65%	to	0.85%	18.11%	to	17.13%
2020	38	$25.78	to	$25.22	$980	1.38%	0.65%	to	0.85%	9.31%	to	9.50%
2019	39	$23.58	to	$23.03	$909	1.41%	0.65%	to	0.85%	18.49%	to	18.73%
2018	44	$19.90	to	$19.39	$864	4.12%	0.65%	to	0.85%	(4.15)%	to	(3.96)%
2017	44	$20.76	to	$20.19	$914	2.90%	0.65%	to	0.85%	14.47%	to	14.70%
ALGER CAPITAL APPRECIATION PORTFOLIO
2021	176	$28.87	to	$28.18	$5,016	0.00%	0.49%	to	0.85%	20.99%	to	15.73%
2020	239	$23.86	to	$24.35	$5,764	0.00%	0.49%	to	0.85%	40.59%	to	41.08%
2019	141	$16.97	to	$17.26	$2,410	0.00%	0.49%	to	0.85%	32.45%	to	32.93%
2018	147	$12.82	to	$12.99	$1,901	0.11%	0.49%	to	0.85%	(0.95)%	to	(0.59)%
2017	70	$12.94	to	$13.06	$907	0.19%	0.49%	to	0.85%	29.97%	to	30.43%
ALGER LARGE CAP GROWTH PORTFOLIO
2021	706	$97.47	to	$31.72	$47,075	0.00%	0.49%	to	0.85%	10.90%	to	8.28%
2020	792	$87.90	to	$29.29	$47,075	0.20%	0.49%	to	0.85%	65.62%	to	66.24%
2019	799	$53.07	to	$17.62	$29,043	0.00%	0.49%	to	0.85%	26.35%	to	26.81%
2018	949	$42.00	to	$13.90	$27,635	0.00%	0.49%	to	0.85%	1.34%	to	1.71%
2017	929	$41.45	to	$13.66	$25,738	0.00%	0.49%	to	0.85%	27.38%	to	27.84%

                                                     (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
ALGER MID CAP GROWTH PORTFOLIO
2021	117	$60.51	to	$26.55	$6,939	0.00%	0.49%	to	0.85%	4.59%	to	0.90%
2020	131	$57.86	to	$26.32	$7,528	0.00%	0.49%	to	0.85%	63.25%	to	63.87%
2019	132	$35.44	to	$16.06	$4,699	0.00%	0.49%	to	0.85%	29.15%	to	29.62%
2018	156	$27.44	to	$12.39	$4,314	0.00%	0.49%	to	0.85%	(8.23)%	to	(7.90)%
2017	168	$29.91	to	$13.46	$5,045	0.00%	0.49%	to	0.85%	28.70%	to	29.16%
ALLSPRING VT DISCOVERY FUND
2021	252	$84.80	to	$27.37	$12,222	0.00%	0.49%	to	0.85%	(5.85)%	to	(8.06)%
2020	313	$90.07	to	$29.77	$15,996	0.00%	0.49%	to	0.85%	61.27%	to	61.88%
2019	292	$55.85	to	$18.39	$8,913	0.00%	0.49%	to	0.85%	37.85%	to	38.33%
2018	255	$40.52	to	$13.30	$6,204	0.00%	0.49%	to	0.85%	(7.86)%	to	(7.51)%
2017	285	$43.97	to	$14.38	$7,263	0.00%	0.49%	to	0.85%	28.04%	to	28.49%
ALLSPRING VT OMEGA GROWTH FUND
2021	113	$32.12	to	$30.56	$3,595	0.00%	0.65%	to	0.85%	15.76%	to	12.50%
2020	142	$27.75	to	$27.16	$3,932	0.00%	0.65%	to	0.85%	42.00%	to	42.27%
2019	107	$19.54	to	$19.09	$2,106	0.00%	0.65%	to	0.85%	35.89%	to	36.16%
2018	98	$13.89	to	$14.52	$1,388	0.00%	0.65%	to	0.85%	(0.58)%	to	(0.38)%
2017	80	$14.47	to	$14.07	$1,144	0.01%	0.65%	to	0.85%	33.46%	to	33.73%
ALLSPRING VT OPPORTUNITY FUND
2021	131	$63.41	to	$23.93	$6,752	0.04%	0.49%	to	0.85%	23.72%	to	22.10%
2020	158	$51.25	to	$19.60	$6,468	0.47%	0.65%	to	0.85%	19.97%	to	20.22%
2019	176	$42.72	to	$16.45	$6,093	0.28%	0.49%	to	0.85%	30.35%	to	30.82%
2018	207	$32.77	to	$12.48	$5,484	0.19%	0.65%	to	0.85%	(7.94)%	to	(7.75)%
2017	232	$35.59	to	$13.53	$6,625	0.68%	0.65%	to	0.85%	19.42%	to	19.67%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
2021	10	$21.79	to	$21.35	$225	5.82%	0.49%	to	0.85%	25.97%	to	21.37%
2020	11	$17.30	to	$17.59	$189	13.39%	0.49%	to	0.85%	8.64%	to	9.04%
2019	14	$15.92	to	$16.13	$230	0.00%	0.49%	to	0.85%	39.15%	to	39.65%
2018	13	$11.44	to	$11.55	$147	5.26%	0.49%	to	0.85%	(12.96)%	to	(12.65)%
2017	12	$13.15	to	$13.22	$154	4.80%	0.49%	to	0.85%	24.43%	to	24.88%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2021	1,572	$35.23	to	$17.58	$36,539	0.72%	0.49%	to	0.85%	17.22%	to	12.10%
2020	1,635	$30.06	to	$15.69	$33,491	1.26%	0.49%	to	0.85%	11.58%	to	11.96%
2019	1,690	$26.94	to	$14.01	$31,688	1.56%	0.49%	to	0.85%	18.84%	to	19.26%
2018	1,445	$22.67	to	$11.74	$24,050	1.43%	0.49%	to	0.85%	(4.65)%	to	(4.30)%
2017	1,306	$23.78	to	$12.27	$23,527	1.56%	0.49%	to	0.85%	12.95%	to	13.36%
AMERICAN CENTURY VP DISCIPLINED CORE VALUE FUND
2021	347	$44.33	to	$20.72	$11,114	1.08%	0.49%	to	0.85%	22.60%	to	19.73%
2020	378	$36.15	to	$17.30	$9,954	2.20%	0.49%	to	0.85%	10.87%	to	11.27%
2019	357	$32.61	to	$15.55	$7,945	2.08%	0.49%	to	0.85%	22.90%	to	23.34%
2018	358	$26.54	to	$12.61	$6,745	1.94%	0.49%	to	0.85%	(7.66)%	to	(7.32)%
2017	334	$28.74	to	$13.60	$7,100	2.37%	0.49%	to	0.85%	19.47%	to	19.90%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2021	371	$42.26	to	$16.36	$9,324	0.16%	0.49%	to	0.85%	7.83%	to	5.30%
2020	412	$39.19	to	$15.53	$9,356	0.50%	0.49%	to	0.85%	24.81%	to	25.28%
2019	354	$31.40	to	$12.40	$6,998	0.90%	0.49%	to	0.85%	27.33%	to	27.79%
2018	373	$24.66	to	$9.70	$5,785	1.27%	0.49%	to	0.85%	(15.95)%	to	(15.63)%
2017	361	$29.33	to	$11.50	$6,928	0.78%	0.49%	to	0.85%	30.10%	to	30.57%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
2021	299	$47.21	to	$19.33	$10,919	1.00%	0.49%	to	0.85%	25.10%	to	19.11%
2020	331	$37.73	to	$16.23	$9,984	1.77%	0.49%	to	0.85%	0.25%	to	0.61%
2019	405	$37.64	to	$16.13	$11,983	1.91%	0.49%	to	0.85%	27.90%	to	28.36%
2018	418	$29.43	to	$12.56	$9,942	1.26%	0.49%	to	0.85%	(13.70)%	to	(13.39)%
2017	431	$34.10	to	$14.51	$12,118	1.40%	0.49%	to	0.85%	10.53%	to	10.92%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2021	787	$43.43	to	$18.36	$26,261	1.75%	0.49%	to	0.85%	27.01%	to	20.56%
2020	759	$34.19	to	$15.23	$21,654	2.46%	0.49%	to	0.85%	0.12%	to	0.51%
2019	869	$34.15	to	$15.15	$25,870	2.12%	0.49%	to	0.85%	25.96%	to	26.41%
2018	883	$27.11	to	$11.99	$21,822	1.66%	0.49%	to	0.85%	(9.93)%	to	(9.59)%
2017	961	$30.10	to	$13.26	$26,603	1.65%	0.49%	to	0.85%	7.83%	to	8.22%
AMERICAN FUNDS IS BOND FUND
(Effective date 4/30/2020)
2021	245	$10.40	to	$10.34	$2,546	1.55%	0.49%	to	0.85%	(0.56)%	to	(1.39)%
2020	179	$10.46	to	$10.48	$1,875	3.84%	0.49%	to	0.69%	4.56%	to	4.81%
AMERICAN FUNDS IS GLOBAL BOND FUND
(Effective date 4/30/2020)
2021	3	$10.50	to	$10.43	$27	1.69%	0.49%	to	0.85%	(5.16)%	to	(5.95)%
2020	3	$11.07	to	$11.09	$31	2.41%	0.49%	to	0.85%	10.66%	to	10.92%
AMERICAN FUNDS IS GLOBAL GROWTH FUND
2021	99	$26.51	to	$26.11	$2,610	0.62%	0.49%	to	0.69%	17.69%	to	14.40%
2020	93	$22.53	to	$22.83	$2,128	0.64%	0.49%	to	0.69%	29.92%	to	30.14%
2019	119	$17.34	to	$17.54	$2,076	1.41%	0.49%	to	0.69%	34.69%	to	34.95%
2018	112	$12.88	to	$13.00	$1,448	1.11%	0.49%	to	0.69%	(9.44)%	to	(9.26)%
2017	86	$14.22	to	$14.32	$1,233	0.96%	0.49%	to	0.69%	30.90%	to	31.16%
AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND
(Effective date 4/30/2020)
2021	27	$16.21	to	$16.11	$434	0.00%	0.49%	to	0.85%	6.47%	to	5.58%
2020	27	$15.22	to	$15.26	$412	0.00%	0.49%	to	0.85%	52.21%	to	52.58%
AMERICAN FUNDS IS GROWTH-INCOME FUND
(Effective date 04/30/2018)
2021	287	$16.48	to	$16.27	$4,701	0.92%	0.49%	to	0.85%	24.38%	to	21.58%
2020	405	$13.25	to	$13.38	$5,401	1.39%	0.49%	to	0.85%	12.30%	to	12.71%
2019	323	$11.80	to	$11.87	$3,832	1.89%	0.49%	to	0.85%	24.79%	to	25.23%
2018	146	$9.46	to	$9.48	$1,384	1.56%	0.49%	to	0.85%	(5.43)%	to	(5.20)%
AMERICAN FUNDS IS INTERNATIONAL FUND
(Effective date 04/28/2017)
2021	224	$13.63	to	$13.50	$3,052	2.61%	0.49%	to	0.69%	(1.25)%	to	(2.89)%
2020	201	$13.80	to	$13.91	$2,787	0.77%	0.49%	to	0.69%	13.15%	to	13.43%
2019	182	$12.20	to	$12.26	$2,223	1.57%	0.49%	to	0.69%	22.05%	to	22.28%
2018	146	$9.99	to	$10.03	$1,466	2.62%	0.49%	to	0.69%	(13.73)%	to	(13.56)%
2017	54	$11.58	to	$11.60	$627	1.38%	0.49%	to	0.69%	15.84%	to	16.00%
AMERICAN FUNDS IS NEW WORLD FUND
2021	170	$18.85	to	$18.47	$3,182	0.79%	0.49%	to	0.85%	6.18%	to	2.30%
2020	269	$17.76	to	$18.06	$4,838	0.08%	0.49%	to	0.85%	22.54%	to	23.01%
2019	286	$14.49	to	$14.68	$4,186	1.00%	0.49%	to	0.85%	28.05%	to	28.51%
2018	251	$11.32	to	$11.43	$2,865	1.21%	0.49%	to	0.85%	(14.77)%	to	(14.46)%
2017	86	$13.28	to	$13.36	$1,150	1.44%	0.49%	to	0.85%	28.35%	to	28.82%

                                                 (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND
(Effective date 04/30/2019)
2021	64	$13.66	to	$13.53	$876	2.02%	0.49%	to	0.85%	11.45%	to	10.09%
2020	44	$12.26	to	$12.29	$542	1.52%	0.49%	to	0.65%	13.61%	to	13.80%
2019	42	$10.79	to	$10.80	$458	1.70%	0.49%	to	0.69%	7.86%	to	8.01%
BLACKROCK GLOBAL ALLOCATION VI FUND
2021	629	$15.97	to	$15.52	$9,966	0.92%	0.49%	to	0.85%	7.41%	to	3.29%
2020	626	$14.86	to	$15.03	$9,351	1.34%	0.49%	to	0.85%	19.97%	to	20.42%
2019	738	$12.39	to	$12.48	$9,176	1.29%	0.49%	to	0.85%	17.00%	to	17.41%
2018	790	$10.45	to	$10.63	$8,399	1.05%	0.49%	to	0.85%	(8.13)%	to	(7.79)%
2017	631	$11.38	to	$11.53	$7,293	1.47%	0.49%	to	0.85%	12.90%	to	13.30%
BNY MELLON IP MIDCAP STOCK PORTFOLIO
2021	115	$47.53	to	$18.20	$3,357	0.62%	0.49%	to	0.85%	28.72%	to	21.89%
2020	119	$36.92	to	$14.94	$2,797	0.87%	0.49%	to	0.85%	7.18%	to	7.60%
2019	126	$34.45	to	$13.88	$2,807	0.67%	0.49%	to	0.85%	19.17%	to	19.59%
2018	149	$28.91	to	$11.61	$2,722	0.63%	0.49%	to	0.85%	(16.21)%	to	(15.90)%
2017	118	$34.50	to	$13.80	$2,917	1.09%	0.49%	to	0.85%	14.41%	to	14.81%
BNY MELLON VIF APPRECIATION PORTFOLIO
2021	268	$50.16	to	$25.96	$12,268	0.44%	0.49%	to	0.85%	30.59%	to	23.13%
2020	291	$38.41	to	$21.09	$10,553	0.85%	0.49%	to	0.85%	22.63%	to	23.10%
2019	321	$31.32	to	$17.13	$9,596	1.16%	0.49%	to	0.85%	34.94%	to	35.43%
2018	351	$23.21	to	$12.65	$7,764	1.24%	0.49%	to	0.85%	(7.64)%	to	(7.31)%
2017	408	$25.13	to	$13.65	$9,774	1.34%	0.49%	to	0.85%	26.26%	to	26.72%
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
2021	216	$53.78	to	$25.87	$7,754	0.47%	0.49%	to	0.85%	24.57%	to	21.65%
2020	223	$43.17	to	$21.27	$6,407	0.83%	0.49%	to	0.85%	23.56%	to	24.01%
2019	254	$34.94	to	$17.15	$5,855	1.08%	0.49%	to	0.85%	28.03%	to	28.49%
2018	253	$27.29	to	$13.35	$4,629	0.80%	0.49%	to	0.85%	(5.50)%	to	(5.15)%
2017	271	$28.87	to	$14.07	$5,280	0.76%	0.49%	to	0.85%	18.70%	to	19.12%
BNY MELLON VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
2021	25	$35.34	to	$31.21	$784	0.11%	0.65%	to	0.85%	15.48%	to	14.30%
2020	26	$30.60	to	$27.31	$722	0.70%	0.65%	to	0.85%	18.84%	to	19.13%
2019	27	$25.75	to	$22.92	$620	0.00%	0.65%	to	0.85%	20.75%	to	20.98%
2018	29	$21.32	to	$18.95	$561	0.00%	0.65%	to	0.85%	(19.80)%	to	(19.60)%
2017	29	$26.59	to	$23.57	$707	0.00%	0.65%	to	0.85%	23.63%	to	23.88%
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/30/2018)
2021	91	$19.85	to	$19.59	$1,793	0.00%	0.49%	to	0.85%	22.51%	to	19.76%
2020	90	$16.20	to	$16.36	$1,444	0.02%	0.49%	to	0.85%	29.64%	to	30.14%
2019	111	$12.53	to	$12.57	$1,398	0.48%	0.49%	to	0.69%	31.25%	to	31.51%
2018	51	$9.55	to	$9.56	$489	0.32%	0.49%	to	0.69%	(4.52)%	to	(4.39)%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2021	24	$21.05	to	$20.63	$492	0.03%	0.49%	to	0.85%	30.25%	to	25.49%
2020	14	$16.16	to	$16.44	$232	0.31%	0.49%	to	0.85%	14.38%	to	14.78%
2019	16	$14.13	to	$14.32	$227	0.57%	0.49%	to	0.85%	31.82%	to	32.30%
2018	16	$10.72	to	$10.78	$177	0.53%	0.65%	to	0.85%	(13.26)%	to	(13.09)%
2017	15	$12.36	to	$12.40	$180	0.51%	0.65%	to	0.85%	11.85%	to	12.07%

  (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
2021	133	$25.92	to	$25.31	$3,425	0.00%	0.49%	to	0.85%	14.37%	to	9.40%
2020	108	$22.67	to	$23.13	$2,485	0.00%	0.49%	to	0.85%	42.02%	to	42.54%
2019	110	$15.96	to	$16.23	$1,781	0.00%	0.49%	to	0.85%	25.80%	to	26.25%
2018	168	$12.68	to	$12.85	$2,160	0.00%	0.49%	to	0.85%	2.55%	to	2.93%
2017	82	$12.42	to	$12.49	$1,027	0.00%	0.49%	to	0.69%	23.41%	to	23.66%
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND
(Effective date 4/30/2020)
2021	46	$14.77	to	$14.68	$676	0.67%	0.49%	to	0.85%	(7.71)%	to	(8.48)%
2020	35	$16.00	to	$16.04	$465	0.00%	0.49%	to	0.85%	60.00%	to	60.39%
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND
2021	226	$29.40	to	$28.81	$6,573	0.00%	0.49%	to	0.85%	29.89%	to	25.14%
2020	252	$22.64	to	$23.02	$5,748	0.00%	0.49%	to	0.85%	33.31%	to	33.76%
2019	204	$16.98	to	$17.21	$3,491	0.00%	0.49%	to	0.85%	34.39%	to	34.87%
2018	181	$12.64	to	$12.76	$2,307	0.00%	0.49%	to	0.85%	(4.96)%	to	(4.61)%
2017	146	$13.30	to	$13.38	$1,940	0.00%	0.49%	to	0.85%	26.76%	to	27.22%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
2021	345	$73.86	to	$54.95	$23,848	0.28%	0.49%	to	0.85%	40.52%	to	34.28%
2020	421	$52.56	to	$40.92	$21,235	0.00%	0.49%	to	0.85%	44.55%	to	45.06%
2019	474	$36.36	to	$28.21	$16,842	0.00%	0.49%	to	0.85%	53.66%	to	54.21%
2018	422	$23.66	to	$18.29	$9,818	0.00%	0.49%	to	0.85%	(9.23)%	to	(8.90)%
2017	591	$26.07	to	$20.08	$15,282	0.00%	0.49%	to	0.85%	33.78%	to	34.26%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
2021	72	$41.89	to	$18.65	$2,590	0.50%	0.49%	to	0.85%	30.99%	to	24.71%
2020	73	$31.98	to	$14.96	$2,118	0.34%	0.49%	to	0.85%	7.66%	to	8.06%
2019	69	$29.70	to	$13.84	$1,670	0.27%	0.49%	to	0.85%	19.96%	to	20.39%
2018	73	$24.76	to	$11.50	$1,473	0.18%	0.49%	to	0.85%	(18.86)%	to	(18.57)%
2017	119	$30.51	to	$14.12	$3,148	0.28%	0.49%	to	0.85%	13.02%	to	13.43%
DELAWARE VIP EMERGING MARKETS SERIES
2021	368	$15.33	to	$14.41	$5,439	0.33%	0.49%	to	0.85%	(2.17)%	to	(5.92)%
2020	359	$15.67	to	$15.32	$5,469	0.80%	0.49%	to	0.85%	23.99%	to	24.52%
2019	349	$12.64	to	$12.30	$4,355	0.71%	0.49%	to	0.85%	21.59%	to	22.04%
2018	347	$10.39	to	$10.08	$3,560	3.61%	0.49%	to	0.85%	(16.52)%	to	(16.23)%
2017	397	$12.45	to	$12.04	$4,896	0.43%	0.49%	to	0.85%	39.36%	to	39.87%
DELAWARE VIP INTERNATIONAL SERIES
(Effective date 12/11/2020)
2021	34	$10.82	to	$10.78	$364	1.17%	0.49%	to	0.85%	6.34%	to	5.95%
2020	49	$10.18	to	$10.18	$503	3.65%	0.49%	to	0.69%	1.78%	to	1.77%
DELAWARE VIP SMALL CAP VALUE SERIES
2021	475	$68.52	to	$18.77	$23,786	0.85%	0.49%	to	0.85%	57.94%	to	30.16%
2020	506	$43.38	to	$14.42	$19,148	1.50%	0.49%	to	0.85%	(2.73)%	to	(2.38)%
2019	543	$44.60	to	$14.77	$22,310	1.05%	0.49%	to	0.85%	27.05%	to	27.51%
2018	532	$35.10	to	$11.58	$17,870	0.84%	0.49%	to	0.85%	(17.43)%	to	(17.13)%
2017	568	$42.51	to	$13.98	$23,740	0.84%	0.49%	to	0.85%	11.10%	to	11.51%
DELAWARE VIP SMID CAP CORE SERIES
2021	228	$57.80	to	$22.53	$9,405	0.93%	0.49%	to	0.85%	26.27%	to	19.26%
2020	334	$45.77	to	$18.89	$10,381	0.55%	0.49%	to	0.85%	10.14%	to	10.52%
2019	288	$41.56	to	$17.09	$9,101	0.60%	0.49%	to	0.85%	28.53%	to	29.00%
2018	353	$32.33	to	$13.25	$8,576	0.17%	0.49%	to	0.85%	(12.87)%	to	(12.55)%
2017	297	$37.11	to	$15.15	$9,097	0.31%	0.49%	to	0.85%	17.65%	to	18.07%

                                                  (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
DELAWARE VIP VALUE SERIES
(Effective date 04/28/2017)
2021	101	$15.55	to	$15.41	$1,564	6.30%	0.49%	to	0.69%	23.44%	to	20.69%
2020	82	$12.60	to	$12.77	$1,043	2.39%	0.49%	to	0.85%	(0.41)%	to	(0.11)%
2019	66	$12.65	to	$12.78	$838	1.30%	0.49%	to	0.85%	18.95%	to	19.39%
2018	41	$10.64	to	$10.70	$438	1.40%	0.49%	to	0.85%	(3.56)%	to	(3.21)%
2017	5	$11.03	to	$11.04	$51	0.00%	0.65%	to	0.85%	10.30%	to	10.45%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
2021	135	$19.45	to	$19.16	$2,618	1.42%	0.49%	to	0.69%	40.84%	to	36.90%
2020	158	$13.81	to	$13.99	$2,205	1.87%	0.49%	to	0.69%	3.30%	to	3.51%
2019	171	$13.37	to	$13.52	$2,311	1.54%	0.49%	to	0.69%	21.71%	to	21.96%
2018	155	$10.99	to	$11.09	$1,720	0.82%	0.49%	to	0.69%	(16.45)%	to	(16.28)%
2017	161	$13.15	to	$13.25	$2,132	1.29%	0.49%	to	0.69%	9.01%	to	9.23%
DWS CAPITAL GROWTH VIP
2021	717	$75.64	to	$34.20	$37,814	0.21%	0.49%	to	0.85%	21.74%	to	18.88%
2020	877	$62.13	to	$28.77	$36,771	0.53%	0.49%	to	0.85%	37.86%	to	38.37%
2019	972	$45.07	to	$20.79	$29,819	0.42%	0.49%	to	0.85%	35.98%	to	36.46%
2018	979	$33.14	to	$15.23	$22,824	0.71%	0.49%	to	0.85%	(2.43)%	to	(2.08)%
2017	954	$33.97	to	$15.56	$23,204	0.71%	0.49%	to	0.85%	25.24%	to	25.68%
DWS CORE EQUITY VIP
2021	339	$50.49	to	$25.66	$14,036	0.77%	0.49%	to	0.85%	28.45%	to	21.33%
2020	364	$39.31	to	$21.15	$12,127	1.48%	0.49%	to	0.85%	15.14%	to	15.59%
2019	472	$34.14	to	$18.30	$13,086	1.11%	0.49%	to	0.85%	29.20%	to	29.66%
2018	522	$26.42	to	$14.12	$11,275	1.79%	0.49%	to	0.85%	(6.49)%	to	(6.15)%
2017	481	$28.25	to	$15.04	$11,572	1.20%	0.49%	to	0.85%	19.99%	to	20.43%
DWS CROCI® U.S. VIP
2021	225	$25.10	to	$14.29	$5,303	1.95%	0.49%	to	0.85%	29.86%	to	22.67%
2020	276	$19.33	to	$11.65	$5,205	2.59%	0.49%	to	0.85%	(12.91)%	to	(12.60)%
2019	333	$22.19	to	$13.33	$7,065	1.93%	0.49%	to	0.85%	31.83%	to	32.30%
2018	358	$16.83	to	$10.07	$5,774	2.52%	0.49%	to	0.85%	(11.26)%	to	(10.94)%
2017	422	$18.97	to	$11.31	$7,661	1.55%	0.49%	to	0.85%	21.85%	to	22.28%
DWS GLOBAL SMALL CAP VIP
2021	93	$14.82	to	$14.42	$1,359	0.37%	0.49%	to	0.85%	16.97%	to	11.29%
2020	98	$12.67	to	$12.95	$1,258	0.95%	0.49%	to	0.85%	16.52%	to	16.79%
2019	128	$10.87	to	$11.09	$1,410	0.00%	0.49%	to	0.85%	20.27%	to	20.70%
2018	110	$9.05	to	$9.19	$1,000	0.26%	0.49%	to	0.85%	(21.19)%	to	(20.90)%
2017	99	$11.47	to	$11.62	$1,139	0.00%	0.49%	to	0.85%	19.01%	to	19.44%
DWS SMALL CAP INDEX VIP
2021	1,159	$53.23	to	$20.01	$35,011	0.83%	0.49%	to	0.85%	13.53%	to	10.87%
2020	1,234	$46.89	to	$18.05	$33,005	1.22%	0.49%	to	0.85%	18.43%	to	18.84%
2019	1,190	$39.59	to	$15.19	$28,574	1.01%	0.49%	to	0.85%	24.16%	to	24.61%
2018	1,052	$31.89	to	$12.19	$22,089	0.93%	0.49%	to	0.85%	(11.99)%	to	(11.67)%
2017	921	$36.23	to	$13.80	$23,817	0.95%	0.49%	to	0.85%	13.36%	to	13.77%
DWS SMALL MID CAP GROWTH VIP
2021	74	$41.01	to	$20.94	$1,965	0.04%	0.49%	to	0.85%	12.88%	to	10.23%
2020	84	$36.33	to	$19.00	$1,919	0.05%	0.49%	to	0.85%	29.06%	to	29.51%
2019	88	$28.15	to	$14.67	$1,699	0.00%	0.49%	to	0.85%	21.38%	to	21.82%
2018	103	$23.19	to	$12.04	$1,524	0.00%	0.49%	to	0.85%	(14.32)%	to	(14.02)%
2017	80	$27.06	to	$14.00	$1,468	0.09%	0.49%	to	0.85%	21.09%	to	21.52%

                                                  (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
DWS SMALL MID CAP VALUE VIP
2021	134	$26.91	to	$16.21	$3,357	1.24%	0.49%	to	0.85%	33.51%	to	26.36%
2020	152	$20.15	to	$12.82	$2,943	1.54%	0.49%	to	0.85%	(1.64)%	to	(1.27)%
2019	177	$20.49	to	$12.99	$3,479	0.74%	0.49%	to	0.85%	20.48%	to	20.92%
2018	202	$17.01	to	$10.74	$3,307	1.36%	0.49%	to	0.85%	(16.73)%	to	(16.43)%
2017	234	$20.42	to	$12.86	$4,625	0.72%	0.49%	to	0.85%	9.59%	to	9.98%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2021	2,009	$21.31	to	$10.88	$31,779	2.09%	0.49%	to	0.85%	(2.87)%	to	(5.15)%
2020	2,257	$21.94	to	$11.47	$36,983	2.41%	0.49%	to	0.85%	4.33%	to	4.71%
2019	1,933	$21.03	to	$10.95	$31,095	2.35%	0.49%	to	0.85%	5.00%	to	5.39%
2018	1,873	$20.03	to	$10.39	$29,587	2.45%	0.49%	to	0.85%	(0.40)%	to	(0.05)%
2017	2,049	$20.11	to	$10.40	$32,457	2.49%	0.49%	to	0.85%	1.07%	to	1.43%
FEDERATED HERMES MANAGED VOLATILITY FUND II
2021	72	$31.78	to	$31.78	$2,275	1.83%	0.85%	to	0.85%	17.51%	to	17.51%
2020	77	$27.05	to	$27.05	$2,086	2.77%	0.85%	to	0.85%	0.09%	to	0.09%
2019	80	$27.02	to	$27.02	$2,225	2.09%	0.85%	to	0.85%	19.21%	to	19.21%
2018	87	$22.67	to	$22.67	$1,934	1.54%	0.85%	to	0.85%	(9.27)%	to	(9.27)%
2017	26	$24.99	to	$24.99	$658	3.93%	0.85%	to	0.85%	17.11%	to	17.11%
FRANKLIN SMALL CAP VALUE VIP FUND
2021	158	$30.30	to	$18.14	$3,870	1.03%	0.49%	to	0.85%	28.26%	to	21.38%
2020	241	$23.62	to	$14.94	$4,529	1.73%	0.49%	to	0.85%	4.28%	to	4.64%
2019	204	$22.65	to	$14.28	$3,906	1.06%	0.49%	to	0.85%	25.28%	to	25.74%
2018	248	$18.08	to	$11.35	$3,902	0.86%	0.49%	to	0.85%	(13.62)%	to	(13.31)%
2017	260	$20.93	to	$13.10	$5,045	0.52%	0.49%	to	0.85%	9.72%	to	10.11%
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
2021	7	$11.84	to	$11.60	$80	1.50%	0.49%	to	0.85%	5.30%	to	2.21%
2020	7	$11.24	to	$11.35	$77	1.14%	0.49%	to	0.69%	5.96%	to	6.16%
2019	14	$10.61	to	$10.69	$147	2.39%	0.49%	to	0.69%	8.08%	to	8.29%
2018	19	$9.82	to	$9.87	$183	3.21%	0.49%	to	0.69%	(7.58)%	to	(7.39)%
2017	9	$10.62	to	$10.66	$94	3.36%	0.49%	to	0.69%	4.65%	to	4.85%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2021	5	$14.95	to	$14.76	$67	5.73%	0.49%	to	0.85%	19.42%	to	17.34%
2020	4	$12.52	to	$12.58	$55	1.65%	0.49%	to	0.65%	11.31%	to	11.49%
2019	4	$11.25	to	$11.28	$48	2.07%	0.49%	to	0.65%	25.28%	to	25.49%
2018	4	$8.98	to	$8.99	$33	1.62%	0.49%	to	0.65%	(10.17)%	to	(10.08)%
GREAT-WEST ARIEL MID CAP VALUE FUND
2021	16	$16.39	to	$16.17	$258	2.38%	0.49%	to	0.69%	26.95%	to	23.85%
2020	11	$12.91	to	$13.06	$142	2.95%	0.49%	to	0.69%	8.31%	to	8.55%
2019	23	$11.92	to	$12.03	$280	1.18%	0.49%	to	0.69%	23.46%	to	23.71%
2018	21	$9.65	to	$9.65	$204	0.62%	0.69%	to	0.69%	(15.00)%	to	(15.00)%
2017	23	$11.36	to	$11.42	$258	2.70%	0.49%	to	0.69%	14.22%	to	14.45%
GREAT-WEST BOND INDEX FUND
(Effective date 04/30/2018)
2021	1,382	$11.34	to	$11.19	$15,624	0.80%	0.49%	to	0.85%	(1.93)%	to	(4.14)%
2020	1,091	$11.56	to	$11.67	$12,695	1.70%	0.49%	to	0.85%	6.25%	to	6.69%
2019	668	$10.88	to	$10.94	$7,297	1.22%	0.49%	to	0.85%	7.17%	to	7.57%
2018	144	$10.15	to	$10.17	$1,465	0.70%	0.49%	to	0.85%	1.50%	to	1.74%

                                                  (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2021	448	$12.29	to	$12.12	$5,463	2.50%	0.49%	to	0.85%	6.86%	to	4.44%
2020	450	$11.50	to	$11.61	$5,212	2.44%	0.49%	to	0.85%	7.29%	to	7.68%
2019	264	$10.75	to	$10.78	$2,838	2.23%	0.49%	to	0.65%	10.81%	to	10.99%
2018	224	$9.70	to	$9.71	$2,171	2.96%	0.49%	to	0.65%	(2.98)%	to	(2.87)%
GREAT-WEST INTERNATIONAL INDEX FUND
(Effective date 04/30/2019)
2021	342	$12.59	to	$12.47	$4,295	2.11%	0.49%	to	0.85%	10.87%	to	9.15%
2020	329	$11.36	to	$11.42	$3,751	2.56%	0.49%	to	0.85%	6.61%	to	6.97%
2019	143	$10.66	to	$10.68	$1,523	4.82%	0.49%	to	0.69%	6.63%	to	6.77%
GREAT-WEST INTERNATIONAL VALUE FUND
(Effective date 12/14/2020)
2021	20	$14.37	to	$14.29	$291	3.88%	0.49%	to	0.85%	10.40%	to	9.74%
2020	1	$13.02	to	$13.02	$15	6.08%	0.65%	to	0.65%	30.20%	to	30.20%
GREAT-WEST LIFETIME 2015 FUND
(Effective date 04/30/2018)
2021	15	$13.10	to	$12.93	$198	2.65%	0.49%	to	0.85%	7.95%	to	6.53%
2020	1	$12.14	to	$12.14	$16	1.53%	0.49%	to	0.49%	10.44%	to	10.44%
2019	3	$10.99	to	$10.99	$31	1.63%	0.49%	to	0.49%	14.60%	to	14.60%
2018	1	$9.59	to	$9.59	$5	1.48%	0.49%	to	0.49%	(4.12)%	to	(4.12)%
GREAT-WEST LIFETIME 2020 FUND
(Effective date 04/30/2018)
2021	49	$13.28	to	$13.11	$649	1.07%	0.49%	to	0.85%	9.10%	to	7.21%
2020	560	$12.17	to	$12.23	$6,845	2.11%	0.49%	to	0.65%	10.57%	to	10.75%
2019	595	$11.01	to	$11.04	$6,560	1.92%	0.49%	to	0.65%	15.68%	to	15.87%
2018	575	$9.52	to	$9.53	$5,472	2.00%	0.49%	to	0.65%	(4.84)%	to	(4.74)%
GREAT-WEST LIFETIME 2025 FUND
(Effective date 04/30/2018)
2021	56	$13.59	to	$13.41	$753	2.08%	0.49%	to	0.85%	10.10%	to	8.19%
2020	79	$12.34	to	$12.40	$982	2.42%	0.49%	to	0.65%	11.51%	to	11.69%
2019	58	$11.07	to	$11.10	$643	1.67%	0.49%	to	0.65%	17.24%	to	17.44%
2018	42	$9.44	to	$9.45	$394	1.56%	0.49%	to	0.65%	(5.58)%	to	(5.48)%
GREAT-WEST LIFETIME 2030 FUND
(Effective date 04/30/2018)
2021	48	$13.89	to	$13.70	$669	2.63%	0.49%	to	0.85%	11.53%	to	10.06%
2020	23	$12.45	to	$12.45	$288	2.78%	0.65%	to	0.65%	11.87%	to	11.87%
2019	14	$11.13	to	$11.13	$151	2.34%	0.65%	to	0.65%	19.23%	to	19.23%
2018	7	$9.33	to	$9.33	$67	1.91%	0.65%	to	0.65%	(6.66)%	to	(6.66)%
GREAT-WEST LIFETIME 2035 FUND
(Effective date 04/30/2018)
2021	72	$14.28	to	$14.09	$1,029	2.33%	0.49%	to	0.85%	13.39%	to	11.90%
2020	72	$12.59	to	$12.59	$912	2.13%	0.65%	to	0.65%	12.52%	to	12.52%
2019	7	$11.19	to	$11.19	$81	1.49%	0.65%	to	0.65%	21.38%	to	21.38%
2018	7	$9.22	to	$9.22	$67	1.37%	0.65%	to	0.65%	(7.84)%	to	(7.84)%
GREAT-WEST LIFETIME 2040 FUND
(Effective date 04/30/2018)
2021	2	$14.56	to	$14.37	$26	2.86%	0.49%	to	0.85%	15.04%	to	13.53%
2020	2	$12.66	to	$12.66	$22	2.18%	0.65%	to	0.65%	12.91%	to	12.91%
2019	2	$11.21	to	$11.21	$20	1.92%	0.65%	to	0.65%	23.03%	to	23.03%

                                                  (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31						For the year or period ended December 31
	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST LIFETIME 2045 FUND
(Effective date 04/30/2018)
2021	7		$14.70	to	$14.51	$101	2.53%	0.49%	to	0.85%	15.94%	to	14.42%
2020	7		$12.68	to	$12.68	$87	1.98%	0.65%	to	0.65%	13.15%	to	13.15%
GREAT-WEST LIFETIME 2050 FUND
(Effective date 04/30/2018)
2021	5		$14.72	to	$14.52	$69	1.04%	0.49%	to	0.85%	15.59%	to	14.07%
2020	5		$12.73	to	$12.73	$60	2.22%	0.49%	to	0.49%	13.37%	to	13.37%
2019	5		$11.23	to	$11.23	$53	1.89%	0.49%	to	0.49%	24.21%	to	24.21%
2018	5		$9.04	to	$9.04	$42	2.21%	0.49%	to	0.49%	(9.61)%	to	(9.61)%
GREAT-WEST LIFETIME 2055 FUND
(Effective date 04/30/2018)
2021	8		$14.67	to	$14.48	$116	2.18%	0.49%	to	0.85%	16.02%	to	14.01%
2020	8		$12.65	to	$12.70	$100	2.27%	0.49%	to	0.65%	13.22%	to	13.39%
2019	2		$11.20	to	$11.20	$21	1.24%	0.49%	to	0.49%	24.09%	to	24.09%
2018	2		$9.02	to	$9.02	$17	1.37%	0.49%	to	0.49%	(9.75)%	to	(9.75)%
GREAT-WEST LIFETIME 2060 FUND
(Efective date 01/07/2021)
2021	0	*	$15.31	to	$15.22	$0	2.56%	0.49%	to	0.85%	53.15%	to	52.23%
GREAT-WEST MID CAP VALUE FUND
(Effective date 04/30/2018)
2021	52		$17.92	to	$17.56	$931	49.90%	0.49%	to	0.85%	30.75%	to	26.92%
2020	9		$13.71	to	$13.84	$129	0.58%	0.49%	to	0.69%	(1.03)%	to	(0.82)%
2019	19		$13.85	to	$13.95	$263	0.18%	0.49%	to	0.69%	19.67%	to	19.91%
2018	20		$11.57	to	$11.64	$237	4.86%	0.49%	to	0.69%	(12.91)%	to	(12.74)%
2017	11		$13.30	to	$13.33	$140	16.44%	0.49%	to	0.65%	16.23%	to	16.41%
GREAT-WEST MODERATE PROFILE FUND
(Effective date 04/30/2018)
2021	790		$13.57	to	$13.39	$10,659	3.36%	0.49%	to	0.85%	12.51%	to	9.97%
2020	808		$12.06	to	$12.17	$9,794	1.66%	0.49%	to	0.85%	10.32%	to	10.67%
2019	570		$10.93	to	$11.00	$6,256	2.23%	0.49%	to	0.85%	16.52%	to	16.94%
2018	326		$9.39	to	$9.40	$3,059	3.17%	0.40%	to	0.65%	(6.06)%	to	(5.96)%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2021	323		$14.02	to	$13.84	$4,511	4.59%	0.49%	to	0.85%	14.18%	to	12.20%
2020	324		$12.28	to	$12.34	$3,978	2.61%	0.49%	to	0.65%	11.06%	to	11.23%
2019	140		$11.06	to	$11.09	$1,552	2.31%	0.49%	to	0.65%	19.56%	to	19.76%
2018	24		$9.25	to	$9.26	$222	3.02%	0.49%	to	0.65%	(7.47)%	to	(7.37)%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2021	514		$12.88	to	$12.71	$6,589	3.22%	0.49%	to	0.85%	9.64%	to	7.17%
2020	443		$11.75	to	$11.86	$5,235	1.41%	0.49%	to	0.85%	8.65%	to	9.00%
2019	257		$10.81	to	$10.88	$2,787	2.80%	0.49%	to	0.85%	13.48%	to	13.90%
2018	23		$9.54	to	$9.55	$223	1.65%	0.40%	to	0.65%	(4.61)%	to	(4.50)%
GREAT-WEST MULTI-SECTOR BOND FUND
2021	580		$12.85	to	$12.59	$7,409	2.38%	0.49%	to	0.85%	2.10%	to	(1.63)%
2020	545		$12.59	to	$12.80	$6,937	3.43%	0.49%	to	0.85%	8.15%	to	8.59%
2019	592		$11.64	to	$11.79	$6,943	1.49%	0.49%	to	0.85%	10.80%	to	11.19%
2018	399		$10.50	to	$10.61	$4,215	2.64%	0.49%	to	0.85%	(3.93)%	to	(3.58)%
2017	249		$10.93	to	$11.00	$2,735	1.84%	0.49%	to	0.85%	5.38%	to	5.76%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST REAL ESTATE INDEX FUND
(Effective date 04/30/2019)
2021	99	$13.31	to	$13.24	$1,319	0.51%	0.65%	to	0.85%	43.85%	to	42.61%
2020	18	$9.26	to	$9.29	$165	1.83%	0.65%	to	0.85%	(12.34)%	to	(12.14)%
2019	23	$10.57	to	$10.57	$239	0.00%	0.65%	to	0.65%	5.73%	to	5.73%
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
2021	12,456	$17.05	to	$16.59	$209,752	2.02%	0.49%	to	0.85%	13.23%	to	7.60%
2020	13,293	$15.06	to	$15.42	$202,756	2.28%	0.49%	to	0.85%	12.97%	to	13.39%
2019	13,966	$13.33	to	$13.60	$188,537	1.97%	0.49%	to	0.85%	16.80%	to	17.22%
2018	14,319	$11.41	to	$11.60	$165,218	2.01%	0.49%	to	0.85%	(6.13)%	to	(5.79)%
2017	14,018	$12.16	to	$12.32	$171,609	2.00%	0.49%	to	0.85%	11.99%	to	12.40%
GREAT-WEST SMALL CAP VALUE FUND
(Effective date 10/23/2020)
2021	87	15.32	to	$15.25	$1,327	4.39%	0.49%	to	0.85%	30.12%	to	29.48%
2020	10	11.77	to	$11.78	$116	0.00%	0.49%	to	0.85%	17.72%	to	17.80%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
(Effective date 04/28/2017)
2021	141	$20.20	to	$19.86	$2,841	0.18%	0.49%	to	0.85%	15.11%	to	12.36%
2020	120	$17.55	to	$17.67	$2,110	0.00%	0.49%	to	0.69%	23.26%	to	23.51%
2019	111	$14.23	to	$14.31	$1,583	0.01%	0.49%	to	0.85%	30.38%	to	30.63%
2018	89	$10.92	to	$10.95	$972	0.12%	0.49%	to	0.69%	(3.00)%	to	(2.80)%
2017	9	$11.26	to	$11.27	$102	0.35%	0.49%	to	0.65%	12.59%	to	12.71%
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
2021	577	$33.77	to	$15.03	$15,361	0.00%	0.49%	to	0.85%	12.99%	to	6.72%
2020	657	$29.88	to	$14.08	$15,561	1.01%	0.49%	to	0.85%	20.50%	to	20.95%
2019	760	$24.80	to	$11.64	$14,740	1.05%	0.49%	to	0.85%	27.51%	to	27.97%
2018	872	$19.45	to	$9.10	$13,090	0.86%	0.49%	to	0.85%	(20.10)%	to	(19.81)%
2017	841	$24.35	to	$11.35	$16,504	1.39%	0.49%	to	0.85%	25.23%	to	25.67%
INVESCO V.I. COMSTOCK FUND
2021	191	$34.50	to	$18.67	$5,738	1.80%	0.49%	to	0.85%	36.71%	to	29.13%
2020	212	$25.24	to	$14.46	$5,039	2.56%	0.49%	to	0.85%	(1.69)%	to	(1.30)%
2019	239	$25.67	to	$14.65	$5,534	1.98%	0.49%	to	0.85%	24.24%	to	24.69%
2018	278	$20.66	to	$11.75	$5,148	1.68%	0.49%	to	0.85%	(12.91)%	to	(12.59)%
2017	287	$23.73	to	$13.45	$6,121	2.09%	0.49%	to	0.85%	16.85%	to	17.28%
INVESCO V.I. CORE EQUITY FUND
2021	68	$57.40	to	$57.40	$3,921	0.66%	0.85%	to	0.85%	26.66%	to	26.66%
2020	72	$45.32	to	$45.32	$3,283	1.40%	0.85%	to	0.85%	12.90%	to	12.90%
2019	82	$40.14	to	$40.14	$3,371	0.93%	0.85%	to	0.85%	27.87%	to	27.87%
2018	90	$31.39	to	$31.39	$2,878	0.87%	0.85%	to	0.85%	(10.16)%	to	(10.16)%
2017	115	$34.95	to	$34.95	$4,067	1.04%	0.85%	to	0.85%	12.22%	to	12.22%
INVESCO V.I. GLOBAL FUND
2021	778	$63.71	to	$22.30	$38,708	0.00%	0.49%	to	0.85%	14.51%	to	11.83%
2020	838	$55.64	to	$19.94	$36,420	0.75%	0.49%	to	0.85%	26.56%	to	27.00%
2019	911	$43.96	to	$15.70	$31,578	0.89%	0.49%	to	0.85%	30.67%	to	31.14%
2018	1,029	$33.64	to	$11.97	$27,168	0.99%	0.49%	to	0.85%	(13.92)%	to	(13.61)%
2017	1,086	$39.08	to	$13.86	$34,167	0.93%	0.49%	to	0.85%	35.51%	to	36.00%

                                                    (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESCO V.I. GROWTH & INCOME FUND
2021	293	$35.40	to	$18.80	$9,622	1.50%	0.49%	to	0.85%	31.71%	to	24.43%
2020	340	$26.88	to	$15.11	$8,758	2.29%	0.49%	to	0.85%	1.23%	to	1.62%
2019	419	$26.55	to	$14.87	$10,482	1.79%	0.49%	to	0.85%	24.13%	to	24.57%
2018	505	$21.39	to	$11.94	$9,917	2.03%	0.49%	to	0.85%	(14.12)%	to	(13.81)%
2017	529	$24.91	to	$13.85	$12,324	1.52%	0.49%	to	0.85%	13.35%	to	13.76%
INVESCO V.I. HIGH YIELD FUND
2021	212	$29.01	to	$12.42	$4,443	4.88%	0.49%	to	0.85%	3.50%	to	1.07%
2020	206	$28.03	to	$12.28	$4,078	5.03%	0.49%	to	0.85%	2.46%	to	2.79%
2019	660	$27.36	to	$11.95	$9,672	8.76%	0.49%	to	0.85%	12.55%	to	12.95%
2018	245	$24.31	to	$10.58	$4,441	5.07%	0.49%	to	0.85%	(4.18)%	to	(3.83)%
2017	198	$25.37	to	$11.00	$4,078	4.11%	0.49%	to	0.85%	5.40%	to	5.79%
INVESCO V.I. INTERNATIONAL GROWTH FUND
2021	762	$21.37	to	$14.22	$14,696	1.25%	0.49%	to	0.85%	8.34%	to	2.53%
2020	796	$19.72	to	$13.87	$14,640	2.47%	0.49%	to	0.85%	13.01%	to	13.42%
2019	934	$17.45	to	$12.23	$15,181	1.58%	0.49%	to	0.85%	27.48%	to	27.95%
2018	900	$13.69	to	$9.56	$11,584	1.90%	0.49%	to	0.85%	(15.70)%	to	(15.39)%
2017	963	$16.23	to	$11.30	$14,774	1.48%	0.49%	to	0.85%	21.97%	to	22.41%
INVESCO V.I. MAIN STREET SMALL CAP FUND
2021	110	$22.36	to	$21.75	$2,442	0.33%	0.49%	to	0.85%	23.39%	to	18.67%
2020	130	$18.12	to	$18.32	$2,364	0.72%	0.49%	to	0.85%	18.91%	to	19.38%
2019	128	$15.05	to	$15.35	$1,961	0.21%	0.49%	to	0.85%	25.40%	to	25.86%
2018	226	$12.00	to	$12.20	$2,758	0.27%	0.49%	to	0.85%	(11.09)%	to	(10.77)%
2017	135	$13.50	to	$13.67	$1,844	0.90%	0.49%	to	0.85%	13.19%	to	13.60%
INVESCO V.I. MID CAP CORE EQUITY FUND
2021	61	$34.49	to	$17.59	$2,039	0.45%	0.49%	to	0.85%	25.34%	to	(37.54)%
2020	62	$27.52	to	$28.17	$1,696	0.68%	0.65%	to	0.85%	8.34%	to	8.55%
2019	81	$25.40	to	$25.95	$2,040	0.49%	0.65%	to	0.85%	24.21%	to	24.47%
2018	87	$20.45	to	$10.88	$1,757	0.49%	0.49%	to	0.85%	(12.11)%	to	(11.78)%
2017	102	$23.27	to	$12.33	$2,322	0.53%	0.49%	to	0.85%	13.95%	to	14.35%
INVESCO V.I. SMALL CAP EQUITY FUND
2021	100	$45.96	to	$19.72	$3,131	0.17%	0.49%	to	0.85%	22.45%	to	16.59%
2020	109	$37.53	to	$16.91	$2,892	0.38%	0.49%	to	0.85%	26.16%	to	26.58%
2019	134	$29.75	to	$13.36	$2,770	0.00%	0.49%	to	0.85%	25.52%	to	25.98%
2018	138	$23.70	to	$10.60	$2,227	0.00%	0.49%	to	0.85%	(15.80)%	to	(15.50)%
2017	155	$28.15	to	$12.55	$3,210	0.00%	0.49%	to	0.85%	13.10%	to	13.50%
INVESCO V.I. TECHNOLOGY FUND
2021	262	$66.61	to	$12.55	$5,552	0.00%	0.49%	to	0.85%	13.44%	to	(57.16)%
2020	280	$58.71	to	$29.31	$5,358	0.00%	0.49%	to	0.85%	44.90%	to	45.38%
2019	327	$40.52	to	$20.16	$4,354	0.00%	0.49%	to	0.85%	34.73%	to	35.21%
2018	346	$30.08	to	$14.91	$3,342	0.00%	0.49%	to	0.85%	(1.30)%	to	(0.94)%
2017	350	$30.48	to	$15.05	$3,304	0.00%	0.49%	to	0.85%	33.99%	to	34.47%
IVY VIP INTERNATIONAL CORE EQUITY
2021	148	$12.99	to	$12.69	$1,916	1.08%	0.49%	to	0.85%	15.96%	to	10.92%
2020	174	$11.21	to	$11.44	$1,984	2.63%	0.49%	to	0.85%	6.32%	to	6.69%
2019	268	$10.54	to	$10.72	$2,860	1.58%	0.49%	to	0.85%	17.69%	to	18.11%
2018	282	$8.96	to	$9.08	$2,557	1.42%	0.49%	to	0.85%	(18.51)%	to	(18.22)%
2017	220	$10.99	to	$11.10	$2,436	0.73%	0.49%	to	0.85%	22.11%	to	22.56%

                                                    (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES
2021	692	$47.82	to	$20.41	$19,497	0.90%	0.49%	to	0.85%	18.71%	to	14.86%
2020	761	$40.29	to	$17.77	$17,874	2.62%	0.49%	to	0.85%	13.35%	to	13.78%
2019	820	$35.54	to	$15.62	$17,218	1.89%	0.49%	to	0.85%	21.55%	to	21.99%
2018	889	$29.24	to	$12.81	$15,196	2.15%	0.49%	to	0.85%	(0.17)%	to	0.19%
2017	820	$29.29	to	$12.78	$14,702	1.60%	0.49%	to	0.85%	17.43%	to	17.85%
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
2021	6,467	$32.78	to	$19.79	$157,249	0.66%	0.65%	to	0.85%	19.37%	to	14.40%
2020	7,051	$27.46	to	$17.30	$147,185	2.27%	0.65%	to	0.85%	13.07%	to	13.29%
2019	6,873	$15.10	to	$24.91	$130,851	0.36%	0.65%	to	0.85%	21.24%	to	21.48%
2018	6,059	$20.03	to	$12.57	$98,770	1.80%	0.65%	to	0.85%	(0.42)%	to	(0.22)%
2017	5,440	$20.12	to	$12.60	$92,302	1.42%	0.65%	to	0.85%	17.14%	to	17.37%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2021	1,155	$26.09	to	$12.10	$18,450	1.99%	0.49%	to	0.85%	(1.74)%	to	(2.87)%
2020	1,474	$26.55	to	$12.46	$23,682	3.07%	0.49%	to	0.85%	9.54%	to	9.99%
2019	1,319	$24.24	to	$11.33	$20,398	3.32%	0.49%	to	0.85%	8.65%	to	9.03%
2018	1,363	$22.31	to	$10.39	$19,838	3.07%	0.49%	to	0.85%	(1.85)%	to	(1.49)%
2017	1,518	$22.73	to	$10.55	$22,725	3.00%	0.49%	to	0.85%	2.74%	to	3.12%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2021	2,316	$18.26	to	$11.74	$40,373	1.62%	0.65%	to	0.85%	0.97%	to	(3.23)%
2020	2,414	$18.09	to	$12.13	$43,045	2.60%	0.65%	to	0.85%	9.35%	to	9.58%
2019	2,426	$16.54	to	$11.07	$40,404	1.47%	0.65%	to	0.85%	8.35%	to	8.57%
2018	2,552	$15.27	to	$10.20	$38,922	2.63%	0.65%	to	0.85%	(2.13)%	to	(1.93)%
2017	2,795	$15.60	to	$10.40	$43,710	2.46%	0.65%	to	0.85%	2.48%	to	2.69%
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2021	533	$51.59	to	$20.94	$16,764	0.52%	0.49%	to	0.85%	17.09%	to	14.34%
2020	545	$44.06	to	$18.31	$14,815	0.89%	0.49%	to	0.85%	19.05%	to	19.45%
2019	561	$37.01	to	$15.33	$13,032	1.01%	0.49%	to	0.85%	27.95%	to	28.41%
2018	545	$28.93	to	$11.94	$10,427	1.17%	0.49%	to	0.85%	(7.66)%	to	(7.32)%
2017	398	$31.33	to	$12.88	$9,562	0.84%	0.49%	to	0.85%	25.96%	to	26.40%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO SERVICE SHARES
2021	450	$47.61	to	$45.31	$20,984	0.11%	0.65%	to	0.85%	18.55%	to	15.22%
2020	442	$40.16	to	$39.32	$17,657	0.00%	0.65%	to	0.85%	49.47%	to	49.74%
2019	345	$26.87	to	$26.26	$9,259	0.42%	0.65%	to	0.85%	43.59%	to	43.88%
2018	371	$18.71	to	$18.25	$6,949	1.09%	0.65%	to	0.85%	0.05%	to	0.25%
2017	254	$18.70	to	$18.20	$4,761	0.46%	0.65%	to	0.85%	43.69%	to	43.97%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INNOVATION INSTITUTIONAL SHARES
2021	42	$47.42	to	$46.70	$1,958	0.20%	0.49%	to	0.69%	18.99%	to	15.67%
2020	41	$39.85	to	$40.37	$1,634	0.00%	0.49%	to	0.69%	50.14%	to	50.48%
2019	11	$26.54	to	$26.83	$306	0.45%	0.49%	to	0.69%	44.18%	to	44.47%
2018	13	$18.41	to	$18.58	$243	1.02%	0.49%	to	0.69%	0.49%	to	0.69%
2017	8	$18.32	to	$18.45	$141	0.50%	0.49%	to	0.69%	44.10%	to	44.38%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2021	95	$36.42	to	$36.42	$3,494	1.14%	0.85%	to	0.85%	12.62%	to	12.62%
2020	106	$32.33	to	$32.33	$3,432	1.47%	0.85%	to	0.85%	15.32%	to	15.32%
2019	114	$28.04	to	$28.04	$3,228	1.91%	0.85%	to	0.85%	25.94%	to	25.94%
2018	123	$22.26	to	$22.26	$2,776	1.78%	0.85%	to	0.85%	(15.67)%	to	(15.67)%
2017	139	$26.40	to	$26.40	$3,706	1.65%	0.85%	to	0.85%	30.02%	to	30.02%

                                                  (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
2021	131	$13.67	to	$13.67	$1,819	1.07%	0.85%	to	0.85%	12.33%	to	12.33%
2020	140	$12.17	to	$12.17	$1,720	1.51%	0.85%	to	0.85%	15.03%	to	15.03%
2019	102	$10.58	to	$10.58	$1,135	1.72%	0.85%	to	0.85%	25.64%	to	25.64%
2018	143	$8.42	to	$8.42	$1,255	1.67%	0.85%	to	0.85%	(15.86)%	to	(15.86)%
2017	176	$10.01	to	$10.01	$1,836	1.63%	0.85%	to	0.85%	29.69%	to	29.69%
JANUS HENDERSON VIT RESEARCH PORTFOLIO
2021	147	$77.02	to	$77.02	$11,410	0.10%	0.85%	to	0.85%	19.31%	to	19.31%
2020	156	$64.55	to	$64.55	$10,102	0.59%	0.85%	to	0.85%	31.82%	to	31.82%
2019	161	$48.97	to	$48.97	$8,224	0.45%	0.85%	to	0.85%	34.37%	to	34.37%
2018	180	$36.44	to	$36.44	$6,805	0.54%	0.85%	to	0.85%	(3.41)%	to	(3.41)%
2017	202	$37.72	to	$37.72	$7,713	0.39%	0.85%	to	0.85%	26.80%	to	26.80%
JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO
(Effective date 4/30/2020)
2021	62	$10.19	to	$10.38	$631	1.87%	0.49%	to	0.85%	(1.71)%	to	0.00%
2020	36	$10.37	to	$10.38	$378	0.00%	0.49%	to	0.69%	3.66%	to	3.80%
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2021	110	$56.12	to	$20.31	$3,588	0.58%	0.49%	to	0.85%	20.36	to	17.52%
2020	112	$46.62	to	$17.28	$3,038	1.10%	0.49%	to	0.85%	12.73	to	13.10%
2019	116	$41.36	to	$15.28	$3,094	0.42%	0.49%	to	0.85%	23.52%	to	23.97%
2018	118	$33.49	to	$12.32	$2,653	0.35%	0.49%	to	0.85%	(12.68)%	to	(12.37)%
2017	108	$38.35	to	$14.06	$2,755	0.35%	0.49%	to	0.85%	14.26%	to	14.67%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2021	794	$19.39	to	$10.38	$12,637	1.81%	0.49%	to	0.85%	7.26%	to	2.12%
2020	869	$18.08	to	$10.16	$13,337	2.85%	0.49%	to	0.85%	(2.12)%	to	(1.75)%
2019	920	$18.47	to	$10.34	$14,628	0.90%	0.49%	to	0.85%	17.14%	to	17.56%
2018	916	$15.77	to	$8.80	$12,524	1.72%	0.49%	to	0.85%	(19.25)%	to	(18.96)%
2017	1,021	$19.52	to	$10.85	$17,702	1.76%	0.49%	to	0.85%	26.75%	to	27.20%
LORD ABBETT SERIES SHORT DURATION INCOME PORTFOLIO
(Effective date 4/30/2020)
2021	303	$10.57	to	$10.51	$3,200	2.87%	0.49%	to	0.85%	0.27%	to	(0.47)%
2020	149	$10.55	to	$10.56	$1,569	8.28%	0.49%	to	0.69%	5.46%	to	5.61%
LVIP BARON GROWTH OPPORTUNITIES FUND
2021	425	$91.75	to	$26.86	$30,659	0.00%	0.49%	to	0.85%	17.71%	to	14.95%
2020	465	$77.94	to	$23.37	$28,474	0.00%	0.49%	to	0.85%	32.94%	to	33.39%
2019	537	$58.63	to	$17.52	$24,580	0.00%	0.49%	to	0.85%	35.23%	to	35.71%
2018	531	$43.35	to	$12.91	$19,100	0.00%	0.49%	to	0.85%	(4.75)%	to	(4.41)%
2017	556	$45.52	to	$13.50	$21,276	0.00%	0.49%	to	0.85%	26.16%	to	26.62%
MFS VIT II CORE EQUITY PORTFOLIO
(Effective date 12/07/2020)
2021	4	$16.09	to	$15.99	$65	0.32%	0.49%	to	0.85%	24.58%	to	23.83%
2020	4	$12.92	to	$12.92	$52	0.00%	0.65%	to	0.65%	29.15%	to	29.15%
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO
(Effective date 04/30/2019)
2021	91	$13.66	to	$13.53	$1,238	0.56%	0.49%	to	0.85%	9.39%	to	7.69%
2020	74	$12.49	to	$12.56	$932	2.18%	0.49%	to	0.85%	14.87%	to	15.24%
2019	15	$10.87	to	$10.90	$168	0.36%	0.49%	to	0.85%	8.71%	to	8.97%

                                                  (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO
2021	1,566	$40.86	to	$19.09	$46,747	0.14%	0.49%	to	0.85%	12.15%	to	6.78%
2020	1,638	$36.44	to	$17.87	$44,955	0.85%	0.49%	to	0.85%	19.19%	to	19.64%
2019	1,715	$30.57	to	$14.94	$40,434	1.47%	0.49%	to	0.85%	24.59%	to	25.05%
2018	1,810	$24.54	to	$11.95	$34,789	0.91%	0.49%	to	0.85%	(10.49)%	to	(10.17)%
2017	1,682	$27.41	to	$13.30	$37,536	1.35%	0.49%	to	0.85%	25.75%	to	26.20%
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
(Effective date 04/30/2019)
2021	15	$13.76	to	$13.63	$202	0.93%	0.49%	to	0.85%	29.44%	to	27.77%
2020	10	$10.63	to	$10.67	$110	1.04%	0.49%	to	0.69%	1.52%	to	1.73%
2019	4	$10.47	to	$10.47	$41	0.71%	0.65%	to	0.69%	4.69%	to	4.72%
MFS VIT III MID CAP VALUE PORTFOLIO
(Effective date 04/28/2017)
2021	68	$16.96	to	$16.67	$1,153	0.82%	0.49%	to	0.85%	32.09%	to	28.17%
2020	51	$12.84	to	$13.01	$654	1.38%	0.49%	to	0.85%	2.95%	to	3.33%
2019	45	$12.47	to	$12.59	$563	1.27%	0.49%	to	0.85%	30.01%	to	30.48%
2018	38	$9.59	to	$9.65	$367	0.89%	0.49%	to	0.85%	(12.21)%	to	(11.88)%
2017	8	$10.92	to	$10.95	$85	0.91%	0.49%	to	0.85%	9.21%	to	9.47%
MFS VIT UTILITIES SERIES
2021	319	$23.46	to	$15.51	$6,738	1.55%	0.49%	to	0.85%	15.98%	to	10.19%
2020	354	$20.23	to	$14.08	$6,653	2.26%	0.49%	to	0.85%	4.74%	to	5.13%
2019	435	$19.31	to	$13.39	$7,837	4.29%	0.49%	to	0.85%	23.75%	to	24.19%
2018	363	$15.61	to	$10.78	$5,437	0.77%	0.49%	to	0.85%	(0.05)%	to	0.32%
2017	468	$15.61	to	$10.75	$7,169	4.23%	0.49%	to	0.85%	13.53%	to	13.94%
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
2021	65	$62.29	to	$62.29	$4,140	2.00%	0.85%	to	0.85%	38.62%	to	38.62%
2020	80	$44.94	to	$44.94	$3,652	2.95%	0.85%	to	0.85%	(17.56)%	to	(17.56)%
2019	86	$54.51	to	$54.51	$4,971	1.87%	0.85%	to	0.85%	17.94%	to	17.93%
2018	97	$46.22	to	$46.22	$4,747	2.91%	0.85%	to	0.85%	(8.49)%	to	(8.50)%
2017	118	$50.51	to	$50.51	$6,281	1.48%	0.85%	to	0.85%	2.24%	to	2.24%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2021	34	$24.86	to	$15.89	$735	0.26%	0.49%	to	0.85%	35.54%	to	28.31%
2020	34	$18.34	to	$12.39	$566	0.77%	0.49%	to	0.85%	(3.66)%	to	(3.31)%
2019	39	$19.04	to	$12.81	$660	0.22%	0.49%	to	0.85%	15.43%	to	15.86%
2018	52	$16.49	to	$11.06	$791	0.26%	0.49%	to	0.85%	(16.20)%	to	(15.89)%
2017	49	$19.68	to	$13.15	$925	0.44%	0.49%	to	0.85%	15.37%	to	15.77%
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
2021	42	$21.12	to	$20.84	$883	0.18%	0.49%	to	0.69%	22.56%	to	20.94%
2020	42	$17.23	to	$17.23	$720	0.41%	0.49%	to	0.49%	18.66%	to	18.66%
2019	46	$14.52	to	$14.52	$661	0.30%	0.49%	to	0.49%	24.97%	to	24.97%
2018	42	$11.62	to	$11.62	$484	0.20%	0.49%	to	0.49%	(6.40)%	to	(6.40)%
2017	66	$12.41	to	$12.41	$818	0.35%	0.49%	to	0.49%	17.53%	to	17.53%
NVIT MID CAP INDEX FUND
2021	565	$60.80	to	$20.77	$23,139	1.11%	0.49%	to	0.85%	25.87%	to	20.07%
2020	612	$48.30	to	$17.30	$20,309	1.06%	0.49%	to	0.85%	11.89%	to	12.25%
2019	712	$43.17	to	$15.41	$22,392	1.14%	0.49%	to	0.85%	24.35%	to	24.80%
2018	712	$34.72	to	$12.34	$18,467	1.10%	0.49%	to	0.85%	(12.32)%	to	(12.00)%
2017	734	$39.60	to	$14.03	$22,734	5.06%	0.49%	to	0.85%	14.60%	to	15.01%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
2021	306	$8.10	to	$7.87	$2,443	4.59%	0.49%	to	0.85%	35.88%	to	28.83%
2020	205	$5.96	to	$6.11	$1,241	6.88%	0.49%	to	0.85%	0.73%	to	0.94%
2019	231	$5.92	to	$6.05	$1,390	4.51%	0.49%	to	0.85%	10.49%	to	10.90%
2018	215	$5.36	to	$5.46	$1,166	2.11%	0.49%	to	0.85%	(14.87)%	to	(14.55)%
2017	158	$6.29	to	$6.39	$1,006	11.21%	0.49%	to	0.85%	1.30%	to	1.65%
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
(Effective date 04/28/2017)
2021	66	$11.53	to	$11.34	$760	4.48%	0.49%	to	0.85%	(2.32)%	to	(4.63)%
2020	69	$11.81	to	$11.89	$791	5.03%	0.49%	to	0.69%	5.98%	to	6.19%
2019	51	$11.14	to	$11.20	$569	4.42%	0.49%	to	0.69%	13.97%	to	14.20%
2018	60	$9.78	to	$9.81	$583	4.18%	0.49%	to	0.69%	(5.39)%	to	(5.20)%
2017	20	$10.33	to	$10.35	$203	3.02%	0.49%	to	0.69%	3.33%	to	3.47%
PIMCO VIT HIGH YIELD PORTFOLIO
2021	1,764	$34.73	to	$13.45	$37,942	4.45%	0.49%	to	0.85%	30.32%	to	0.32%
2020	1,630	$26.65	to	$13.41	$34,247	5.28%	0.49%	to	0.85%	4.84%	to	5.24%
2019	1,408	$25.42	to	$12.74	$32,438	4.94%	0.49%	to	0.85%	13.76%	to	14.15%
2018	1,300	$22.34	to	$11.16	$26,828	5.09%	0.49%	to	0.85%	(3.48)%	to	(3.12)%
2017	1,573	$23.15	to	$11.52	$33,524	4.87%	0.49%	to	0.85%	5.71%	to	6.10%
PIMCO VIT LOW DURATION PORTFOLIO
2021	5,897	$14.26	to	$10.26	$75,872	0.52%	0.49%	to	0.85%	1.53%	to	(4.07)%
2020	5,946	$14.04	to	$10.70	$78,240	1.31%	0.49%	to	0.85%	2.14%	to	2.48%
2019	6,209	$13.75	to	$10.44	$81,066	2.77%	0.49%	to	0.85%	3.15%	to	3.52%
2018	6,166	$13.33	to	$10.08	$78,136	1.92%	0.49%	to	0.85%	(0.51)%	to	(0.15)%
2017	5,774	$13.40	to	$10.10	$74,455	1.34%	0.49%	to	0.85%	0.49%	to	0.85%
PIMCO VIT REAL RETURN PORTFOLIO
2021	306	$12.55	to	$12.22	$3,794	4.97%	0.49%	to	0.85%	5.86%	to	3.49%
2020	296	$11.86	to	$11.81	$3,516	1.60%	0.49%	to	0.85%	10.73%	to	11.19%
2019	287	$10.71	to	$10.62	$3,059	1.69%	0.49%	to	0.85%	7.52%	to	7.90%
2018	242	$9.96	to	$9.84	$2,387	2.50%	0.49%	to	0.85%	(3.04)%	to	(2.69)%
2017	158	$10.27	to	$10.12	$1,599	2.36%	0.49%	to	0.85%	2.79%	to	3.15%
PIMCO VIT TOTAL RETURN PORTFOLIO
2021	8,818	$19.24	to	$11.86	$139,410	1.82%	0.49%	to	0.85%	1.21%	to	(4.40)%
2020	9,223	$19.01	to	$12.41	$149,444	2.31%	0.49%	to	0.85%	7.70%	to	8.16%
2019	9,011	$17.65	to	$11.47	$137,172	3.00%	0.49%	to	0.85%	7.43%	to	7.82%
2018	8,263	$16.42	to	$10.64	$119,934	2.55%	0.49%	to	0.85%	(1.38)%	to	(1.01)%
2017	7,789	$16.65	to	$10.75	$118,557	2.02%	0.49%	to	0.85%	4.03%	to	4.40%
PIONEER BOND VCT PORTFOLIO
(Effective date 04/30/2018)
2021	159	$11.81	to	$11.66	$1,879	2.29%	0.49%	to	0.85%	0.84%	to	(1.41)%
2020	122	$11.71	to	$11.82	$1,435	3.29%	0.49%	to	0.69%	7.55%	to	8.18%
2019	119	$10.89	to	$10.93	$1,297	3.04%	0.49%	to	0.69%	8.53%	to	8.74%
2018	10	$10.04	to	$10.04	$100	1.07%	0.69%	to	0.69%	0.39%	to	0.39%
PIONEER FUND VCT PORTFOLIO
2021	110	$56.46	to	$27.50	$5,330	0.32%	0.49%	to	0.85%	26.90%	to	23.92%
2020	170	$44.49	to	$22.19	$5,141	0.78%	0.49%	to	0.85%	23.22%	to	23.68%
2019	189	$36.11	to	$17.94	$5,051	1.07%	0.49%	to	0.85%	30.22%	to	30.69%
2018	117	$27.73	to	$13.73	$2,927	1.12%	0.49%	to	0.85%	(2.35)%	to	(1.99)%
2017	121	$28.39	to	$21.94	$3,252	1.18%	0.65%	to	0.85%	20.69%	to	20.93%

                                                  (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
PIONEER MID CAP VALUE VCT PORTFOLIO
2021	59	$26.41	to	$16.78	$1,527	0.83%	0.49%	to	0.85%	32.36%	to	25.27%
2020	63	$19.95	to	$13.39	$1,250	1.06%	0.49%	to	0.85%	1.03%	to	1.37%
2019	73	$19.75	to	$13.21	$1,448	1.09%	0.49%	to	0.85%	27.00%	to	27.46%
2018	86	$15.55	to	$10.36	$1,303	0.47%	0.49%	to	0.85%	(20.18)%	to	(19.89)%
2017	96	$19.49	to	$12.94	$1,835	0.60%	0.49%	to	0.85%	11.92%	to	12.31%
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
2021	178	$58.73	to	$25.63	$8,306	0.00%	0.49%	to	0.85%	7.15%	to	4.64%
2020	206	$54.81	to	$24.49	$8,766	0.00%	0.49%	to	0.85%	37.98%	to	38.53%
2019	221	$39.72	to	$17.68	$7,307	0.00%	0.49%	to	0.85%	31.96%	to	32.43%
2018	261	$30.10	to	$13.35	$6,217	0.00%	0.49%	to	0.85%	(7.28)%	to	(6.94)%
2017	197	$32.46	to	$14.35	$5,714	0.08%	0.49%	to	0.85%	28.93%	to	29.40%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2021	42	$52.33	to	$24.66	$2,138	0.00%	0.49%	to	0.85%	21.91%	to	(43.89)%
2020	43	$42.93	to	$43.94	$1,828	0.00%	0.65%	to	0.85%	27.40%	to	27.66%
2019	46	$26.83	to	$34.42	$1,559	0.00%	0.65%	to	0.85%	27.28%	to	27.53%
2018	50	$21.08	to	$26.99	$1,302	0.00%	0.65%	to	0.85%	(6.04)%	to	(5.85)%
2017	50	$28.17	to	$28.66	$1,396	0.00%	0.65%	to	0.85%	24.23%	to	24.47%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
2021	41	$12.99	to	$7.64	$511	0.00%	0.49%	to	0.85%	27.15%	to	22.54%
2020	49	$10.22	to	$6.24	$485	0.00%	0.49%	to	0.85%	10.83%	to	11.20%
2019	63	$9.22	to	$5.61	$573	0.00%	0.49%	to	0.85%	9.32%	to	9.71%
2018	79	$8.43	to	$5.11	$630	0.00%	0.49%	to	0.85%	(19.11)%	to	(18.81)%
2017	84	$10.42	to	$6.29	$834	0.00%	0.49%	to	0.85%	(1.38)%	to	(1.02)%
PUTNAM VT EQUITY INCOME FUND
2021	582	$37.73	to	$21.02	$17,294	1.16%	0.49%	to	0.85%	29.21%	to	23.26%
2020	584	$29.20	to	$17.06	$14,452	1.86%	0.49%	to	0.85%	4.92%	to	5.29%
2019	737	$27.83	to	$16.20	$16,813	1.86%	0.49%	to	0.85%	29.30%	to	29.76%
2018	612	$21.53	to	$12.48	$11,559	0.72%	0.49%	to	0.85%	(9.27)%	to	(8.94)%
2017	624	$23.73	to	$13.71	$13,005	1.77%	0.49%	to	0.85%	17.77%	to	18.19%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
2021	59	$16.83	to	$16.49	$973	0.91%	0.49%	to	0.85%	15.62%	to	11.39%
2020	61	$14.56	to	$14.81	$890	2.29%	0.49%	to	0.85%	11.66%	to	12.01%
2019	64	$13.04	to	$13.22	$838	1.82%	0.49%	to	0.85%	16.42%	to	16.84%
2018	85	$11.20	to	$11.31	$953	2.50%	0.49%	to	0.85%	(7.82)%	to	(7.48)%
2017	29	$12.19	to	$12.23	$355	1.17%	0.49%	to	0.65%	14.91%	to	15.10%
PUTNAM VT GLOBAL HEALTH CARE FUND
2021	153	$35.23	to	$22.02	$5,163	1.09%	0.49%	to	0.85%	20.94%	to	15.61%
2020	160	$29.13	to	$19.05	$4,566	0.53%	0.49%	to	0.85%	15.27%	to	15.73%
2019	188	$25.27	to	$16.46	$4,690	0.00%	0.49%	to	0.85%	29.19%	to	29.66%
2018	217	$19.56	to	$12.70	$4,169	1.04%	0.49%	to	0.85%	(1.44)%	to	(1.08)%
2017	267	$19.84	to	$12.84	$5,210	0.54%	0.49%	to	0.85%	14.33%	to	14.74%
PUTNAM VT INCOME FUND
2021	551	$11.57	to	$11.30	$6,332	1.62%	0.49%	to	0.85%	(2.94)%	to	(7.16)%
2020	550	$11.93	to	$12.17	$6,656	5.33%	0.49%	to	0.85%	5.07%	to	5.47%
2019	819	$11.35	to	$11.54	$9,414	2.14%	0.49%	to	0.85%	11.29%	to	11.70%
2018	387	$10.19	to	$10.33	$3,978	4.03%	0.49%	to	0.85%	(0.49)%	to	(0.13)%
2017	129	$10.24	to	$10.34	$1,330	3.79%	0.49%	to	0.85%	5.01%	to	5.39%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
PUTNAM VT INTERNATIONAL EQUITY FUND
2021	97	$15.41	to	$15.10	$1,482	1.38%	0.49%	to	0.85%	10.40%	to	6.36%
2020	109	$13.96	to	$14.20	$1,537	1.96%	0.49%	to	0.85%	11.40%	to	11.77%
2019	108	$12.53	to	$12.70	$1,364	1.61%	0.49%	to	0.85%	24.49%	to	24.95%
2018	102	$10.11	to	$10.16	$1,036	1.41%	0.49%	to	0.69%	(19.51)%	to	(19.35)%
2017	59	$12.56	to	$12.60	$736	1.78%	0.49%	to	0.69%	26.06%	to	26.32%
PUTNAM VT INTERNATIONAL VALUE FUND
2021	93	$13.12	to	$12.81	$1,219	2.31%	0.49%	to	0.85%	16.02%	to	11.99%
2020	105	$11.31	to	$11.44	$1,202	2.63%	0.49%	to	0.69%	3.51%	to	3.72%
2019	83	$10.85	to	$11.03	$908	2.85%	0.49%	to	0.85%	19.42%	to	19.85%
2018	88	$9.14	to	$9.20	$812	2.03%	0.49%	to	0.69%	(17.95)%	to	(17.79)%
2017	59	$11.13	to	$11.19	$663	1.75%	0.49%	to	0.69%	24.19%	to	24.45%
PUTNAM VT MORTGAGE SECURITIES FUND
2021	356	$11.62	to	$10.22	$3,909	0.00%	0.49%	to	0.85%	(2.33)%	to	(6.82)%
2020	399	$11.90	to	$10.97	$4,609	9.68%	0.49%	to	0.85%	(2.40)%	to	(2.03)%
2019	543	$12.19	to	$11.20	$6,460	2.18%	0.49%	to	0.85%	12.25%	to	12.64%
2018	531	$10.86	to	$9.94	$5,669	2.83%	0.49%	to	0.85%	(1.76)%	to	(1.39)%
2017	657	$11.05	to	$10.08	$7,117	2.47%	0.49%	to	0.85%	1.11%	to	1.46%
PUTNAM VT MULTI-CAP CORE FUND
2021	58	$27.10	to	$26.04	$1,550	0.95%	0.49%	to	0.85%	32.22%	to	27.16%
2020	58	$20.50	to	$20.48	$1,193	1.33%	0.49%	to	0.85%	16.64%	to	17.08%
2019	59	$17.14	to	$17.49	$1,028	1.35%	0.49%	to	0.85%	30.89%	to	31.36%
2018	56	$13.10	to	$13.32	$752	1.28%	0.49%	to	0.85%	(8.24)%	to	(7.90)%
2017	62	$14.27	to	$14.46	$902	1.25%	0.49%	to	0.85%	22.10%	to	22.54%
PUTNAM VT SMALL CAP VALUE FUND
2021	9	$18.11	to	$17.87	$163	1.23%	0.65%	to	0.85%	40.92%	to	37.47%
2020	10	$12.85	to	$13.00	$135	1.16%	0.65%	to	0.85%	3.33%	to	3.52%
2019	3	$12.44	to	$12.56	$32	0.96%	0.65%	to	0.85%	23.48%	to	23.72%
2018	2	$10.07	to	$10.15	$25	0.48%	0.65%	to	0.85%	(20.37)%	to	(20.21)%
2017	3	$12.65	to	$12.72	$38	1.65%	0.65%	to	0.85%	7.22%	to	7.45%
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
2021	112	$31.43	to	$14.33	$3,456	1.21%	0.49%	to	0.85%	30.63%	to	25.88%
2020	118	$24.06	to	$11.39	$2,855	0.92%	0.49%	to	0.85%	(8.10)%	to	(7.81)%
2019	127	$26.18	to	$12.35	$3,373	0.42%	0.49%	to	0.85%	17.44%	to	17.86%
2018	137	$22.30	to	$10.47	$3,092	0.29%	0.49%	to	0.85%	(9.28)%	to	(8.94)%
2017	145	$24.58	to	$11.50	$3,605	0.77%	0.49%	to	0.85%	4.22%	to	4.59%
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
2021	13,156	$12.80	to	$9.78	$142,709	0.06%	0.49%	to	0.85%	(0.79)%	to	(3.12)%
2020	15,575	$12.91	to	$10.09	$168,645	0.14%	0.49%	to	0.85%	(0.58)%	to	(0.16)%
2019	11,949	$12.98	to	$10.11	$134,758	1.88%	0.49%	to	0.85%	1.05%	to	1.41%
2018	11,061	$12.84	to	$9.97	$124,026	1.54%	0.49%	to	0.85%	0.67%	to	1.03%
2017	7,416	$12.76	to	$9.87	$83,485	0.44%	0.49%	to	0.85%	(0.41)%	to	(0.05)%
SCHWAB S&P 500 INDEX PORTFOLIO
2021	16,187	$82.76	to	$26.73	$615,857	1.26%	0.49%	to	0.85%	27.58%	to	24.59%
2020	17,207	$64.87	to	$21.45	$511,660	1.21%	0.49%	to	0.85%	17.28%	to	17.67%
2019	16,583	$55.31	to	$18.23	$438,290	1.81%	0.49%	to	0.85%	30.37%	to	30.84%
2018	15,012	$42.43	to	$13.93	$321,809	1.68%	0.49%	to	0.85%	(5.22)%	to	(4.87)%
2017	13,516	$44.76	to	$14.64	$328,558	1.63%	0.49%	to	0.85%	20.70%	to	21.13%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
SCHWAB VIT BALANCED PORTFOLIO
2021	338	$13.97	to	$13.81	$4,714	1.29%	0.49%	to	0.69%	8.67%	to	6.44%
2020	492	$12.85	to	$12.97	$6,373	1.93%	0.49%	to	0.69%	7.45%	to	7.74%
2019	571	$11.96	to	$12.04	$6,873	1.58%	0.49%	to	0.69%	13.46%	to	13.69%
2018	429	$10.54	to	$10.59	$4,544	1.19%	0.49%	to	0.69%	(5.29)%	to	(5.10)%
2017	221	$11.13	to	$11.16	$2,463	0.84%	0.49%	to	0.69%	9.25%	to	9.46%
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
2021	407	$15.51	to	$15.34	$6,292	1.29%	0.49%	to	0.69%	11.92%	to	9.63%
2020	501	$13.86	to	$13.99	$6,996	2.18%	0.49%	to	0.69%	9.29%	to	9.54%
2019	574	$12.68	to	$12.77	$7,323	1.73%	0.49%	to	0.69%	17.24%	to	17.47%
2018	432	$10.81	to	$10.87	$4,687	1.37%	0.49%	to	0.69%	(7.35)%	to	(7.17)%
2017	254	$11.67	to	$11.71	$2,966	1.31%	0.49%	to	0.69%	12.92%	to	13.15%
SCHWAB VIT GROWTH PORTFOLIO
2021	124	$16.96	to	$16.77	$2,098	1.16%	0.49%	to	0.69%	15.18%	to	12.82%
2020	292	$14.73	to	$14.87	$4,342	2.47%	0.49%	to	0.69%	10.57%	to	10.77%
2019	235	$13.32	to	$13.42	$3,149	1.76%	0.49%	to	0.69%	20.01%	to	20.25%
2018	235	$11.10	to	$11.16	$2,627	0.58%	0.49%	to	0.69%	(8.99)%	to	(8.80)%
2017	47	$12.19	to	$12.24	$579	1.67%	0.49%	to	0.69%	16.33%	to	16.57%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
2021	60	$29.17	to	$28.73	$1,753	0.00%	0.49%	to	0.69%	14.04%	to	10.85%
2020	62	$25.57	to	$25.91	$1,611	0.00%	0.49%	to	0.69%	28.71%	to	28.99%
2019	58	$19.87	to	$20.09	$1,171	0.00%	0.49%	to	0.69%	28.06%	to	28.31%
2018	97	$15.51	to	$15.66	$1,522	0.00%	0.49%	to	0.69%	0.41%	to	0.61%
2017	27	$15.45	to	$15.56	$427	0.00%	0.49%	to	0.69%	26.71%	to	26.96%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
2021	177	$29.21	to	$27.84	$5,016	0.00%	0.65%	to	0.85%	13.60%	to	10.41%
2020	163	$25.71	to	$25.22	$4,156	0.00%	0.65%	to	0.85%	28.17%	to	28.43%
2019	121	$19.42	to	$20.29	$2,475	0.00%	0.65%	to	0.85%	27.54%	to	27.80%
2018	129	$15.73	to	$15.88	$2,072	0.00%	0.65%	to	0.85%	(0.01)%	to	0.20%
2017	112	$15.73	to	$15.33	$1,822	0.00%	0.65%	to	0.85%	26.24%	to	26.49%
TEMPLETON FOREIGN VIP FUND
2021	521	$13.32	to	$9.28	$6,474	1.83%	0.49%	to	0.85%	5.72%	to	0.85%
2020	521	$12.60	to	$9.20	$6,240	3.58%	0.49%	to	0.85%	(2.01)%	to	(1.68)%
2019	586	$12.86	to	$9.36	$7,197	1.76%	0.49%	to	0.85%	11.58%	to	11.98%
2018	637	$11.52	to	$8.36	$6,933	2.67%	0.49%	to	0.85%	(16.16)%	to	(15.86)%
2017	716	$13.75	to	$9.93	$9,228	2.59%	0.49%	to	0.85%	15.71%	to	16.13%
TEMPLETON GLOBAL BOND VIP FUND
2021	957	$9.02	to	$8.72	$8,555	0.00%	0.49%	to	0.85%	(4.34)%	to	(8.01)%
2020	938	$9.43	to	$9.48	$8,884	8.91%	0.49%	to	0.85%	(6.08)%	to	(5.71)%
2019	932	$9.85	to	$10.05	$9,464	7.07%	0.49%	to	0.85%	1.15%	to	1.51%
2018	942	$9.74	to	$9.90	$9,391	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
2017	821	$9.64	to	$9.76	$8,093	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES
2021	102	$12.85	to	$12.45	$1,302	0.70%	0.65%	to	0.85%	24.91%	to	17.56%
2020	111	$10.28	to	$10.59	$1,164	2.87%	0.65%	to	0.85%	(3.26)%	to	(3.02)%
2019	120	$10.63	to	$10.92	$1,311	0.27%	0.65%	to	0.85%	11.51%	to	11.73%
2018	131	$9.53	to	$9.78	$1,286	1.81%	0.65%	to	0.85%	(21.02)%	to	(20.86)%
2017	150	$12.07	to	$12.35	$1,853	0.81%	0.65%	to	0.85%	12.64%	to	12.86%

                                                  (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
TOUCHSTONE VST BOND FUND
2021	519	$15.06	to	$11.31	$7,232	2.45%	0.49%	to	0.85%	0.47%	to	(4.34)%
2020	520	$14.99	to	$11.82	$7,345	1.95%	0.49%	to	0.85%	8.81%	to	9.16%
2019	476	$13.78	to	$10.83	$6,087	1.24%	0.49%	to	0.85%	9.53%	to	9.92%
2018	640	$12.58	to	$9.85	$7,336	2.16%	0.49%	to	0.85%	(2.71)%	to	(2.36)%
2017	731	$12.94	to	$10.09	$8,628	0.00%	0.49%	to	0.85%	2.80%	to	3.17%
TOUCHSTONE VST COMMON STOCK FUND
2021	204	$58.55	to	$25.49	$11,323	0.55%	0.49%	to	0.85%	30.02%	to	23.79%
2020	221	$45.03	to	$20.59	$9,644	0.66%	0.49%	to	0.85%	22.64%	to	23.06%
2019	279	$36.72	to	$16.73	$9,724	0.53%	0.49%	to	0.85%	27.49%	to	27.95%
2018	327	$28.80	to	$13.07	$8,816	1.26%	0.49%	to	0.85%	(8.83)%	to	(8.50)%
2017	375	$31.59	to	$14.29	$10,741	0.01%	0.49%	to	0.85%	20.48%	to	20.91%
TOUCHSTONE VST COMMON STOCK FUND CLASS SC
2021	119	$58.00	to	$24.80	$5,824	0.41%	0.49%	to	0.85%	29.73%	to	23.53%
2020	118	$44.71	to	$20.08	$4,503	0.67%	0.49%	to	0.85%	22.45%	to	22.88%
2019	127	$36.51	to	$16.34	$4,012	1.21%	0.49%	to	0.85%	26.22%	to	26.68%
2018	144	$28.93	to	$12.90	$3,510	0.46%	0.49%	to	0.85%	(8.76)%	to	(8.43)%
2017	142	$31.70	to	$14.09	$3,950	0.54%	0.49%	to	0.85%	12.68%	to	13.09%
TOUCHSTONE VST SMALL COMPANY FUND
2021	179	$55.51	to	$23.09	$6,976	0.06%	0.49%	to	0.85%	26.29%	to	20.24%
2020	224	$43.95	to	$19.20	$6,839	0.17%	0.49%	to	0.85%	17.68%	to	18.08%
2019	262	$37.35	to	$16.26	$7,015	0.02%	0.49%	to	0.85%	20.37%	to	20.80%
2018	277	$31.03	to	$13.46	$6,249	0.00%	0.49%	to	0.85%	(8.76)%	to	(8.43)%
2017	212	$34.00	to	$14.69	$5,473	0.06%	0.49%	to	0.85%	18.12%	to	18.54%
VAN ECK VIP GLOBAL HARD ASSETS FUND
2021	508	$12.91	to	$7.44	$4,696	0.29%	0.49%	to	0.85%	20.69%	to	14.91%
2020	795	$10.70	to	$6.47	$5,703	1.03%	0.49%	to	0.85%	17.83%	to	18.29%
2019	313	$9.08	to	$5.47	$2,434	0.00%	0.49%	to	0.85%	10.60%	to	10.99%
2018	305	$8.21	to	$4.93	$2,199	0.00%	0.49%	to	0.85%	(29.04)%	to	(28.77)%
2017	317	$11.57	to	$6.92	$3,234	0.00%	0.49%	to	0.85%	(2.80)%	to	(2.45)%
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
2021	258	$13.01	to	$10.07	$3,285	5.11%	0.49%	to	0.85%	(2.42)%	to	(7.09)%
2020	298	$13.34	to	$10.84	$4,021	7.88%	0.49%	to	0.85%	7.99%	to	8.41%
2019	300	$12.35	to	$10.00	$3,745	0.35%	0.49%	to	0.85%	11.66%	to	12.07%
2018	341	$11.06	to	$8.93	$3,798	7.60%	0.49%	to	0.85%	(6.94)%	to	(6.60)%
2017	401	$11.88	to	$9.56	$4,782	2.44%	0.49%	to	0.85%	11.30%	to	11.70%
VANGUARD VIF CAPITAL GROWTH PORTFOLIO
2021	236	$27.84	to	$27.42	$6,557	0.96%	0.49%	to	0.69%	22.55%	to	19.13%
2020	247	$22.71	to	$23.02	$5,699	1.61%	0.49%	to	0.69%	16.66%	to	16.89%
2019	305	$19.47	to	$19.69	$6,001	1.09%	0.49%	to	0.69%	25.63%	to	25.87%
2018	375	$15.50	to	$15.64	$5,848	0.82%	0.49%	to	0.69%	(1.86)%	to	(1.66)%
2017	337	$15.79	to	$15.91	$5,348	0.95%	0.49%	to	0.69%	27.95%	to	28.20%
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
2021	333	$20.81	to	$20.49	$6,915	1.16%	0.49%	to	0.69%	31.56%	to	27.87%
2020	370	$15.82	to	$16.03	$5,911	2.82%	0.49%	to	0.69%	10.99%	to	11.22%
2019	372	$14.25	to	$14.41	$5,365	2.66%	0.49%	to	0.69%	24.83%	to	25.08%
2018	371	$11.41	to	$11.52	$4,264	2.20%	0.49%	to	0.69%	(9.75)%	to	(9.56)%
2017	319	$12.65	to	$12.74	$4,050	2.11%	0.49%	to	0.69%	12.39%	to	12.61%

                                                  (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
VANGUARD VIF MID-CAP INDEX PORTFOLIO
2021	540	$23.76	to	$23.40	$12,776	1.10%	0.49%	to	0.69%	25.39%	to	21.88%
2020	798	$18.95	to	$19.20	$15,285	1.62%	0.49%	to	0.69%	17.27%	to	17.52%
2019	792	$16.16	to	$16.34	$12,910	1.42%	0.49%	to	0.69%	29.97%	to	30.24%
2018	756	$12.43	to	$12.55	$9,469	1.00%	0.49%	to	0.69%	(9.96)%	to	(9.78)%
2017	465	$13.81	to	$13.91	$6,453	0.94%	0.49%	to	0.69%	18.27%	to	18.50%
VANGUARD VIF REAL ESTATE INDEX PORTFOLIO
2021	386	$20.45	to	$20.14	$7,878	1.79%	0.49%	to	0.69%	41.38%	to	37.42%
2020	306	$14.47	to	$14.66	$4,485	2.85%	0.49%	to	0.69%	(5.51)%	to	(5.31)%
2019	397	$15.31	to	$15.48	$6,143	2.35%	0.49%	to	0.69%	27.92%	to	28.17%
2018	294	$11.97	to	$12.08	$3,548	3.01%	0.49%	to	0.69%	(6.01)%	to	(5.82)%
2017	257	$12.73	to	$12.82	$3,292	2.24%	0.49%	to	0.69%	4.06%	to	4.27%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
2021	142	$24.11	to	$23.75	$3,399	0.36%	0.49%	to	0.69%	15.17%	to	11.95%
2020	221	$20.94	to	$21.22	$4,689	0.75%	0.49%	to	0.69%	22.37%	to	22.56%
2019	254	$17.11	to	$17.31	$4,383	0.46%	0.49%	to	0.69%	27.23%	to	27.48%
2018	241	$13.45	to	$13.58	$3,261	0.32%	0.49%	to	0.69%	(7.90)%	to	(7.72)%
2017	163	$14.61	to	$14.71	$2,389	0.40%	0.49%	to	0.69%	22.62%	to	22.86%

                                                  (Concluded)

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2021 including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.